UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	December 31, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (56.9%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.48%, 7/1/45	$191	$190

Agency Fixed Rate Mortgages (3.0%)
United States (3.0%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 – 6/1/45	1,217	1,221
6.50%, 5/1/32 – 7/1/32	42	46
7.50%, 5/1/35	4	5
Federal National Mortgage Association,
Conventional Pools:
3.00%, 3/1/30 – 5/1/30	271	271
3.50%, 3/1/47	182	182
4.00%, 4/1/45 – 9/1/45	1,109	1,135
4.50%, 3/1/41 – 11/1/44	262	273
5.00%, 1/1/41 – 3/1/41	704	748
6.00%, 1/1/38	5	6
6.50%, 12/1/29	13	15
7.00%, 2/1/31	70	71
7.50%, 8/1/37	8	10
January TBA:
3.00%, 1/1/34 (a)	250	249
3.50%, 1/1/49 (a)	1,654	1,654
4.00%, 1/1/49 (a)	1,134	1,156
4.50%, 1/1/49 (a)	500	518
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42	369	381
5.50%, 8/15/39	42	44
		7,985
Asset-Backed Securities (0.3%)
United States (0.3%)
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 3.86%, 3/25/33 (b)	206	207
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 4.08%, 12/25/34 (b)	200	201
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 3.27%, 12/25/32 (b)	235	232
United Auto Credit Securitization Trust,
4.26%, 5/10/23 (c)	250	251
		891
Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	75
2.97%, 10/25/21	89	89
IO REMIC
1 Month USD LIBOR + 6.05% ,3.59%, 4/15/39 (b)	49	3
		167

Commercial Mortgage-Backed Securities (0.7%)
United States (0.7%)
COMM Mortgage Trust,
3.28%, 1/10/46		305	304
4.73%, 7/15/47 (b)(c)		152	140
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		98	100
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	258
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 5.60%, 11/15/29 (b)(c)		321	319
WFRBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	320
5.04%, 9/15/46 (b)(c)		375	350
			1,791
Corporate Bonds (14.6%)
Australia (0.7%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	474
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)	$350		346
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	286
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		125	125
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	166
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)		400	403
			1,800
Belgium (0.1%)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26 (c)		250	237

Canada (0.8%)
Goldcorp, Inc.,
3.70%, 3/15/23		198	197
Province of Alberta Canada,
1.75%, 8/26/20		700	689
Province of British Columbia Canada,
2.00%, 10/23/22		700	682
Royal Bank of Canada,
2.75%, 2/1/22		625	615
			2,183
Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		300	294

China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		200	194
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	193
			387

Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23	630		658

France (1.1%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	200		191
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	500	582
BNP Paribas SA,
3.80%, 1/10/24 (c)	$525		512
5.00%, 1/15/21	95		98
BPCE SA,
5.15%, 7/21/24 (c)	450		452
Danone SA,
1.69%, 10/30/19 (c)	475		469
Electricite de France SA,
5.00%, 1/22/26 (d)	EUR	300	335
TOTAL SA,
2.71%, 12/29/49 (d)	100		117
3.88%, 12/29/49 (d)	100		122
			2,878
Germany (1.0%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)	$250		246
BMW US Capital LLC,
2.15%, 4/6/20 (c)	525		519
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)	300		297
Deutsche Bank AG,
2.70%, 7/13/20	625		608
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	400	512
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)	$250		247
			2,571
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)	200		192

India (0.1%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26	200		186

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	315		290

Italy (0.2%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	250	289
Telecom Italia Finance SA,
7.75%, 1/24/33	80		115
			404

Japan (0.1%)
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28 (c)	$325		333

Korea, Republic of (0.2%)
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)	510		515

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	675		665

Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	250	295
Cooperatieve Rabobank UA,
3.95%, 11/9/22	$250		249
Series G
3.75%, 11/9/20	EUR	300	365
ING Bank N.V.,
5.80%, 9/25/23 (c)	$240		251
			1,160
Spain (0.4%)
Banco Santander SA,
5.18%, 11/19/25	600		598
Telefonica Emisiones SA,
4.71%, 1/20/20	EUR	300	361
			959
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20	$525		520

Switzerland (0.3%)
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	325		317
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)	500		488
			805
United Arab Emirates (0.1%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)	200		197

United Kingdom (1.4%)
BP Capital Markets PLC,
2.50%, 11/6/22	275		266
HSBC Holdings PLC,
3.95%, 5/18/24	550		547
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	450	550
Lloyds Banking Group PLC,
4.55%, 8/16/28	$375		361
Nationwide Building Society,
3.77%, 3/8/24 (c)	300		289
4.36%, 8/1/24 (c)	200		196
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	270

Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	$550	528
Standard Chartered PLC,
2.10%, 8/19/19 (c)	300	298
Vodafone Group PLC,
4.38%, 5/30/28	275	267
		3,572
United States (6.7%)
Abbott Laboratories,
3.40%, 11/30/23	87	87
Air Lease Corp.,
2.13%, 1/15/20	400	394
Amazon.com, Inc.,
2.80%, 8/22/24	375	365
American Express Credit Corp.,
MTN
2.20%, 3/3/20	375	371
3.30%, 5/3/27	350	340
Apple, Inc.,
2.50%, 2/9/22	500	492
AT&T, Inc.,
4.25%, 3/1/27	350	343
4.50%, 3/9/48	91	78
5.15%, 2/15/50	100	93
Bank of America Corp.,
4.24%, 4/24/38	325	310
MTN
4.00%, 1/22/25	375	366
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	195	204
Capital One Financial Corp.,
2.50%, 5/12/20	250	247
3.30%, 10/30/24	325	308
Capital One NA,
1.85%, 9/13/19	400	396
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	100	100
6.48%, 10/23/45	150	155
Cigna Corp.,
3.75%, 7/15/23 (c)	250	249
Citigroup, Inc.,
5.50%, 9/13/25	250	263
8.13%, 7/15/39	175	243
Coca-Cola Co. (The),
3.20%, 11/1/23	250	251
Comcast Corp.,
3.55%, 5/1/28	150	145
Constellation Brands, Inc.,
4.40%, 11/15/25	200	201
CVS Health Corp.,
3.70%, 3/9/23	525	520
Discover Bank,
3.10%, 6/4/20	525	522
Dollar Tree, Inc.,
3.70%, 5/15/23	175	172
Dow Chemical Co. (The),
4.55%, 11/30/25 (c)	325	331

Duke Energy Corp.,
1.80%, 9/1/21		275	263
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		350	360
Ford Motor Credit Co., LLC,
2.68%, 1/9/20		300	295
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35		250	210
General Motors Financial Co., Inc.,
2.35%, 10/4/19		200	198
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19		340	337
MTN
4.80%, 7/8/44		275	262
Home Depot, Inc. (The),
5.88%, 12/16/36		100	120
HSBC USA, Inc.,
3.50%, 6/23/24		100	99
JPMorgan Chase & Co.,
2.25%, 1/23/20		900	891
3.78%, 2/1/28		325	316
Keurig Dr Pepper, Inc.,
4.06%, 5/25/23 (c)		325	324
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)		100	97
McDonald’s Corp.,
MTN
3.38%, 5/26/25		275	269
Medtronic, Inc.,
3.63%, 3/15/24		250	253
Merck & Co., Inc.,
2.80%, 5/18/23		250	247
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)		525	517
Microsoft Corp.,
1.55%, 8/8/21		525	510
NBC Universal Media LLC,
4.38%, 4/1/21		175	179
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27		350	335
Oracle Corp.,
3.40%, 7/8/24		175	175
PepsiCo, Inc.,
3.60%, 3/1/24		250	254
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	114
Rockwell Collins, Inc.,
1.95%, 7/15/19	$525		521
salesforce.com, Inc.,
3.25%, 4/11/23		300	302
Starbucks Corp.,
3.80%, 8/15/25		250	248
Stryker Corp.,
2.63%, 11/30/30	EUR	100	118
Synchrony Bank,
3.65%, 5/24/21	$250		245
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26		275	254
Union Pacific Corp.,
3.95%, 9/10/28		115	115

UnitedHealth Group, Inc.,
2.88%, 3/15/23		250	246
4.25%, 3/15/43		150	149
Verizon Communications, Inc.,
4.67%, 3/15/55		231	213
Visa, Inc.,
3.15%, 12/14/25		200	197
Walmart, Inc.,
2.55%, 4/11/23		200	195
Wells Fargo & Co.,
3.00%, 10/23/26		850	788
			17,762
			38,568
Mortgages - Other (0.5%)
United Kingdom (0.1%)
Moorgate Funding Ltd.,
1 Month GBP LIBOR + 1.10%, 1.83%, 10/15/50 (b)	GBP	150	191

United States (0.4%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$32		18
6.00%, 4/25/36		4	4
ChaseFlex Trust,
6.00%, 2/25/37		27	19
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 7/25/46		480	466
3.50%, 5/25/45 – 7/25/46		594	589
4.00%, 5/25/45		58	58
GSR Mortgage Loan Trust,
5.75%, 1/25/37		17	15
Lehman Mortgage Trust,
5.50%, 11/25/35		6	6
6.50%, 9/25/37		23	14
			1,189
			1,380
Sovereign (27.4%)
Argentina (2.7%)
Argentine Republic Government International Bond,
5.88%, 1/11/28		2,519	1,820
6.25%, 4/22/19		5,202	5,256
			7,076
Australia (1.1%)
Australia Government Bond,
2.75%, 11/21/27	AUD	4,188	3,058

Austria (0.3%)
Republic of Austria Government Bond,
4.15%, 3/15/37 (c)	EUR	410	714

Belgium (0.8%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/27 (c)		1,180	1,370
1.90%, 6/22/38 (c)		640	782
			2,152

Canada (1.3%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	1,400	951
1.50%, 6/1/26	3,580		2,544
			3,495
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	358
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$575		568
			926
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	1,820	286

France (1.3%)
French Republic Government Bond OAT,
1.00%, 5/25/27	EUR	660	787
1.75%, 5/25/23	1,180		1,466
2.00%, 5/25/48 (c)	420		523
3.25%, 5/25/45	420		662
			3,438
Germany (0.9%)
Bundesrepublik Deutschland Bundesanleihe,
0.50%, 2/15/28	240		283
4.25%, 7/4/39	840		1,620
4.75%, 7/4/34	240		448
			2,351
Greece (2.2%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	5,227		5,725

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	$360		390

Indonesia (0.3%)
Indonesia Government International Bond,
5.88%, 1/15/24	360		384
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	3,175,000	195
8.25%, 5/15/29	3,325,000		237
			816
Italy (1.6%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	950	1,090
2.20%, 6/1/27	650		728
3.75%, 9/1/24	1,550		1,938
5.00%, 9/1/40 (c)	340		479
			4,235

Japan (7.6%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	321,000	2,980
0.50%, 9/20/24	444,000		4,201
1.10%, 6/20/21	595,000		5,595
Japan Government Thirty Year Bond,
0.30%, 6/20/46	171,000		1,410
1.70%, 6/20/33	261,000		2,874
2.00%, 9/20/40	250,000		2,949
			20,009
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	1,600	385

Mexico (0.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	15,000	710
Petroleos Mexicanos,
4.88%, 1/18/24	$330		308
			1,018
Netherlands (0.2%)
Netherlands Government Bond,
3.75%, 1/15/42 (c)	EUR	270	501

New Zealand (0.5%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	1,760	1,250

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	2,000	238

Poland (0.6%)
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	4,900	1,327
4.00%, 10/25/23	860		249
			1,576
Portugal (1.7%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	1,491	1,895
3.88%, 2/15/30 (c)	490		668
4.13%, 4/14/27 (c)	1,374		1,892
			4,455
Russia (0.1%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	13,000	178

Spain (1.8%)
Spain Government Bond,
0.35%, 7/30/23	EUR	1,860	2,133
0.40%, 4/30/22	890		1,034
1.95%, 7/30/30 (c)	640		757

4.40%, 10/31/23 (c)	560		764
			4,688
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	1,270	151

United Kingdom (1.2%)
United Kingdom Gilt,
3.50%, 1/22/45	GBP	1,120	1,911
4.25%, 6/7/32 – 9/7/39	730		1,289
			3,200
			72,311
U.S. Treasury Securities (10.2%)
United States (10.2%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$940		852
3.13%, 5/15/48	3,520		3,588
3.50%, 2/15/39	2,160		2,364
U.S. Treasury Notes,
0.50%, 1/15/28	16,385		15,646
2.25%, 2/15/27	4,600		4,468
			26,918
Total Fixed Income Securities (Cost $150,403)			150,201

	Shares	Value (000)
Common Stocks (34.6%)
Australia (1.4%)
AGL Energy Ltd.	2,718	39
Alumina Ltd.	9,657	16
Amcor Ltd.	4,610	43
AMP Ltd.	11,627	20
APA Group	4,382	26
Aristocrat Leisure Ltd.	2,119	32
ASX Ltd.	760	32
Aurizon Holdings Ltd.	8,129	25
AusNet Services	7,243	8
Australia & New Zealand Banking Group Ltd.	13,105	226
Bank of Queensland Ltd.	1,688	11
Bendigo & Adelaide Bank Ltd.	2,066	16
BHP Group Ltd.	12,369	298
Boral Ltd.	4,620	16
Brambles Ltd.	6,319	45
Caltex Australia Ltd.	1,059	19
Challenger Ltd.	2,255	15
CIMIC Group Ltd.	385	12
Coca-Cola Amatil Ltd.	2,264	13
Cochlear Ltd.	225	27
Coles Group Ltd. (e)	4,432	37
Commonwealth Bank of Australia	6,960	355
Computershare Ltd.	1,850	22
Crown Resorts Ltd.	1,419	12
CSL Ltd.	1,786	233
Dexus REIT	3,836	29

Domino’s Pizza Enterprises Ltd.	243	7
Evolution Mining Ltd.	4,905	13
Flight Centre Travel Group Ltd.	229	7
Fortescue Metals Group Ltd.	5,986	18
Goodman Group REIT	7,146	53
GPT Group (The) REIT	7,124	27
Harvey Norman Holdings Ltd.	2,165	5
Healthscope Ltd.	6,664	10
Incitec Pivot Ltd.	6,655	15
Independence Group NL	1,992	5
Insurance Australia Group Ltd.	9,345	46
James Hardie Industries PLC CDI	1,772	19
Lend Lease Group REIT	2,182	18
Macquarie Group Ltd.	1,212	93
Medibank Pvt Ltd.	10,877	20
Mirvac Group REIT	14,738	23
National Australia Bank Ltd.	12,190	207
Newcrest Mining Ltd.	6,193	95
Northern Star Resources Ltd.	1,958	13
Oil Search Ltd.	5,374	27
OneMarket Ltd. (e)	390	—	@
Orica Ltd.	1,479	18
Origin Energy Ltd. (e)	6,910	31
Qantas Airways Ltd.	1,903	8
QBE Insurance Group Ltd.	5,852	42
Ramsay Health Care Ltd.	549	22
REA Group Ltd.	208	11
Regis Resources Ltd.	2,014	7
Resolute Mining Ltd.	3,832	3
Rio Tinto Ltd.	1,648	91
Santos Ltd.	7,113	27
Saracen Mineral Holdings Ltd. (e)	2,949	6
Scentre Group REIT	21,133	58
Seek Ltd.	1,319	16
Shopping Centres Australasia Property Group REIT	56	—	@
Sonic Healthcare Ltd.	1,661	26
South32 Ltd.	20,574	49
St. Barbara Ltd.	2,176	7
Stockland REIT	10,440	26
Suncorp Group Ltd.	5,076	45
Sydney Airport	4,350	21
Tabcorp Holdings Ltd.	7,842	24
Telstra Corp., Ltd.	16,821	34
TPG Telecom Ltd.	1,345	6
Transurban Group	8,050	66
Treasury Wine Estates Ltd.	2,895	30
Vicinity Centres REIT	13,164	24
Vocus Group Ltd. (e)	2,100	5
Wesfarmers Ltd.	4,432	101
Westpac Banking Corp.	13,663	241
Woodside Petroleum Ltd.	3,018	67
Woolworths Group Ltd.	5,241	109
		3,569
Austria (0.1%)
Erste Group Bank AG (e)	147	5
IMMOFINANZ AG (e)	344	8
Raiffeisen Bank International AG	9,992	255

voestalpine AG	1,248	37
		305
Belgium (0.2%)
Ageas	778	35
Anheuser-Busch InBev SA N.V.	3,184	211
Colruyt SA	247	18
Groupe Bruxelles Lambert SA	331	29
KBC Group N.V.	1,040	67
Proximus SADP	628	17
Solvay SA	307	30
Telenet Group Holding N.V.	220	10
UCB SA	517	42
Umicore SA	773	31
		490
Canada (1.9%)
Agnico Eagle Mines Ltd.	1,760	71
Alamos Gold, Inc., Class A	1,378	5
Alimentation Couche-Tard, Inc., Class B	1,731	86
AltaGas Ltd.	800	8
ARC Resources Ltd.	1,345	8
Asanko Gold, Inc. (e)	785	1
Atco Ltd., Class I	400	11
B2Gold Corp. (e)	3,414	10
Bank of Montreal	2,598	170
Bank of Nova Scotia (The)	4,811	240
Barrick Gold Corp.	8,071	109
Bausch Health Cos., Inc. (e)	1,200	22
BCE, Inc.	800	32
Blackberry Ltd. (e)	2,020	14
Bombardier, Inc., Class B (e)	7,598	11
Brookfield Asset Management, Inc., Class A	3,413	131
CAE, Inc.	1,000	18
Cameco Corp.	1,634	18
Canadian Imperial Bank of Commerce	1,538	114
Canadian National Railway Co.	3,076	228
Canadian Natural Resources Ltd.	4,329	104
Canadian Pacific Railway Ltd.	800	142
Canadian Tire Corp., Ltd., Class A	400	42
Canadian Utilities Ltd., Class A	700	16
CCL Industries, Inc., Class B	900	33
Cenovus Energy, Inc.	3,269	23
Centerra Gold, Inc. (e)	930	4
CGI Group, Inc., Class A (e)	1,000	61
CI Financial Corp.	1,000	13
Constellation Software, Inc.	100	64
Crescent Point Energy Corp.	2,213	7
Detour Gold Corp. (e)	651	5
Dollarama, Inc.	1,700	40
Eldorado Gold Corp. (e)	1,180	3
Element Fleet Management Corp.	1,538	8
Emera, Inc.	300	10
Empire Co., Ltd., Class A	800	17
Enbridge, Inc.	3,847	119
Encana Corp.	3,847	22
Endeavour Mining Corp. (e)	273	4
Fairfax Financial Holdings Ltd.	100	44
Finning International, Inc.	800	14
First Capital Realty, Inc.	700	10

First Majestic Silver Corp. (e)	600	3
First Quantum Minerals Ltd.	2,694	22
Fortis, Inc.	1,634	54
Fortuna Silver Mines, Inc. (e)	683	2
Franco-Nevada Corp.	1,535	108
George Weston Ltd.	431	28
Gildan Activewear, Inc.	900	27
Goldcorp, Inc.	6,524	64
Great-West Lifeco, Inc.	1,100	23
Guyana Goldfields, Inc. (e)	771	1
H&R Real Estate Investment Trust REIT	800	12
Husky Energy, Inc.	1,398	14
Hydro One Ltd.	900	13
IAMGOLD Corp. (e)	1,909	7
IGM Financial, Inc.	500	11
Imperial Oil Ltd.	1,056	27
Industrial Alliance Insurance & Financial Services, Inc.	600	19
Intact Financial Corp.	700	51
Inter Pipeline Ltd.	1,345	19
Keyera Corp.	900	17
Kinross Gold Corp. (e)	9,336	30
Kirkland Lake Gold Ltd.	684	18
Linamar Corp.	300	10
Loblaw Cos., Ltd.	973	43
Magna International, Inc.	1,538	70
Manulife Financial Corp.	7,983	113
Methanex Corp.	500	24
Metro, Inc.	1,000	35
National Bank of Canada	1,200	49
New Gold, Inc. (e)	2,752	2
Nutrien Ltd.	2,869	135
OceanaGold Corp.	2,325	8
Onex Corp.	500	27
Open Text Corp.	1,000	33
Osisko Gold Royalties Ltd.	457	4
Pan American Silver Corp.	607	9
Pembina Pipeline Corp.	2,158	64
Peyto Exploration & Development Corp.	800	4
Power Corp. of Canada	1,442	26
Power Financial Corp.	1,100	21
PrairieSky Royalty Ltd.	777	10
Restaurant Brands International, Inc.	1,000	52
RioCan Real Estate Investment Trust REIT	800	14
Rogers Communications, Inc., Class B	1,442	74
Royal Bank of Canada	5,867	402
Sandstorm Gold Ltd. (e)	648	3
Saputo, Inc.	1,100	32
SEMAFO, Inc. (e)	1,206	3
Seven Generations Energy Ltd., Class A (e)	1,100	9
Shaw Communications, Inc., Class B	1,634	30
SmartCentres Real Estate Investment Trust REIT	400	9
SNC-Lavalin Group, Inc.	800	27
SSR Mining, Inc. (e)	426	5
Sun Life Financial, Inc.	2,405	80
Suncor Energy, Inc.	6,788	190
Tahoe Resources, Inc. (e)	1,552	6
Teck Resources Ltd., Class B	2,309	50
TELUS Corp.	900	30
Thomson Reuters Corp.	1,089	53
Torex Gold Resources, Inc. (e)	214	2
Toronto-Dominion Bank (The)	7,309	363

Tourmaline Oil Corp.	900	11
TransCanada Corp.	3,462	124
Trisura Group Ltd. (e)	27	1
Turquoise Hill Resources Ltd. (e)	4,040	7
Vermilion Energy, Inc.	600	13
West Fraser Timber Co., Ltd.	400	20
Wheaton Precious Metals Corp.	3,472	68
Yamana Gold, Inc.	7,195	17
		5,064
China (0.0%)
Yum China Holdings, Inc.	736	25
Zhaojin Mining Industry Co., Ltd. H Shares (f)	3,940	4
Zijin Mining Group Co., Ltd. H Shares (f)	21,809	8
		37
Denmark (0.3%)
AP Moller - Maersk A/S Series A	14	17
AP Moller - Maersk A/S Series B	27	34
Carlsberg A/S Series B	49	5
Coloplast A/S Series B	59	5
Danske Bank A/S	3,371	67
DSV A/S	1,715	113
Novo Nordisk A/S Series B	9,679	445
Novozymes A/S Series B	1,377	62
Vestas Wind Systems A/S	1,732	131
		879
Finland (0.2%)
Elisa Oyj	622	26
Fortum Oyj	1,901	42
Kone Oyj, Class B	1,466	70
Metso Oyj	490	13
Neste Oyj	568	44
Nokia Oyj	25,458	147
Nokian Renkaat Oyj	503	15
Orion Oyj, Class B	455	16
Sampo Oyj, Class A	1,940	85
Stora Enso Oyj, Class R	2,428	28
UPM-Kymmene Oyj	2,325	59
Wartsila Oyj Abp	1,947	31
		576
France (2.2%)
Accor SA	805	34
Aeroports de Paris (ADP)	126	24
Air Liquide SA	1,822	226
Airbus SE	2,498	239
Alstom SA	653	26
Amundi SA	254	13
ArcelorMittal	2,814	58
Arkema SA	289	25
Atos SE	407	33
AXA SA	8,252	178
BioMerieux	178	12
BNP Paribas SA	4,777	215
Bollore SA	3,690	15
Bouygues SA	907	32
Bureau Veritas SA	1,127	23

Capgemini SE	683	67
Carrefour SA	2,421	41
Casino Guichard Perrachon SA	234	10
Cie de Saint-Gobain	2,169	72
Cie Generale des Etablissements Michelin SCA	727	72
CNP Assurances	719	15
Covivio REIT	142	14
Credit Agricole SA	4,819	52
Danone SA	2,579	182
Dassault Aviation SA	11	15
Dassault Systemes SE	556	66
Edenred	948	35
Eiffage SA	312	26
Electricite de France SA	2,431	38
Engie SA	7,847	112
EssilorLuxottica SA	881	111
Eurazeo SE	192	14
Eurofins Scientific	48	18
Eutelsat Communications SA	748	15
Faurecia SA	318	12
Gecina SA REIT	202	26
Getlink SE	1,972	26
Hermes International	135	75
ICADE REIT	142	11
Iliad SA	111	15
Imerys SA	153	7
Ingenico Group SA	252	14
Ipsen SA	161	21
JCDecaux SA	315	9
Kering SA	324	152
Klepierre SA REIT	934	29
L’Oreal SA	1,077	247
Lagardere SCA	507	13
Legrand SA	1,126	63
LVMH Moet Hennessy Louis Vuitton SE	1,195	351
Natixis SA	4,019	19
Orange SA	8,468	137
Pernod Ricard SA	918	151
Peugeot SA	2,516	53
Publicis Groupe SA	884	51
Remy Cointreau SA	98	11
Renault SA	815	51
Rexel SA	1,272	14
Safran SA	1,417	170
Sanofi	4,747	410
Schneider Electric SE	2,415	164
SCOR SE	731	33
SEB SA	97	12
SES SA	1,554	30
Societe BIC SA	121	12
Societe Generale SA	3,250	103
Sodexo SA	391	40
STMicroelectronics N.V.	2,874	41
Suez	1,869	25
Teleperformance	248	40
Thales SA	455	53
TOTAL SA	10,018	529
Ubisoft Entertainment SA (e)	269	22
Unibail-Rodamco-Westfield REIT	423	65
Unibail-Rodamco-Westfield REIT CDI (e)	3,080	23
Valeo SA	1,017	29

Veolia Environnement SA	2,104	43
Vinci SA	2,150	177
Vivendi SA	4,390	107
Wendel SA	119	14
		5,828
Germany (1.9%)
1&1 Drillisch AG	229	12
Adidas AG	796	166
Allianz SE (Registered)	1,905	382
Axel Springer SE	209	12
BASF SE	3,917	271
Bayer AG (Registered)	3,534	245
Bayerische Motoren Werke AG	1,410	114
Bayerische Motoren Werke AG (Preference)	235	17
Beiersdorf AG	431	45
Brenntag AG	662	29
Commerzbank AG (e)	4,998	33
Continental AG	466	64
Covestro AG	686	34
Daimler AG (Registered)	4,076	214
Deutsche Bank AG (Registered)	8,716	70
Deutsche Boerse AG	799	96
Deutsche Lufthansa AG (Registered)	1,009	23
Deutsche Post AG (Registered)	4,123	113
Deutsche Telekom AG (Registered)	14,179	241
Deutsche Wohnen SE	1,505	69
E.ON SE	9,573	95
Evonik Industries AG	692	17
Fraport AG Frankfurt Airport Services Worldwide	177	13
Fresenius Medical Care AG & Co., KGaA	920	60
Fresenius SE & Co., KGaA	1,772	86
Fuchs Petrolub SE (Preference)	297	12
GEA Group AG	747	19
Hannover Rueck SE (Registered)	254	34
HeidelbergCement AG	645	39
Henkel AG & Co., KGaA	444	44
Henkel AG & Co., KGaA (Preference)	764	83
Hochtief AG	82	11
Hugo Boss AG	273	17
Infineon Technologies AG	4,979	99
Innogy SE	610	28
K+S AG (Registered)	808	15
KION Group AG	304	15
LANXESS AG	390	18
Linde PLC	553	86
Linde PLC (e)	1,230	195
MAN SE	149	15
Merck KGaA	550	57
METRO AG	762	12
MTU Aero Engines AG	221	40
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	659	144
OSRAM Licht AG	422	18
Porsche Automobil Holding SE (Preference)	654	39
ProSiebenSat.1 Media SE (Registered)	1,002	18
Puma SE	27	13
QIAGEN N.V. (e)	928	32
RTL Group SA	165	9
RWE AG	2,264	49

SAP SE	4,174	416
Schaeffler AG (Preference)	1,000	9
Siemens AG (Registered)	3,283	366
Symrise AG	530	39
Telefonica Deutschland Holding AG	3,188	12
thyssenKrupp AG	1,850	32
Uniper SE	858	22
United Internet AG (Registered)	521	23
Volkswagen AG	138	22
Volkswagen AG (Preference)	797	127
Vonovia SE	2,087	95
Wirecard AG	514	78
Zalando SE (e)	481	12
		4,935
Greece (0.0%)
National Bank of Greece SA (e)	9	—	@

Hong Kong (0.7%)
AIA Group Ltd.	48,000	395
ASM Pacific Technology Ltd.	900	9
Bank of East Asia Ltd. (The)	5,207	16
BOC Hong Kong Holdings Ltd.	15,000	55
Cathay Pacific Airways Ltd.	4,000	6
CK Asset Holdings Ltd.	10,364	75
CK Hutchison Holdings Ltd.	10,364	99
CK Infrastructure Holdings Ltd.	3,000	23
CLP Holdings Ltd.	6,500	73
First Pacific Co., Ltd.	8,000	3
Galaxy Entertainment Group Ltd.	9,000	56
Hanergy Thin Film Power Group Ltd. (e)(g)(h)	42,000	2
Hang Lung Group Ltd.	4,000	10
Hang Lung Properties Ltd.	9,000	17
Hang Seng Bank Ltd.	3,100	69
Henderson Land Development Co., Ltd.	5,040	25
HK Electric Investments & HK Electric Investments Ltd.	10,500	11
HKT Trust & HKT Ltd.	10,000	14
Hong Kong & China Gas Co., Ltd.	36,746	76
Hong Kong Exchanges & Clearing Ltd.	4,804	138
Hongkong Land Holdings Ltd.	4,600	29
Hysan Development Co., Ltd.	3,000	14
I-CABLE Communications Ltd. (e)	7,559	—	@
Jardine Matheson Holdings Ltd.	900	63
Kerry Properties Ltd.	2,500	9
Li & Fung Ltd.	24,000	4
Link REIT	9,033	91
Melco Resorts & Entertainment Ltd. ADR	700	12
MGM China Holdings Ltd.	3,600	6
MTR Corp., Ltd.	5,995	32
New World Development Co., Ltd.	25,367	33
NWS Holdings Ltd.	6,000	12
PCCW Ltd.	17,000	10
Power Assets Holdings Ltd.	5,500	38
Sands China Ltd.	9,600	42
Shangri-La Asia Ltd.	6,000	9
Sino Land Co., Ltd.	12,660	22
SJM Holdings Ltd.	8,000	7
Sun Hung Kai Properties Ltd.	6,004	85
Swire Pacific Ltd., Class A	2,000	21
Swire Properties Ltd.	4,550	16

Techtronic Industries Co., Ltd.	5,500	29
WH Group Ltd.	32,000	24
Wharf Holdings Ltd. (The)	5,200	13
Wharf Real Estate Investment Co., Ltd.	5,200	31
Wheelock & Co., Ltd.	4,000	23
Wynn Macau Ltd.	6,400	14
Yue Yuen Industrial Holdings Ltd.	3,000	10
		1,871
Ireland (0.1%)
AIB Group PLC	3,434	14
Bank of Ireland Group PLC	3,902	22
CRH PLC	3,553	94
Kerry Group PLC, Class A	668	66
Paddy Power Betfair PLC	339	28
		224
Italy (0.5%)
Assicurazioni Generali SpA	5,238	88
Atlantia SpA	1,935	40
CNH Industrial N.V.	4,426	40
Davide Campari-Milano SpA	2,512	21
Enel SpA	34,836	201
Eni SpA	10,807	170
EXOR N.V.	460	25
Ferrari N.V.	529	53
Fiat Chrysler Automobiles N.V. (e)	4,587	67
Intesa Sanpaolo SpA	64,995	144
Leonardo SpA	1,745	15
Luxottica Group SpA	728	43
Mediobanca Banca di Credito Finanziario SpA	2,666	23
Poste Italiane SpA	2,227	18
Prysmian SpA	882	17
Recordati SpA	449	16
Snam SpA	9,785	43
Telecom Italia SpA (e)	48,672	27
Telecom Italia SpA	25,645	12
Tenaris SA	2,020	22
Terna Rete Elettrica Nazionale SpA	6,075	34
UniCredit SpA	9,454	107
UnipolSai Assicurazioni SpA	4,206	9
		1,235
Japan (0.0%)
Aozora Bank Ltd.	46	1
Bank of Kyoto Ltd. (The)	21	1
Chiba Bank Ltd. (The)	238	1
Concordia Financial Group Ltd.	429	2
Fukuoka Financial Group, Inc.	57	1
Japan Post Bank Co., Ltd.	159	2
Mebuki Financial Group, Inc.	324	1
Mizuho Financial Group, Inc.	11,811	18
Resona Holdings, Inc.	1,042	5
Seven Bank Ltd.	234	1
Shinsei Bank Ltd.	65	1
Shizuoka Bank Ltd. (The)	177	1
Sumitomo Mitsui Financial Group, Inc.	669	22
Sumitomo Mitsui Trust Holdings, Inc.	165	6
Suruga Bank Ltd.	64	—	@

Yamaguchi Financial Group, Inc.	78	1
		64
Netherlands (0.7%)
ABN AMRO Group N.V. CVA (c)	1,817	43
Aegon N.V.	7,530	35
AerCap Holdings N.V. (e)	600	24
Akzo Nobel N.V.	1,076	86
ALTICE EUROPE N.V. (e)	2,318	4
ASML Holding N.V.	1,687	263
Boskalis Westminster	386	10
Coca-Cola European Partners PLC (e)	1,551	71
Heineken Holding N.V.	492	41
Heineken N.V.	1,108	98
ING Groep N.V.	16,659	179
Koninklijke Ahold Delhaize N.V.	5,613	142
Koninklijke DSM N.V.	772	63
Koninklijke KPN N.V.	14,633	43
Koninklijke Philips N.V.	4,006	141
Koninklijke Vopak N.V.	298	13
NN Group N.V.	1,295	51
NXP Semiconductors N.V.	1,500	110
Randstad N.V.	502	23
Unilever N.V. CVA	6,959	378
Wolters Kluwer N.V.	1,286	76
		1,894
New Zealand (0.0%)
Auckland International Airport Ltd.	4,487	22
Contact Energy Ltd.	3,355	13
Fletcher Building Ltd. (e)	3,166	10
Mercury NZ Ltd.	3,250	8
Meridian Energy Ltd.	6,024	14
Ryman Healthcare Ltd.	1,773	13
Spark New Zealand Ltd.	8,402	23
		103
Norway (0.4%)
Akastor ASA (e)	1,833	3
Aker Solutions ASA (e)	1,833	8
DNB ASA	12,316	198
Equinor ASA	13,168	281
Kvaerner ASA (e)	1,677	2
Norsk Hydro ASA	13,781	62
Orkla ASA	10,248	81
REC Silicon ASA (e)	6,482	—	@
Seadrill Ltd. (e)	1	—	@
Subsea 7 SA	3,127	31
Telenor ASA	16,272	314
Yara International ASA	2,039	78
		1,058
Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	619	10

Poland (0.7%)
Alior Bank SA (e)	4,249	60
Bank Handlowy w Warszawie SA	1,429	26
Bank Millennium SA (e)	24,131	57

Bank Polska Kasa Opieki SA	19,889	579
Jeronimo Martins SGPS SA	2,885	34
mBank SA	544	62
Powszechna Kasa Oszczednosci Bank Polski SA	69,827	736
Santander Bank Polska SA	1,805	174
		1,728
Portugal (0.0%)
Galp Energia SGPS SA	2,692	43
Pharol SGPS SA (Registered) (e)	11,120	2
		45
South Africa (0.0%)
AngloGold Ashanti Ltd.	1,257	16
Gold Fields Ltd.	2,936	10
Harmony Gold Mining Co. Ltd. (e)	1,311	2
Nedbank Group Ltd.	655	13
Old Mutual Ltd.	20,416	30
Sibanye Gold Ltd. (e)	5,030	4
		75
Spain (0.6%)
ACS Actividades de Construccion y Servicios SA	1,072	41
Aena SME SA	287	45
Amadeus IT Group SA	1,871	130
Banco Bilbao Vizcaya Argentaria SA	28,301	149
Banco de Sabadell SA	22,722	26
Banco Santander SA	68,790	311
Bankia SA	4,264	12
Bankinter SA	2,873	23
CaixaBank SA	15,399	56
Enagas SA	972	26
Endesa SA	1,354	31
Ferrovial SA	2,106	43
Grifols SA	1,272	33
Iberdrola SA	24,544	196
Industria de Diseno Textil SA	4,624	118
International Consolidated Airlines Group SA	2,656	21
Mapfre SA	4,603	12
Naturgy Energy Group SA	1,504	38
Red Electrica Corp., SA	1,857	41
Repsol SA	5,468	88
Siemens Gamesa Renewable Energy SA (e)	1,036	13
Telefonica SA	19,332	163
		1,616
Sweden (0.5%)
Alfa Laval AB	1,155	25
Assa Abloy AB, Class B	3,937	70
Atlas Copco AB, Class A	2,613	62
Atlas Copco AB, Class B	1,522	33
Boliden AB	1,054	23
Electrolux AB, Class B	934	20
Epiroc AB, Class A (e)	2,613	25
Epiroc AB, Class B (e)	1,522	14
Essity AB, Class B	2,401	59
Getinge AB, Class B	881	8
Hennes & Mauritz AB, Class B	3,630	51
Hexagon AB, Class B	1,005	46

Husqvarna AB, Class B	1,629	12
ICA Gruppen AB	310	11
Industrivarden AB, Class C	662	13
Investor AB, Class B	1,815	77
Kinnevik AB, Class B	935	23
L E Lundbergforetagen AB, Class B	302	9
Lundin Petroleum AB	728	18
Millicom International Cellular SA SDR	261	17
Modern Times Group MTG AB, Class B	44	1
Nordea Bank Abp	13,310	112
Sandvik AB	4,334	62
Securitas AB, Class B	1,218	20
Skandinaviska Enskilda Banken AB, Class A	6,743	66
Skanska AB, Class B	1,323	21
SKF AB, Class B	1,482	23
Svenska Handelsbanken AB, Class A	6,620	73
Swedbank AB, Class A	3,958	88
Swedish Match AB	704	28
Tele2 AB, Class B	1,393	18
Telefonaktiebolaget LM Ericsson, Class B	12,317	109
Telia Co., AB	10,088	48
Volvo AB, Class B	6,062	80
		1,365
Switzerland (1.7%)
ABB Ltd. (Registered)	15,030	287
Adecco Group AG (Registered)	552	26
Cie Financiere Richemont SA (Registered)	2,137	137
Credit Suisse Group AG (Registered) (e)	6,550	72
Geberit AG (Registered)	360	140
Givaudan SA (Registered)	40	93
Idorsia Ltd. (e)	423	7
Julius Baer Group Ltd. (e)	926	33
Kuehne & Nagel International AG (Registered)	294	38
LafargeHolcim Ltd. (Registered) (e)	1,833	75
Lonza Group AG (Registered) (e)	209	54
Nestle SA (Registered)	15,277	1,242
Novartis AG (Registered)	9,454	810
Roche Holding AG (Genusschein)	2,573	636
SGS SA (Registered)	23	52
Sonova Holding AG (Registered)	383	63
Swatch Group AG (The)	141	41
Swiss Re AG	536	49
Swisscom AG (Registered)	299	143
Transocean Ltd. (e)	1,302	9
UBS Group AG (Registered) (e)	12,210	153
Zurich Insurance Group AG	1,014	303
		4,463
United Kingdom (3.3%)
3i Group PLC	3,705	36
Admiral Group PLC	770	20
Anglo American PLC	5,168	114
Antofagasta PLC	1,529	15
Ashtead Group PLC	1,921	40
Associated British Foods PLC	1,360	35
AstraZeneca PLC	4,916	368
Auto Trader Group PLC	3,813	22
Aviva PLC	15,621	75
Babcock International Group PLC	960	6

BAE Systems PLC	12,142	71
Barclays PLC	65,871	126
Barratt Developments PLC	3,835	23
Berkeley Group Holdings PLC	495	22
BHP Group PLC	8,529	178
BP PLC	75,749	478
British American Tobacco PLC	8,725	278
British American Tobacco PLC ADR	1,102	35
British Land Co., PLC (The) REIT	3,753	26
BT Group PLC	32,579	99
Bunzl PLC	1,293	39
Burberry Group PLC	1,684	37
Capita PLC (e)	2,541	4
Carnival PLC	754	36
Centamin PLC	4,595	6
Centrica PLC	21,051	36
Cobham PLC (e)	9,252	11
Coca-Cola HBC AG (e)	706	22
Compass Group PLC	6,082	128
ConvaTec Group PLC	5,327	9
Croda International PLC	507	30
DCC PLC	346	26
Diageo PLC	9,640	343
Direct Line Insurance Group PLC	5,315	22
Dixons Carphone PLC	3,703	6
easyJet PLC	606	9
Experian PLC	3,627	88
Ferguson PLC	943	60
Fresnillo PLC	859	9
G4S PLC	5,997	15
GlaxoSmithKline PLC	19,036	361
Glencore PLC (e)	47,509	175
Hammerson PLC REIT	3,042	13
Hargreaves Lansdown PLC	1,000	24
Hikma Pharmaceuticals PLC	546	12
HSBC Holdings PLC	77,769	638
IMI PLC	1,056	13
Imperial Brands PLC	3,588	108
Inmarsat PLC	1,762	8
InterContinental Hotels Group PLC	703	38
International Game Technology PLC	210	3
Intertek Group PLC	626	38
Intu Properties PLC REIT	3,380	5
Investec PLC	2,566	14
ITV PLC	13,640	22
J Sainsbury PLC	6,306	21
Johnson Matthey PLC	735	26
Kingfisher PLC	8,471	22
Land Securities Group PLC REIT	2,858	29
Legal & General Group PLC	22,955	67
Lloyds Banking Group PLC	277,445	183
London Stock Exchange Group PLC	1,200	62
Marks & Spencer Group PLC	6,229	20
Mediclinic International PLC	1,417	6
Meggitt PLC	3,014	18
Melrose Industries PLC	14,325	30
Merlin Entertainments PLC	2,769	11
Micro Focus International PLC	1,689	30
Micro Focus International PLC ADR	610	10
Mondi PLC	1,415	29
National Grid PLC	13,114	127

Next PLC	553	28
Paragon Offshore PLC (e)(g)	303	—	@
Pearson PLC	3,211	38
Persimmon PLC	1,175	29
Provident Financial PLC (e)	585	4
Prudential PLC	9,988	178
Quilter PLC	6,358	10
Randgold Resources Ltd.	668	56
Reckitt Benckiser Group PLC	2,602	199
RELX PLC	4,125	85
RELX PLC (e)	3,959	81
Rio Tinto PLC	4,753	227
Rolls-Royce Holdings PLC (e)	6,438	68
Royal Bank of Scotland Group PLC	13,727	38
Royal Dutch Shell PLC, Class A	17,329	509
Royal Dutch Shell PLC, Class B	14,514	432
Royal Mail PLC	3,431	12
RSA Insurance Group PLC	3,950	26
Sage Group PLC (The)	4,183	32
Schroders PLC	480	15
Segro PLC REIT	3,829	29
Severn Trent PLC	900	21
Shire PLC	3,491	203
Shire PLC ADR	235	41
Sky Ltd.	4,097	90
Smith & Nephew PLC	3,382	63
Smiths Group PLC	1,527	26
SSE PLC	3,871	53
St. James’s Place PLC	2,039	24
Standard Chartered PLC	12,766	99
Standard Life Aberdeen PLC	9,040	30
Tate & Lyle PLC	1,780	15
Taylor Wimpey PLC	12,513	22
Tesco PLC	32,662	79
Travis Perkins PLC	967	13
TUI AG	1,702	24
Unilever PLC	4,911	257
United Utilities Group PLC	2,602	24
Vodafone Group PLC	103,219	201
Weir Group PLC (The)	851	14
Whitbread PLC	704	41
Wm Morrison Supermarkets PLC	8,372	23
WPP PLC	4,929	53
		8,678
United States (17.2%)
3M Co.	572	109
Abbott Laboratories	2,412	174
AbbVie, Inc.	1,735	160
Abercrombie & Fitch Co., Class A	272	5
Accenture PLC, Class A	1,271	179
ACCO Brands Corp.	268	2
Adient PLC	251	4
Adobe, Inc. (e)	1,195	270
Adtalem Global Education, Inc. (e)	25	1
Advance Auto Parts, Inc.	233	37
Advanced Micro Devices, Inc. (e)	1,026	19
AdvanSix, Inc. (e)	259	6
AES Corp.	270	4
Aflac, Inc.	547	25

Agilent Technologies, Inc.	787	53
Air Products & Chemicals, Inc.	255	41
Akamai Technologies, Inc. (e)	565	35
Alcoa Corp. (e)	217	6
Alexion Pharmaceuticals, Inc. (e)	556	54
Allegheny Technologies, Inc. (e)	374	8
Allegion PLC	234	19
Allergan PLC	233	31
Allstate Corp. (The)	208	17
Alphabet, Inc., Class A (e)	490	512
Alphabet, Inc., Class C (e)	594	615
Altice USA, Inc., Class A	964	16
Altria Group, Inc.	2,779	137
Amazon.com, Inc. (e)	588	883
AMC Networks, Inc., Class A (e)	25	1
Ameren Corp.	973	63
American Electric Power Co., Inc.	1,287	96
American Express Co.	1,228	117
American Tower Corp. REIT	1,302	206
Ameriprise Financial, Inc.	778	81
AmerisourceBergen Corp.	1,002	75
AMETEK, Inc.	370	25
Amgen, Inc.	1,521	296
Amphenol Corp., Class A	184	15
Anadarko Petroleum Corp.	788	35
Analog Devices, Inc.	1,214	104
Annaly Capital Management, Inc. REIT	851	8
Anthem, Inc.	594	156
Aon PLC	208	30
Apache Corp.	850	22
Apergy Corp. (e)	164	4
Apple, Inc.	15,295	2,413
Applied Materials, Inc.	2,087	68
Archer-Daniels-Midland Co.	791	32
Arconic, Inc.	549	9
AT&T, Inc.	15,435	441
Automatic Data Processing, Inc.	588	77
AutoZone, Inc. (e)	238	200
AvalonBay Communities, Inc. REIT	503	88
Avanos Medical, Inc. (e)	253	11
Avery Dennison Corp.	569	51
Avon Products, Inc. (e)	2,149	3
Baker Hughes a GE Co.	1,230	26
Ball Corp.	546	25
Bank of America Corp.	22,145	546
Bank of New York Mellon Corp. (The)	2,967	140
Baxter International, Inc.	1,235	81
BB&T Corp.	1,847	80
Becton Dickinson & Co.	827	186
Bed Bath & Beyond, Inc.	515	6
Berkshire Hathaway, Inc., Class B (e)	218	45
Best Buy Co., Inc.	485	26
Biogen, Inc. (e)	550	166
BlackRock, Inc.	229	90
Boeing Co. (The)	1,058	341
Booking Holdings, Inc. (e)	266	458
Boston Properties, Inc. REIT	568	64
Boston Scientific Corp. (e)	3,152	111
Brighthouse Financial, Inc. (e)	25	1
Bristol-Myers Squibb Co.	2,326	121
Broadcom, Inc.	587	149

Brookfield Property Partners LP (e)	181	3
Brown-Forman Corp., Class B	68	3
Bunge Ltd.	212	11
California Resources Corp. (e)	261	4
Campbell Soup Co.	228	8
Capital One Financial Corp.	11,033	834
Cardinal Health, Inc.	853	38
CarMax, Inc. (e)	354	22
Carnival Corp.	687	34
Cars.com, Inc. (e)	235	5
Caterpillar, Inc.	1,157	147
CBRE Group, Inc., Class A (e)	1,597	64
CBS Corp., Class B	1,822	80
CDK Global, Inc.	364	17
Celanese Corp.	224	20
Celgene Corp. (e)	1,650	106
CenterPoint Energy, Inc.	1,245	35
CenturyLink, Inc.	1,019	15
Cerner Corp. (e)	814	43
CF Industries Holdings, Inc.	720	31
CH Robinson Worldwide, Inc.	261	22
Charles Schwab Corp. (The)	1,791	74
Charter Communications, Inc., Class A (e)	495	141
Chemours Co. (The)	248	7
Chesapeake Energy Corp. (e)	1,264	3
Chevron Corp.	2,721	296
Chipotle Mexican Grill, Inc. (e)	228	98
Chubb Ltd.	272	35
Cigna Corp. (e)	1,397	265
Cintas Corp.	558	94
Cisco Systems, Inc.	12,279	532
CIT Group, Inc.	576	22
Citigroup, Inc.	4,543	237
Citrix Systems, Inc.	487	50
Cleveland-Cliffs, Inc. (e)	256	2
Clorox Co. (The)	386	60
CME Group, Inc.	321	60
CNX Resources Corp. (e)	765	9
Coca-Cola Co. (The)	8,284	392
Coeur Mining, Inc. (e)	726	3
Cognizant Technology Solutions Corp., Class A	1,546	98
Colgate-Palmolive Co.	2,479	148
Comcast Corp., Class A	9,351	318
Comerica, Inc.	225	15
Conagra Brands, Inc.	1,016	22
Concho Resources, Inc. (e)	240	25
Conduent, Inc. (e)	215	2
ConocoPhillips	2,026	126
CONSOL Energy, Inc. (e)	72	2
Consolidated Edison, Inc.	791	60
Constellation Brands, Inc., Class A	234	38
Corning, Inc.	1,253	38
Costco Wholesale Corp.	1,592	324
Crimson Wine Group Ltd. (e)	258	2
Crown Castle International Corp. REIT	768	83
Crown Holdings, Inc. (e)	272	11
CSX Corp.	1,922	119
Cummins, Inc.	530	71
CVS Health Corp.	1,173	77
Danaher Corp.	190	20
Darden Restaurants, Inc.	194	19

DaVita, Inc. (e)	556	29
Deere & Co.	986	147
Dell Technologies, Inc., Class C (e)	403	20
Denbury Resources, Inc. (e)	260	—	@
Devon Energy Corp.	698	16
Diamond Offshore Drilling, Inc. (e)	51	—	@
Discover Financial Services	14,307	844
Discovery, Inc., Class A (e)	566	14
Discovery, Inc., Class C (e)	1,275	29
Dollar General Corp.	197	21
Dollar Tree, Inc. (e)	218	20
Dominion Energy, Inc.	1,527	109
Donnelley Financial Solutions, Inc. (e)	263	4
Dover Corp.	229	16
DowDuPont, Inc.	1,660	89
DR Horton, Inc.	8,217	285
DTE Energy Co.	522	58
Duke Energy Corp.	1,577	136
Dun & Bradstreet Corp. (The)	262	37
DXC Technology Co.	197	10
Eagle Materials, Inc.	1,108	68
Eastman Chemical Co.	358	26
Eaton Corp., PLC	845	58
eBay, Inc. (e)	2,220	62
Ecolab, Inc.	505	74
Edison International	1,175	67
Edwards Lifesciences Corp. (e)	224	34
Eli Lilly & Co.	1,292	150
Emerson Electric Co.	1,578	94
Engility Holdings, Inc. (e)	21	1
Entergy Corp.	655	56
EOG Resources, Inc.	1,260	110
EQT Corp.	207	4
Equifax, Inc.	598	56
Equitrans Midstream Corp. (e)	165	3
Equity Residential REIT	997	66
ESC Seventy Seven (e)(g)	275	—	@
Estee Lauder Cos., Inc. (The), Class A	1,002	130
Exelon Corp.	2,079	94
Expedia Group, Inc.	234	26
Expeditors International of Washington, Inc.	220	15
Exxon Mobil Corp.	6,615	451
Fastenal Co.	589	31
FedEx Corp.	524	85
Fidelity National Financial, Inc.	6,230	196
Fidelity National Information Services, Inc.	234	24
Fifth Third Bancorp	2,443	57
First American Financial Corp.	2,505	112
First Solar, Inc. (e)	226	10
FirstEnergy Corp.	982	37
Fiserv, Inc. (e)	1,054	77
Flowserve Corp.	257	10
Fluor Corp.	195	6
FMC Corp.	224	17
Ford Motor Co.	2,774	21
Fortive Corp.	207	14
Four Corners Property Trust, Inc. REIT	225	6
Franklin Resources, Inc.	1,058	31
Freeport-McMoRan, Inc.	739	8
Frontier Communications Corp.	270	1
GameStop Corp., Class A	374	5

Gannett Co., Inc.	181	2
Gap, Inc. (The)	526	14
Garrett Motion, Inc. (e)	137	2
General Dynamics Corp.	373	59
General Electric Co.	6,064	46
General Mills, Inc.	1,319	51
Genuine Parts Co.	234	22
Gilead Sciences, Inc.	2,443	153
Goldman Sachs Group, Inc. (The)	1,327	222
H&R Block, Inc.	975	25
Halliburton Co.	1,796	48
Harris Corp.	19	3
Hartford Financial Services Group, Inc. (The)	233	10
Hasbro, Inc.	188	15
HCP, Inc. REIT	501	14
Hecla Mining Co.	1,733	4
Helmerich & Payne, Inc.	223	11
Henry Schein, Inc. (e)	865	68
Hershey Co. (The)	213	23
Hess Corp.	679	28
Hewlett Packard Enterprise Co.	3,161	42
Hologic, Inc. (e)	625	26
Home Depot, Inc. (The)	364	63
Honeywell International, Inc.	1,283	170
Host Hotels & Resorts, Inc. REIT	2,353	39
HP, Inc.	3,161	65
Humana, Inc.	177	51
Huntington Bancshares, Inc.	272	3
Huntington Ingalls Industries, Inc.	50	10
IHS Markit Ltd. (e)	975	47
Illinois Tool Works, Inc.	858	109
Illumina, Inc. (e)	208	62
Ingersoll-Rand PLC	182	17
Ingevity Corp. (e)	36	3
Intel Corp.	5,266	247
Intercontinental Exchange, Inc.	1,176	89
International Business Machines Corp.	2,223	253
International Flavors & Fragrances, Inc.	234	31
International Paper Co.	199	8
Interpublic Group of Cos., Inc. (The)	1,582	33
Intuit, Inc.	973	192
Intuitive Surgical, Inc. (e)	808	387
Invesco Ltd.	1,218	20
Iron Mountain, Inc. REIT	851	28
ITT, Inc.	260	13
Jabil, Inc.	263	7
Jacobs Engineering Group, Inc.	199	12
Janus Henderson Group PLC	52	1
JB Hunt Transport Services, Inc.	233	22
JBG SMITH Properties REIT	229	8
JC Penney Co., Inc. (e)	120	—	@
Jefferies Financial Group, Inc.	814	14
JM Smucker Co. (The)	239	22
Johnson & Johnson	3,977	513
Johnson Controls International PLC	783	23
JPMorgan Chase & Co.	11,180	1,091
Juniper Networks, Inc.	1,533	41
KB Home	1,812	35
KBR, Inc.	211	3
Kellogg Co.	530	30
Keurig Dr Pepper, Inc.	249	6

KeyCorp	3,086	46
Keysight Technologies, Inc. (e)	270	17
Kimberly-Clark Corp.	1,191	136
Kimco Realty Corp. REIT	820	12
KLA-Tencor Corp.	520	47
Knowles Corp. (e)	277	4
Kohl’s Corp.	552	37
Kraft Heinz Co. (The)	802	35
Kroger Co. (The)	3,601	99
L Brands, Inc.	747	19
L3 Technologies, Inc.	234	41
Laboratory Corp. of America Holdings (e)	214	27
Lam Research Corp.	208	28
Lamb Weston Holdings, Inc.	373	27
Las Vegas Sands Corp.	525	27
Legg Mason, Inc.	758	19
Lennar Corp., Class A	6,582	258
Liberty Global PLC, Class A (e)	839	18
Liberty Global PLC Series C (e)	1,527	32
Liberty Latin America Ltd., Class A (e)	197	3
Liberty Latin America Ltd., Class C (e)	248	4
Liberty Property Trust REIT	198	8
Lockheed Martin Corp.	225	59
Loews Corp.	245	11
LogMeIn, Inc.	268	22
Louisiana-Pacific Corp.	3,177	71
Lowe’s Cos., Inc.	1,900	175
LSC Communications, Inc.	263	2
LyondellBasell Industries N.V., Class A	202	17
M&T Bank Corp.	184	26
M/I Homes, Inc. (e)	450	9
Macerich Co. (The) REIT	264	11
Macy’s, Inc.	187	6
Mallinckrodt PLC (e)	228	4
ManpowerGroup, Inc.	480	31
Marathon Oil Corp.	1,015	15
Marathon Petroleum Corp.	1,223	72
Marriott International, Inc., Class A	818	89
Marriott Vacations Worldwide Corp.	553	39
Marsh & McLennan Cos., Inc.	245	20
Martin Marietta Materials, Inc.	1,402	241
Marvell Technology Group Ltd.	995	16
Masco Corp.	6,961	204
Mastercard, Inc., Class A	2,742	517
Mattel, Inc. (e)	501	5
Maxim Integrated Products, Inc.	588	30
McDonald’s Corp.	1,544	274
McEwen Mining, Inc.	928	2
McKesson Corp.	547	60
MDC Holdings, Inc.	725	20
Medtronic PLC	2,412	219
Merck & Co., Inc.	4,449	340
Meritage Homes Corp. (e)	615	23
MetLife, Inc.	214	9
MGIC Investment Corp. (e)	8,414	88
MGM Resorts International	832	20
Microchip Technology, Inc.	177	13
Micron Technology, Inc. (e)	1,527	48
Microsoft Corp.	10,743	1,091
Mohawk Industries, Inc. (e)	1,430	167
Molson Coors Brewing Co., Class B	552	31

Mondelez International, Inc., Class A	2,326	93
Moody’s Corp.	285	40
Mosaic Co. (The)	635	19
Motorola Solutions, Inc.	553	64
Murphy Oil Corp.	368	9
Murphy USA, Inc. (e)	270	21
Mylan N.V. (e)	657	18
Nasdaq, Inc.	765	62
National Oilwell Varco, Inc.	1,217	31
Navient Corp.	1,581	14
NetApp, Inc.	957	57
Netflix, Inc. (e)	593	159
NetScout Systems, Inc. (e)	2,028	48
New York Community Bancorp, Inc.	1,268	12
Newfield Exploration Co. (e)	203	3
Newmont Mining Corp.	2,877	100
News Corp., Class A	1,129	13
News Corp., Class B	260	3
NextEra Energy, Inc.	844	147
NIKE, Inc., Class B	1,841	136
NiSource, Inc.	52	1
Noble Corp., PLC (e)	248	1
Noble Energy, Inc.	810	15
Nordstrom, Inc.	217	10
Norfolk Southern Corp.	1,176	176
Northern Trust Corp.	27	2
Northrop Grumman Corp.	198	48
NOW, Inc. (e)	263	3
Nucor Corp.	212	11
nVent Electric PLC	199	4
NVIDIA Corp.	1,090	146
NVR, Inc. (e)	75	183
O’Reilly Automotive, Inc. (e)	185	64
Occidental Petroleum Corp.	2,069	127
Omnicom Group, Inc.	773	57
ONE Gas, Inc.	380	30
ONEOK, Inc.	846	46
Oracle Corp.	6,727	304
Owens Corning	2,451	108
Owens-Illinois, Inc. (e)	186	3
PACCAR, Inc.	792	45
Patterson Cos., Inc.	188	4
Paychex, Inc.	573	37
PayPal Holdings, Inc. (e)	2,220	187
Pentair PLC	199	8
People’s United Financial, Inc.	229	3
PepsiCo, Inc.	1,903	210
Perrigo Co., PLC	224	9
Perspecta, Inc.	147	3
Pfizer, Inc.	8,355	365
PG&E Corp. (e)	851	20
Philip Morris International, Inc.	2,352	157
Phillips 66	1,229	106
Pioneer Natural Resources Co.	175	23
Pitney Bowes, Inc.	699	4
PNC Financial Services Group, Inc. (The)	1,274	149
PPG Industries, Inc.	209	21
PPL Corp.	1,269	36
Procter & Gamble Co. (The)	5,630	518
Progressive Corp. (The)	240	14
ProLogis, Inc. REIT	1,225	72

Prudential Financial, Inc.	208	17
Public Service Enterprise Group, Inc.	1,188	62
Public Storage REIT	842	170
Pulte Group, Inc.	5,934	154
QEP Resources, Inc. (e)	358	2
QUALCOMM, Inc.	3,410	194
Quest Diagnostics, Inc.	214	18
Ralph Lauren Corp.	38	4
Range Resources Corp.	552	5
Rayonier Advanced Materials, Inc.	251	3
Rayonier, Inc. REIT	260	7
Raytheon Co.	218	33
Regency Centers Corp. REIT	234	14
Regions Financial Corp.	4,274	57
Republic Services, Inc.	802	58
Resideo Technologies, Inc. (e)	215	4
Robert Half International, Inc.	579	33
Rockwell Automation, Inc.	582	88
Roper Technologies, Inc.	238	63
Ross Stores, Inc.	861	72
Royal Caribbean Cruises Ltd.	594	58
Royal Gold, Inc.	250	21
RR Donnelley & Sons Co.	253	1
S&P Global, Inc.	767	130
Sabra Health Care, Inc. REIT	258	4
salesforce.com, Inc. (e)	1,289	177
Schlumberger Ltd.	3,422	123
Scotts Miracle-Gro Co. (The), Class A	987	61
Sealed Air Corp.	362	13
Sempra Energy	806	87
Sherwin-Williams Co. (The)	50	20
Simon Property Group, Inc. REIT	1,290	217
Skyline Champion Corp.	362	5
SLM Corp. (e)	1,318	11
Southern Co. (The)	1,787	78
Southwest Airlines Co.	238	11
Southwestern Energy Co. (e)	822	3
Sprint Corp. (e)	6,523	38
Stanley Black & Decker, Inc.	239	29
Starbucks Corp.	2,446	158
State Street Corp.	809	51
Stericycle, Inc. (e)	188	7
Stewart Information Services Corp.	335	14
Stryker Corp.	809	127
SunTrust Banks, Inc.	1,490	75
Symantec Corp.	1,841	35
Synchrony Financial	27,360	642
Sysco Corp.	1,899	119
T Rowe Price Group, Inc.	978	90
T-Mobile US, Inc. (e)	239	15
Tapestry, Inc.	573	19
Target Corp.	688	45
TE Connectivity Ltd.	970	73
TechnipFMC PLC	673	13
TEGNA, Inc.	275	3
Tenet Healthcare Corp. (e)	199	3
Texas Instruments, Inc.	3,159	299
Textron, Inc.	531	24
Thermo Fisher Scientific, Inc.	973	218
Tiffany & Co.	241	19
TJX Cos., Inc. (The)	2,408	108

Toll Brothers, Inc.	3,208	106
Travelers Cos., Inc. (The)	198	24
TripAdvisor, Inc. (e)	234	13
Twenty-First Century Fox, Inc., Class A	4,486	216
Twenty-First Century Fox, Inc., Class B	838	40
Tyson Foods, Inc., Class A	845	45
Union Pacific Corp.	1,276	176
United Parcel Service, Inc., Class B	1,142	111
United States Steel Corp.	380	7
United Technologies Corp.	922	98
UnitedHealth Group, Inc.	1,593	397
Universal Forest Products, Inc.	1,424	37
Urban Edge Properties REIT	226	4
Urban Outfitters, Inc. (e)	263	9
US Bancorp	4,186	191
Valero Energy Corp.	1,015	76
Varex Imaging Corp. (e)	184	4
Varian Medical Systems, Inc. (e)	188	21
Vectrus, Inc. (e)	15	—	@
Ventas, Inc. REIT	213	12
Verisk Analytics, Inc. (e)	647	71
Veritiv Corp. (e)	17	—	@
Verizon Communications, Inc.	19,800	1,113
Versum Materials, Inc.	196	5
Vertex Pharmaceuticals, Inc. (e)	208	34
VF Corp.	988	70
Viacom, Inc., Class B	1,106	28
Visa, Inc., Class A	3,561	470
Vornado Realty Trust REIT	214	13
Vulcan Materials Co.	3,062	303
Walgreens Boots Alliance, Inc.	2,971	203
Walmart, Inc.	6,155	573
Walt Disney Co. (The)	2,762	303
Washington Prime Group, Inc. REIT	791	4
Waste Management, Inc.	1,176	105
Waters Corp. (e)	224	42
Watsco, Inc.	715	99
Weatherford International PLC (e)	1,147	1
WEC Energy Group, Inc.	812	56
Wells Fargo & Co.	11,479	529
Welltower, Inc. REIT	188	13
Western Digital Corp.	255	9
Western Union Co. (The)	1,581	27
WestRock Co.	192	7
Weyerhaeuser Co. REIT	993	22
Williams Cos., Inc. (The)	2,371	52
Worldpay, Inc., Class A (e)	590	45
WPX Energy, Inc. (e)	1,098	12
WW Grainger, Inc.	363	102
Wyndham Destinations, Inc.	214	8
Wyndham Hotels & Resorts, Inc.	214	10
Wynn Resorts Ltd.	208	21
Xcel Energy, Inc.	1,232	61
Xerox Corp.	485	10
Xilinx, Inc.	519	44
Xylem, Inc.	544	36
Yum! Brands, Inc.	802	74
Zimmer Biomet Holdings, Inc.	542	56
Zions Bancorp NA	225	9

Zoetis, Inc.	2,395	205
		45,438
Total Common Stocks (Cost $78,334)		91,550

No. of Rights
Right (0.0%)
Austria (0.0%)
BUQOG AG (e) (Cost $3)	172	6

No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	59	—	@

	Shares	Value (000)
Short-Term Investments (8.1%)
Investment Companies (5.6%)
iPATH S&P 500 VIX Short-Term Futures ETN	21,218	995
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i)	13,785,207	13,785
Total Investment Companies (Cost $14,696)		14,780

	Face Amount (000)	Value (000)
U.S. Treasury Security (2.5%)
U.S. Treasury Bill,
2.38%, 3/21/19 (j)(k)(Cost $6,677)	$6,711	6,677
Total Short-Term Investments (Cost $21,373)		21,457
Total Investments (99.6%) (Cost $250,113) (l)(m)(n)(o)		263,214
Other Assets in Excess of Liabilities (0.4%)		967
Net Assets (100.0%)		$264,182

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Security is subject to delayed delivery.

(b)                                 Floating or Variable rate securities: The rates disclosed are as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2018.

(e)                                  Non-income producing security.

(f)                                   Security trades on the Hong Kong exchange.

(g)                                  At December 31, 2018, the Fund held fair valued securities valued at approximately $2,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(h)                                 Security has been deemed illiquid at December 31, 2018.

(i)                                     The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2018, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(j)                                    Rate shown is the yield to maturity at December 31, 2018.

(k)                                 All or a portion of the security was pledged to cover margin requirements for swap agreements.

(l)                                     Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)                             The approximate fair value and percentage of net assets, $40,524,000 and 15.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(n)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2018, the Fund did not engage in any cross-trade transactions.

(o)                                 At December 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,353,000 and the aggregate gross unrealized depreciation is approximately $15,075,000, resulting in net unrealized appreciation of approximately $11,278,000.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

CDI                         CHESS Depositary Interest.

CVA                     Certificaten Van Aandelen.

IO                                  Interest Only.

LIBOR        London Interbank Offered Rate.

MTN                   Medium Term Note.

OAT                      Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ                        Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

REIT                  Real Estate Investment Trust.

REMIC     Real Estate Mortgage Investment Conduit.

SDR                       Swedish Depositary Receipt.

TBA                      To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	ARS	14,436		$356	1/24/19	$(16)
BNP Paribas SA	ARS	22,758		$490	1/24/19	(96)
BNP Paribas SA		$454	ARS	19,358	1/24/19	45
BNP Paribas SA		$1,731	ARS	55,768	1/24/19	(293)
BNP Paribas SA		$334	ARS	10,750	1/24/19	(56)
BNP Paribas SA		$465	ARS	20,675	1/24/19	69
BNP Paribas SA		$640	ARS	27,393	1/24/19	66
JPMorgan Chase Bank NA		$313	ARS	13,022	1/24/19	23
Bank of America NA	CNY	227		$33	3/14/19	(—@ )
Bank of America NA	CNY	685		$99	3/14/19	(—@ )
Bank of America NA	EUR	978		$1,120	3/14/19	(8)
Bank of America NA	PLN	283		$75	3/14/19	(1)
Bank of America NA	PLN	777		$207	3/14/19	(1)
Bank of Montreal	AUD	1		$1	3/14/19	— @
Bank of Montreal	CAD	557		$415	3/14/19	6
Bank of Montreal		$157	HUF	44,384	3/14/19	2
Barclays Bank PLC	AUD	15		$11	3/14/19	— @
Barclays Bank PLC	EUR	4,454		$5,099	3/14/19	(35)
Barclays Bank PLC	JPY	21,981		$197	3/14/19	(5)
Barclays Bank PLC		$6,381	GBP	5,030	3/14/19	52
Barclays Bank PLC		$1,460	SGD	1,999	3/14/19	9
BNP Paribas SA	CAD	1,059		$789	3/14/19	12
BNP Paribas SA	CAD	924		$679	3/14/19	1
BNP Paribas SA	EUR	1,385		$1,585	3/14/19	(11)
BNP Paribas SA	JPY	12,238		$109	3/14/19	(3)
BNP Paribas SA	JPY	123,284		$1,123	3/14/19	(7)
BNP Paribas SA	TWD	3,769		$124	3/14/19	1
BNP Paribas SA		$137	CAD	187	3/14/19	(—@ )
BNP Paribas SA		$699	RUB	46,856	3/14/19	(32)
BNP Paribas SA		$784	TWD	23,977	3/14/19	— @
Citibank NA	AUD	11		$8	3/14/19	— @
Citibank NA	AUD	905		$638	3/14/19	(—@ )
Citibank NA	CLP	114,527		$168	3/14/19	3
Citibank NA	JPY	2,909		$26	3/14/19	(1)
Citibank NA	KRW	259,724		$233	3/14/19	(—@ )
Citibank NA		$161	CZK	3,625	3/14/19	1
Citibank NA		$2,662	GBP	2,099	3/14/19	22
Citibank NA		$128	ILS	479	3/14/19	1
Citibank NA		$1,077	KRW	1,207,761	3/14/19	8
Citibank NA		$568	THB	18,558	3/14/19	3
Citibank NA		$388	TRY	2,175	3/14/19	8
Commonwealth Bank of Australia	EUR	1,645		$1,883	3/14/19	(13)
Commonwealth Bank of Australia	NZD	19		$13	3/14/19	— @
Commonwealth Bank of Australia		$55	GBP	44	3/14/19	— @
Credit Suisse International	EUR	1,142		$1,307	3/14/19	(9)
Goldman Sachs International	ARS	9,216		$221	3/14/19	(3)
Goldman Sachs International	CHF	154		$157	3/14/19	(—@ )
Goldman Sachs International	EUR	4,933		$5,647	3/14/19	(38)
Goldman Sachs International	EUR	330		$379	3/14/19	(2)
Goldman Sachs International	EUR	1,096		$1,262	3/14/19	(2)
Goldman Sachs International	GBP	1,700		$2,165	3/14/19	(9)
Goldman Sachs International	HKD	691		$88	3/14/19	— @
Goldman Sachs International	IDR	1,598,064		$109	3/14/19	(1)

Goldman Sachs International		$216	ARS	9,181	3/14/19	6
Goldman Sachs International		$439	BRL	1,715	3/14/19	1
Goldman Sachs International		$68	BRL	263	3/14/19	(—@	)
Goldman Sachs International		$1,142	EUR	998	3/14/19	9
Goldman Sachs International		$592	GBP	467	3/14/19	5
Goldman Sachs International		$118	HKD	921	3/14/19	(—@	)
Goldman Sachs International		$121	HUF	34,145	3/14/19	1
Goldman Sachs International	ZAR	8,823		$611	3/14/19	3
JPMorgan Chase Bank NA	AUD	18		$13	3/14/19	—	@
JPMorgan Chase Bank NA	CAD	110		$82	3/14/19	1
JPMorgan Chase Bank NA	CHF	187		$192	3/14/19	(—@	)
JPMorgan Chase Bank NA	JPY	3,816		$34	3/14/19	(1)
JPMorgan Chase Bank NA	MXN	2,736		$137	3/14/19	(—@	)
JPMorgan Chase Bank NA	NOK	7,267		$837	3/14/19	(6)
JPMorgan Chase Bank NA	PHP	185,801		$3,513	3/14/19	1
JPMorgan Chase Bank NA		$99	CHF	97	3/14/19	1
JPMorgan Chase Bank NA		$487	GBP	384	3/14/19	4
JPMorgan Chase Bank NA		$293	INR	21,204	3/14/19	8
JPMorgan Chase Bank NA		$1,353	MXN	27,590	3/14/19	36
JPMorgan Chase Bank NA		$289	PHP	15,226	3/14/19	(1)
JPMorgan Chase Bank NA	ZAR	8,804		$610	3/14/19	3
State Street Bank and Trust Co.	AUD	32		$23	3/14/19	—	@
State Street Bank and Trust Co.	DKK	165		$25	3/14/19	(—@	)
State Street Bank and Trust Co.	EUR	82		$94	3/14/19	(1)
UBS AG	AUD	2		$1	3/14/19	—	@
UBS AG	DKK	1,061		$163	3/14/19	(1)
UBS AG	EUR	426		$488	3/14/19	(3)
UBS AG	JPY	8,931		$80	3/14/19	(2)
UBS AG		$217	CHF	214	3/14/19	2
UBS AG		$300	EUR	260	3/14/19	(—@	)
UBS AG		$2,548	GBP	2,008	3/14/19	21
UBS AG		$219	SEK	1,973	3/14/19	5
Australia and New Zealand Banking Group	NZD	1,677		$1,127	3/28/19	(1)
Bank of America NA		$8,178	EUR	7,113	3/28/19	30
Bank of America NA		$248	SGD	340	3/28/19	2
Bank of America NA		$383	THB	12,474	3/28/19	1
Barclays Bank PLC	MYR	21		$5	3/28/19	(—@	)
Barclays Bank PLC		$1	GBP	1	3/28/19	—	@
BNP Paribas SA		$331	IDR	4,866,324	3/28/19	4
BNP Paribas SA		$1,707	KRW	1,911,008	3/28/19	11
Citibank NA	AUD	474		$337	3/28/19	3
Citibank NA	CAD	14		$10	3/28/19	—	@
Citibank NA	PLN	2,395		$636	3/28/19	(5)
JPMorgan Chase Bank NA	NOK	931		$107	3/28/19	(2)
JPMorgan Chase Bank NA		$105	DKK	680	3/28/19	(—@	)
JPMorgan Chase Bank NA		$1,866	JPY	206,326	3/28/19	29
JPMorgan Chase Bank NA		$411	SEK	3,694	3/28/19	9
Royal Bank of Canada	CAD	178		$131	3/28/19	—	@
Royal Bank of Canada	JPY	14,000		$128	3/28/19	(—@	)
Royal Bank of Canada		$2,880	GBP	2,268	3/28/19	23
Royal Bank of Canada		$54	JPY	5,908	3/28/19	—	@
UBS AG	AUD	1,407		$1,002	3/28/19	9
UBS AG	MXN	6,181		$305	3/28/19	(5)
UBS AG		$769	CHF	752	3/28/19	2
Goldman Sachs International	BRL	45,584		$11,807	5/16/19	165
Goldman Sachs International	BRL	16,437		$4,245	5/16/19	47
Goldman Sachs International	BRL	18,177		$4,701	5/16/19	59
Goldman Sachs International	BRL	1,318		$331	5/16/19	(6)
Goldman Sachs International	BRL	2,054		$535	5/16/19	10
Goldman Sachs International		$697	BRL	2,713	5/16/19	(4)

Goldman Sachs International		$426	BRL	1,644	5/16/19	(6)
Goldman Sachs International		$4,126	BRL	15,729	5/16/19	(108)
Goldman Sachs International		$275	BRL	1,160	5/16/19	21
Goldman Sachs International		$3,720	BRL	15,842	5/16/19	326
Goldman Sachs International		$2,908	BRL	12,272	5/16/19	227
Goldman Sachs International		$4,676	BRL	17,942	5/16/19	(94)
Goldman Sachs International		$493	BRL	1,845	5/16/19	(22)
Goldman Sachs International		$3,690	BRL	13,882	5/16/19	(145)
JPMorgan Chase Bank NA	CNH	78,826		$11,815	6/20/19	342
JPMorgan Chase Bank NA	CNH	1,251		$186	6/20/19	4
JPMorgan Chase Bank NA	CNH	2,803		$409	6/20/19	1
JPMorgan Chase Bank NA		$11,833	CNH	82,879	6/20/19	230
JPMorgan Chase Bank NA	CNH	118,251		$16,851	10/17/19	(359)
JPMorgan Chase Bank NA	CNH	82,879		$11,795	10/17/19	(267)
JPMorgan Chase Bank NA		$1,048	CNH	7,393	10/17/19	28
JPMorgan Chase Bank NA		$2,442	CNY	16,810	10/17/19	5
						$346

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	26	Feb-19	3	$3,331	$136
Euro Stoxx 50 (Germany)	110	Mar-19	1	3,748	(90)
German Euro BTP (Germany)	7	Mar-19	700	1,025	4
German Euro Bund (Germany)	13	Mar-19	1,300	2,436	17
MSCI Emerging Market E Mini (United States)	126	Mar-19	6	6,091	(143)
MSCI Singapore Free Index (Singapore)	28	Jan-19	3	702	— @
NIKKEI 225 Index (Japan)	19	Mar-19	10	1,718	(72)
S&P 500 E Mini Index (United States)	364	Mar-19	18	45,595	(1,522)
U.S. Treasury 10 yr. Note (United States)	22	Mar-19	2,200	2,684	64
U.S. Treasury 10 yr. Ultra Long Bond (United States)	96	Mar-19	9,600	12,488	387
U.S. Treasury 2 yr. Note (United States)	45	Mar-19	9,000	9,554	65
U.S. Treasury 30 yr. Bond (United States)	1	Mar-19	100	146	7
U.S. Treasury Ultra Bond (United States)	2	Mar-19	200	321	17
Short:
Euro OAT (Germany)	8	Mar-19	(800)	(1,382)	1
German Euro BONO (Germany)	3	Mar-19	(300)	(497)	(5)
German Euro BTP (Germany)	40	Mar-19	(4,000)	(5,858)	(210)
German Euro BTP (Germany)	37	Mar-19	(3,700)	(6,933)	(52)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	4	Mar-19	(400)	(521)	(17)
U.S. Treasury 5 yr. Note (United States)	48	Mar-19	(4,800)	(5,505)	(90)
U.S. Treasury Ultra Bond (United States)	46	Mar-19	(4,600)	(7,390)	(29)
					$(1,532)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	1,400,000	$3	$—	$3
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27	ZAR	31,888	58	—	58
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/ Quarterly	12/15/27	6,208		7	—	7
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/ Quarterly	1/4/28	7,651		(7)	—	(7)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/ Quarterly	1/19/28	3,830		(4)	—	(4)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/ Quarterly	1/24/28	13,157		(16)	—	(16)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.71	Quarterly/ Quarterly	4/26/28	8,041		(15)	—	(15)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02	Semi-Annual/ Quarterly	6/22/28	$1,850		(47)	—	(47)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.34	Quarterly/ Quarterly	6/27/28	ZAR	23,051	21	—	21
Morgan Stanley & Co.,LLC*	3 Month LIBOR	Receive	3.21	Semi-Annual/ Quarterly	12/3/48	$1,000		(71)	—	(71)
								$(71)	$—	$(71)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19	$664		$35	$—	$35
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19	227		12	—	12
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19	661		35	—	35
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	CAD	3,584	104	—	104
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	1,762		83	—	83

Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	2,441	115	—	115
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.47%	Quarterly	5/30/19	$410	(37)	—	(37)
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19	19,030	(139)	—	(139)
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.27%	Quarterly	5/1/19	527	15	—	15
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.27%	Quarterly	5/1/19	$352	10	—	10
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19	1,077	31	—	31
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.16%	Quarterly	5/1/19	1,152	33	—	33
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/1/19	2,373	68	—	68
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	329	14	—	14
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	1,054	44	—	44
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	547	23	—	23
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	341	14	—	14

Goldman Sachs & Co.	MSCI China Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/14/19	1,589	18	—	18
Goldman Sachs & Co.	MSCI China Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/14/19	1,219	38	—	38
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/19	1,591	(91)	—	(91)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.38%	Quarterly	11/20/19	1,686	153	—	153
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19	14,586	(1,025)	—	(1,025)
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19	1,325	(119)	—	(119)
							$(566)	$—	$(566)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$298	2.09%
Kone Oyj	157,078	7,490	52.48
Schindler Holding AG	31,545	6,249	43.79
Yungtay Engineering Co., Ltd.	121,000	234	1.64
Total		$14,271	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Canada Banks Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Canada Banks Index
Bank of Montreal	649	$42	12.46%
Bank of Nova Scotia (The)	1,199	60	17.56
Canadian Imperial Bank of Commerce	436	33	9.54
National Bank of Canada	340	14	4.10
Royal Bank of Canada	1,458	100	29.33
Toronto-Dominion Bank (The)	1,849	92	27.01
Total		$341	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Elevators Index
Brunello Cucinelli SpA	94	$3	0.40%
Burberry Group PLC	1,174	26	3.21
Christian Dior SE	65	25	3.05
Cie Financiere Richemont SA	1,578	101	12.49
Hermes International	87	48	5.98
Hugo Boss AG	194	12	1.48
Kering SA	347	164	20.22
LVMH Moet Hennessy Louis Vuitton SE	1,046	309	38.20
Moncler SpA	700	23	2.86
Puma SE	29	14	1.75
Salvatore Ferragamo SpA	465	9	1.16
Swatch Group AG (The)	151	44	5.43
Tapestry, Inc.	782	26	3.26
Tod’s SpA	91	4	0.53
Total		$808	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$102	1.03%
AbbVie, Inc.	1,291	119	1.20
AES Corp.	2,315	33	0.34
Agilent Technologies, Inc.	260	18	0.18
Alexion Pharmaceuticals, Inc.	181	18	0.18
Align Technology, Inc.	58	12	0.12
Allergan PLC	271	36	0.37
Alliant Energy Corp.	810	34	0.35
Altria Group, Inc.	2,694	133	1.34
Ameren Corp.	851	56	0.56
American Electric Power Co., Inc.	1,724	129	1.30
American Water Works Co., Inc.	625	57	0.57
AmerisourceBergen Corp.	131	10	0.10
Amgen, Inc.	591	115	1.16
Anthem, Inc.	213	56	0.57
Archer-Daniels-Midland Co.	790	32	0.33
AT&T, Inc.	38,194	1,090	11.01
Baxter International, Inc.	406	27	0.27
Becton Dickinson and Co.	214	48	0.49
Biogen, Inc.	171	51	0.52
Boston Scientific Corp.	1,111	39	0.40
Bristol-Myers Squibb Co.	1,328	69	0.70
Brown-Forman Corp.	344	16	0.17
Campbell Soup Co.	272	9	0.09
Cardinal Health, Inc.	256	11	0.12
Celgene Corp.	634	41	0.41
Centene Corp.	140	16	0.16
CenterPoint Energy, Inc.	1,511	43	0.43
CenturyLink, Inc.	6,044	92	0.92
Cerner Corp.	255	13	0.14
Church & Dwight Co., Inc.	350	23	0.23
Cigna Corp.	318	60	0.61
Clorox Co. (The)	181	28	0.28
CMS Energy Corp.	989	49	0.50
Coca-Cola Co. (The)	5,391	255	2.58
Colgate-Palmolive Co.	1,237	74	0.74
Conagra Brands, Inc.	584	12	0.13
Consolidated Edison, Inc.	1,086	83	0.84
Constellation Brands, Inc.	241	39	0.39
Cooper Cos, Inc. (The)	40	10	0.10
Costco Wholesale Corp.	616	125	1.27
Coty, Inc.	662	4	0.04
CVS Health Corp.	1,653	108	1.09
Danaher Corp.	495	51	0.52
DaVita, Inc.	124	6	0.06
Dentsply Sirona, Inc.	186	7	0.07
Dominion Energy, Inc.	2,253	161	1.63
DTE Energy Co.	629	69	0.70
Duke Energy Corp.	2,454	212	2.14
Edison International	1,142	65	0.65
Edwards Lifesciences Corp.	171	26	0.26
Eli Lilly & Co.	785	91	0.92
Entergy Corp.	629	54	0.55
Estee Lauder Cos, Inc. (The)	314	41	0.41
Eversource Energy	1,111	72	0.73
Exelon Corp.	3,366	152	1.53
FirstEnergy Corp.	1,558	59	0.59
General Mills, Inc.	810	32	0.32
Gilead Sciences, Inc.	1,058	66	0.67
HCA Healthcare, Inc.	234	29	0.29
Henry Schein, Inc.	129	10	0.10
Hershey Co. (The)	198	21	0.21
Hologic, Inc.	227	9	0.09
Hormel Foods Corp.	379	16	0.16
Humana, Inc.	117	34	0.34
IDEXX Laboratories, Inc.	71	13	0.13

Illumina, Inc.	118	35	0.36
Incyte Corp.	138	9	0.09
Intuitive Surgical, Inc.	91	44	0.44
IQVIA Holdings, Inc.	123	14	0.14
JM Smucker Co. (The)	160	15	0.15
Johnson & Johnson	2,174	281	2.83
Kellogg Co.	349	20	0.20
Keurig Dr. Pepper, Inc.	255	7	0.07
Kimberly-Clark Corp.	496	57	0.57
Kraft Heinz Co. (The)	838	36	0.36
Kroger Co. (The)	1,260	35	0.35
Laboratory Corporation of America Holdings	82	10	0.10
McCormick & Co., Inc.	167	23	0.23
McKesson Corp.	170	19	0.19
Medtronic PLC	1,097	100	1.01
Merck & Co., Inc.	2,215	169	1.71
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	15	0.15
Mondelez International, Inc.	2,117	85	0.86
Monster Beverage Corp.	582	29	0.29
Mylan N.V.	434	12	0.12
NextEra Energy, Inc.	1,641	285	2.88
NiSource, Inc.	1,143	29	0.29
NRG Energy, Inc.	1,054	42	0.42
Patterson Cos, Inc.	67	1	0.01
PepsiCo, Inc.	2,006	222	2.24
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	4	0.04
Pfizer, Inc.	4,834	211	2.13
PG&E Corp.	1,798	43	0.43
Philip Morris International, Inc.	2,181	146	1.47
Pinnacle West Capital Corp.	391	33	0.34
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	329	3.33
Public Service Enterprise Group, Inc.	1,774	92	0.93
Quest Diagnostics, Inc.	110	9	0.09
Regeneron Pharmaceuticals, Inc.	62	23	0.24
ResMed, Inc.	115	13	0.13
SCANA Corp.	501	24	0.24
Sempra Energy	880	95	0.96
Southern Co. (The)	3,504	154	1.56
Stryker Corp.	261	41	0.42
Sysco Corp.	682	43	0.43
Thermo Fisher Scientific, Inc.	324	73	0.73
Tyson Foods, Inc.	406	22	0.22
UnitedHealth Group, Inc.	783	195	1.97
Universal Health Services, Inc.	72	8	0.08
Varian Medical Systems, Inc.	74	8	0.08
Verizon Communications, Inc.	25,376	1,427	14.41
Vertex Pharmaceuticals, Inc.	204	34	0.34
Walgreens Boots Alliance, Inc.	1,219	83	0.84
Walmart, Inc.	2,056	192	1.94
Waters Corp.	65	12	0.13
WEC Energy Group, Inc.	1,106	77	0.78
Xcel Energy, Inc.	1,780	88	0.89
Zimmer Biomet Holdings, Inc.	164	17	0.17
Zoetis, Inc.	398	34	0.34
Total		$9,902	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$133	1.40%
Accenture PLC	286	40	0.43
Activision Blizzard, Inc.	350	16	0.17
Acuity Brands, Inc.	49	6	0.06
Adobe Systems, Inc.	229	52	0.55
Advance Auto Parts, Inc.	72	11	0.12
Advanced Micro Devices, Inc.	373	7	0.07
Air Products & Chemicals, Inc.	897	144	1.52
Akamai Technologies, Inc.	79	5	0.05
Alaska Air Group, Inc.	144	9	0.09
Albemarle Corp.	455	35	0.37
Allegion PLC	111	9	0.09
Alliance Data Systems Corp.	22	3	0.03
Alphabet, Inc.	140	145	1.53
Alphabet, Inc.	138	144	1.53
Amazon.com, Inc.	390	586	6.20
American Airlines Group, Inc.	506	16	0.17
AMETEK, Inc.	269	18	0.19
Amphenol Corp.	141	11	0.12
Analog Devices, Inc.	170	15	0.15
ANSYS, Inc.	39	6	0.06
AO Smith Corp.	171	7	0.08
Apergy Corp.	91	2	0.03
Apple, Inc.	2,392	377	3.99
Applied Materials, Inc.	494	16	0.17
Aptiv PLC	261	16	0.17
Arconic, Inc.	493	8	0.09
Autodesk, Inc.	102	13	0.14
Automatic Data Processing, Inc.	206	27	0.29
AutoZone, Inc.	27	23	0.24
Avery Dennison Corp.	364	33	0.35
Ball Corp.	1,448	67	0.70
Best Buy Co., Inc.	260	14	0.15
Boeing Co. (The)	648	209	2.21
Booking Holdings, Inc.	48	83	0.88
BorgWarner, Inc.	194	7	0.07
Broadcom, Inc.	188	48	0.51
Cadence Design Systems, Inc.	130	6	0.06
Capri Holdings, Ltd.	148	6	0.06
CarMax, Inc.	179	11	0.12
Carnival Corp.	399	20	0.21
Caterpillar, Inc.	690	88	0.93
CBS Corp.	356	16	0.16
CF Industries Holdings, Inc.	960	42	0.44
CH Robinson Worldwide, Inc.	164	14	0.15
Charter Communications, Inc.	197	56	0.59
Chipotle Mexican Grill, Inc.	25	11	0.11
Cintas Corp.	100	17	0.18
Cisco Systems, Inc.	2,316	100	1.06
Citrix Systems, Inc.	67	7	0.07
Cognizant Technology Solutions Corp.	274	17	0.18
Comcast Corp.	4,605	157	1.66
Corning, Inc.	418	13	0.13
CSX Corp.	1,066	66	0.70
Cummins, Inc.	184	25	0.26
Darden Restaurants, Inc.	123	12	0.13
Deere & Co.	373	56	0.59
Delphi Technologies PLC	87	1	0.01
Delta Air Lines, Inc.	777	39	0.41
Discovery, Inc.	199	5	0.05
Discovery, Inc.	151	4	0.04
DISH Network Corp.	223	6	0.06
Dollar General Corp.	255	28	0.29
Dollar Tree, Inc.	232	21	0.22
Dover Corp.	182	13	0.14
DowDuPont, Inc.	9,605	514	5.44

DR Horton, Inc.	333	12	0.12
DXC Technology Co.	132	7	0.07
Eastman Chemical Co.	596	44	0.46
Eaton Corp., PLC	519	36	0.38
eBay, Inc.	461	13	0.14
Ecolab, Inc.	1,072	158	1.67
Electronic Arts, Inc.	143	11	0.12
Emerson Electric Co.	747	45	0.47
Equifax, Inc.	140	13	0.14
Expedia Group, Inc.	120	14	0.14
Expeditors International of Washington, Inc.	211	14	0.15
F5 Networks, Inc.	29	5	0.05
Facebook, Inc.	1,098	144	1.52
Fastenal Co.	336	18	0.19
FedEx Corp.	288	46	0.49
Fidelity National Information Services, Inc.	154	16	0.17
Fiserv, Inc.	194	14	0.15
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	6	0.06
Fluor Corp.	163	5	0.06
FMC Corp.	552	41	0.43
Foot Locker, Inc.	121	6	0.07
Ford Motor Co.	3,829	29	0.31
Fortive Corp.	356	24	0.25
Fortune Brands Home & Security, Inc.	180	7	0.07
Freeport-McMoRan, Inc.	5,539	57	0.60
Gap, Inc. (The)	215	6	0.06
Garmin Ltd.	109	7	0.07
Garrett Motion, Inc.	89	1	0.01
Gartner, Inc.	42	5	0.06
General Dynamics Corp.	325	51	0.54
General Electric Co.	10,102	76	0.81
General Motors Co.	1,284	43	0.45
Genuine Parts Co.	144	14	0.15
Global Payments, Inc.	71	7	0.08
Goodyear Tire & Rubber Co. (The)	246	5	0.05
H&R Block, Inc.	205	5	0.06
Hanesbrands, Inc.	357	4	0.05
Harley-Davidson, Inc.	167	6	0.06
Harris Corp.	55	7	0.08
Hasbro, Inc.	111	9	0.10
Hewlett Packard Enterprise Co.	761	10	0.11
Hilton Worldwide Holdings, Inc.	200	14	0.15
Home Depot, Inc. (The)	1,154	198	2.10
Honeywell International, Inc.	889	117	1.24
HP, Inc.	774	16	0.17
IHS Markit Ltd.	424	20	0.22
Illinois Tool Works, Inc.	361	46	0.48
Ingersoll-Rand PLC	296	27	0.29
Intel Corp.	2,176	102	1.08
International Business Machines Corp.	401	46	0.48
International Flavors & Fragrances, Inc.	325	44	0.46
International Paper Co.	1,700	69	0.73
Interpublic Group of Cos, Inc. (The)	385	8	0.08
Intuit, Inc.	113	22	0.24
Jacobs Engineering Group, Inc.	140	8	0.09
JB Hunt Transport Services, Inc.	100	9	0.10
Johnson Controls International PLC	1,088	32	0.34
Juniper Networks, Inc.	176	5	0.05
Kansas City Southern	123	12	0.12
KLA-Tencor Corp.	73	7	0.07
Kohl’s Corp.	165	11	0.12
L Brands, Inc.	244	6	0.07
L3 Technologies, Inc.	91	16	0.17
Lam Research Corp.	75	10	0.11
Leggett & Platt, Inc.	130	5	0.05
Lennar Corp.	199	8	0.08
Lennar Corp.	4	—	—	@@
LKQ Corp.	302	7	0.08
Lockheed Martin Corp.	292	76	0.81
Lowe’s Cos, Inc.	827	76	0.81
LyondellBasell Industries N.V.	1,336	111	1.18
Macy’s, Inc.	298	9	0.09
Marriott International (The)	306	33	0.35

Martin Marietta Materials, Inc.	259	45	0.47
Masco Corp.	372	11	0.12
Mastercard, Inc.	432	81	0.86
Mattel, Inc.	336	3	0.04
McDonald’s Corp.	793	141	1.49
MGM Resorts International	507	12	0.13
Microchip Technology, Inc.	108	8	0.08
Micron Technology, Inc.	516	16	0.17
Microsoft Corp.	3,567	362	3.83
Mohawk Industries, Inc.	62	7	0.08
Mosaic Co. (The)	1,445	42	0.45
Motorola Solutions, Inc.	75	9	0.09
NetApp, Inc.	125	7	0.08
Netflix, Inc.	423	113	1.20
Newell Brands, Inc.	480	9	0.09
Newmont Mining Corp.	2,195	76	0.81
News Corp.	374	4	0.04
News Corp.	119	1	0.01
Nielsen Holdings PLC	392	9	0.10
NIKE, Inc.	1,286	95	1.01
Nordstrom, Inc.	114	5	0.06
Norfolk Southern Corp.	336	50	0.53
Northrop Grumman Corp.	203	50	0.53
Norwegian Cruise Line Holdings Ltd.	174	7	0.08
Nucor Corp.	1,315	68	0.72
nVent Electric PLC	193	4	0.05
NVIDIA Corp.	278	37	0.39
Omnicom Group, Inc.	226	17	0.18
Oracle Corp.	1,399	63	0.67
O’Reilly Automotive, Inc.	86	30	0.31
PACCAR, Inc.	410	23	0.25
Packaging Corp. of America	388	32	0.34
Parker-Hannifin Corp.	155	23	0.24
Paychex, Inc.	148	10	0.10
PayPal Holdings, Inc.	523	44	0.47
Pentair PLC	193	7	0.08
Perspecta, Inc.	66	1	0.01
PPG Industries, Inc.	1,056	108	1.14
PulteGroup, Inc.	272	7	0.07
PVH Corp.	76	7	0.07
Qorvo, Inc.	59	4	0.04
QUALCOMM, Inc.	684	39	0.41
Quanta Services, Inc.	176	5	0.06
Ralph Lauren Corp.	54	6	0.06
Raytheon Co.	339	52	0.55
Red Hat, Inc.	82	14	0.15
Republic Services, Inc.	267	19	0.20
Resideo Technologies, Inc.	148	3	0.03
Robert Half International, Inc.	147	8	0.09
Rockwell Automation, Inc.	150	23	0.24
Roper Technologies, Inc.	119	32	0.34
Ross Stores, Inc.	381	32	0.34
Royal Caribbean Cruises Ltd.	168	16	0.17
salesforce.com, Inc.	316	43	0.46
Seagate Technology PLC	133	5	0.05
Sealed Air Corp.	782	27	0.29
Sherwin-Williams Co. (The)	338	133	1.41
Signet Jewelers Ltd.	59	2	0.02
Skyworks Solutions, Inc.	85	6	0.06
Snap-on, Inc.	67	10	0.10
Southwest Airlines Co.	642	30	0.32
Stanley Black & Decker, Inc.	179	21	0.23
Starbucks Corp.	1,414	91	0.96
Stericycle, Inc.	100	4	0.04
Symantec Corp.	285	5	0.06
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	9	0.10
Target Corp.	535	35	0.37
TE Connectivity Ltd.	164	12	0.13
Texas Instruments, Inc.	459	43	0.46
Textron, Inc.	309	14	0.15
Tiffany & Co.	100	8	0.09
TJX Cos, Inc. (The)	1,246	56	0.59
Total System Services, Inc.	78	6	0.07

Tractor Supply Co.	124	10	0.11
TransDigm Group, Inc.	56	19	0.20
TripAdvisor, Inc.	106	6	0.06
Twenty-First Century Fox, Inc.	1,030	50	0.52
Twenty-First Century Fox, Inc.	430	21	0.22
Ulta Beauty, Inc.	57	14	0.15
Under Armour, Inc.	181	3	0.03
Under Armour, Inc.	182	3	0.03
Union Pacific Corp.	934	129	1.37
United Continental Holdings, Inc.	302	25	0.27
United Parcel Service, Inc.	804	78	0.83
United Rentals, Inc.	99	10	0.11
United Technologies Corp.	867	92	0.98
VeriSign, Inc.	40	6	0.06
Verisk Analytics, Inc.	181	20	0.21
VF Corp.	320	23	0.24
Viacom, Inc.	345	9	0.09
Visa, Inc.	847	112	1.18
Vulcan Materials Co.	545	54	0.57
Walt Disney Co. (The)	1,511	166	1.75
Waste Management, Inc.	472	42	0.44
Western Digital Corp.	137	5	0.06
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	39	0.42
Whirlpool Corp.	71	8	0.08
WW Grainger, Inc.	61	17	0.18
Wyndham Destinations, Inc.	101	4	0.04
Wyndham Hotels & Resorts, Inc.	101	5	0.05
Wynn Resorts Ltd.	78	8	0.08
Xerox Corp.	99	2	0.02
Xilinx, Inc.	115	10	0.11
Xylem, Inc. (NY)	210	14	0.15
Yum! Brands, Inc.	338	31	0.33
Total		$9,448	100.00%

@		Value is less than $500.
@@		Index weight is less than 0.005%.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
CDOR		Canadian Dealer Offered Rate.
JIBAR		Johannesburg Interbank Agreed Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	57.1%
Common Stocks	34.8
Short-Term Investments	8.1
Other**	0.0	***
Total Investments	100.0	%****

**                        Industries and/or investment types representing less than 5% of total investments.

***                 Amount is less than 0.05%.

****          Does not include open long/short futures contracts with a value of approximately $117,925,000 and net unrealized depreciation of approximately $1,532,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $346,000 and does not include open swap agreements with net unrealized depreciation of approximately $637,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (57.9%)
Agency Fixed Rate Mortgages (3.8%)
United States (3.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45		$41	$42
Federal National Mortgage Association,
Conventional Pools:
4.50%, 10/1/44 – 11/1/44		34	34
January TBA:
3.00%, 1/1/34 (a)		62	62
3.50%, 1/1/49 (a)		204	204
4.00%, 1/1/49 (a)		140	143
4.50%, 1/1/49 (a)		60	62
			547
Asset-Backed Securities (0.1%)
United States (0.1%)
United Auto Credit Securitization Trust,
4.26%, 5/10/23 (b)		15	15

Commercial Mortgage-Backed Securities (1.5%)
United States (1.5%)
GS Mortgage Securities Trust,
4.75%, 8/10/46 (b)(c)		70	66
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (c)		51	45
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 5.60%, 11/15/29 (b)(c)		40	40
WFRBS Commercial Mortgage Trust,
4.13%, 5/15/45 (b)(c)		40	38
5.04%, 9/15/46 (b)(c)		25	23
			212
Corporate Bonds (10.3%)
Australia (1.1%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	59
Commonwealth Bank of Australia,
1.75%, 11/7/19 (b)		$25	25
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		25	25
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (b)		25	25
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)		25	25
			159
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36 (b)		25	23

Canada (0.2%)
Royal Bank of Canada,
2.75%, 2/1/22		25	25

France (0.3%)
BNP Paribas SA,
5.00%, 1/15/21		50	52

Germany (0.2%)
Deutsche Bank AG,
2.70%, 7/13/20		25	24

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		10	9

Netherlands (0.4%)
Cooperatieve Rabobank UA,
3.75%, 11/9/20	EUR	50	61

United Kingdom (0.2%)
Vodafone Group PLC,
4.38%, 5/30/28	$25		24

United States (7.6%)
Abbott Laboratories,
3.40%, 11/30/23		17	17
Air Lease Corp.,
2.13%, 1/15/20		25	25
Amazon.com, Inc.,
2.80%, 8/22/24		25	24
American Express Credit Corp.,
1.88%, 5/3/19		10	10
Apple, Inc.,
2.50%, 2/9/22		50	49
AT&T, Inc.,
4.25%, 3/1/27		50	49
Bank of America Corp.,
MTN
4.25%, 10/22/26		25	24
Boston Properties LP,
3.85%, 2/1/23		50	50
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		25	25
Cigna Corp.,
3.75%, 7/15/23 (b)		25	25
Citigroup, Inc.,
5.50%, 9/13/25		50	53
CVS Health Corp.,
3.70%, 3/9/23		25	25
Dollar Tree, Inc.,
3.70%, 5/15/23		25	25
Dow Chemical Co. (The),
4.55%, 11/30/25 (b)		25	25
General Motors Financial Co., Inc.,
4.30%, 7/13/25		5	5
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		50	57
HSBC USA, Inc.,
3.50%, 6/23/24		100	99
JPMorgan Chase & Co.,
3.78%, 2/1/28		25	24
Keurig Dr Pepper, Inc.,
4.06%, 5/25/23 (b)		25	25

McDonald’s Corp.,
MTN
3.38%, 5/26/25	50		49
Merck & Co., Inc.,
2.80%, 5/18/23	50		49
Microsoft Corp.,
1.55%, 8/8/21	25		24
MPLX LP,
4.00%, 2/15/25	50		49
NBC Universal Media LLC,
4.38%, 4/1/21	50		51
PepsiCo, Inc.,
1.70%, 10/6/21	25		24
salesforce.com, Inc.,
3.25%, 4/11/23	25		25
Starbucks Corp.,
3.80%, 8/15/25	25		25
Union Pacific Corp.,
3.95%, 9/10/28	15		15
UnitedHealth Group, Inc.,
2.88%, 3/15/23	25		25
Verizon Communications, Inc.,
4.13%, 3/16/27	25		25
Visa, Inc.,
3.15%, 12/14/25	25		25
Walmart, Inc.,
2.55%, 4/11/23	25		24
Wells Fargo & Co.,
3.00%, 10/23/26	50		46
			1,092
			1,469
Sovereign (30.9%)
Argentina (2.8%)
Argentine Republic Government International Bond,
5.88%, 1/11/28	127		92
6.25%, 4/22/19	300		303
			395
Australia (1.3%)
Australia Government Bond,
2.75%, 11/21/27	AUD	170	124
3.25%, 4/21/25	80		60
			184
Austria (0.2%)
Republic of Austria Government Bond,
4.15%, 3/15/37 (b)	EUR	20	35

Belgium (0.6%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (b)	75		89

Canada (1.4%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	80	55

1.50%, 6/1/26	210		149
			204
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	100	16

France (1.4%)
French Republic Government Bond OAT,
0.50%, 5/25/25	EUR	75	87
1.00%, 5/25/27	39		46
2.00%, 5/25/48 (b)	20		25
3.25%, 5/25/45	27		43
			201
Germany (4.4%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/26	10		11
0.50%, 2/15/28	28		33
1.00%, 8/15/25	80		99
1.50%, 9/4/22	70		86
2.50%, 1/4/21	200		244
4.25%, 7/4/39	45		87
4.75%, 7/4/34	35		65
			625
Greece (2.1%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	276		302

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	$20		22

Indonesia (0.2%)
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	177,000	11
8.25%, 5/15/29	184,000		13
			24
Italy (1.8%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	70	80
2.20%, 6/1/27	40		45
3.75%, 9/1/24	90		112
5.00%, 9/1/40 (b)	14		20
			257
Japan (7.5%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	20,500	190
0.50%, 9/20/24	25,100		238
1.10%, 6/20/21	24,600		231
Japan Government Thirty Year Bond,
0.30%, 6/20/46	9,700		80
1.70%, 6/20/33	14,300		158

2.00%, 9/20/40	15,000		177
			1,074
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	80	19

Mexico (0.3%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	500	23
Petroleos Mexicanos,
4.88%, 1/18/24	$20		19
			42
Netherlands (0.3%)
Netherlands Government Bond,
3.75%, 1/15/42 (b)	EUR	20	37

New Zealand (0.5%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	100	71

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (b)	NOK	100	12

Poland (0.6%)
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	280	76
4.00%, 10/25/23	40		11
			87
Portugal (1.7%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (b)	EUR	81	103
3.88%, 2/15/30 (b)	28		38
4.13%, 4/14/27 (b)	70		97
			238
Russia (0.1%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	800	11

Spain (1.7%)
Spain Government Bond,
0.35%, 7/30/23	EUR	110	126
0.40%, 4/30/22	30		35
1.95%, 7/30/30 (b)	45		53
4.40%, 10/31/23 (b)	20		28
			242
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	70	8

United Kingdom (1.5%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	30	39
3.50%, 1/22/45		62	106
4.25%, 6/7/32 – 9/7/39		44	77
			222
			4,417
U.S. Treasury Securities (11.3%)
United States (11.3%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$163		148
3.13%, 5/15/48		135	138
3.50%, 2/15/39		129	141
U.S. Treasury Notes,
0.50%, 1/15/28		862	823
1.38%, 1/31/21		130	127
2.25%, 2/15/27		240	233
			1,610
Total Fixed Income Securities (Cost $8,233)			8,270

		Shares	Value (000)
Common Stocks (18.0%)
Australia (1.2%)
AGL Energy Ltd.		70	1
Alumina Ltd.		246	—	@
Amcor Ltd.		118	1
AMP Ltd.		295	1
APA Group		1,260	8
Aristocrat Leisure Ltd.		55	1
ASX Ltd.		19	1
Atlas Arteria Ltd.		462	2
Aurizon Holdings Ltd.		207	1
AusNet Services		1,978	2
Australia & New Zealand Banking Group Ltd.		331	6
Bank of Queensland Ltd.		42	—	@
Bendigo & Adelaide Bank Ltd.		50	—	@
BHP Group Ltd.		315	8
Boral Ltd.		118	—	@
Brambles Ltd.		161	1
BWP Trust REIT		325	1
Caltex Australia Ltd.		27	—	@
Challenger Ltd.		57	—	@
Charter Hall Retail REIT		226	1
CIMIC Group Ltd.		10	—	@
Coca-Cola Amatil Ltd.		57	—	@
Cochlear Ltd.		6	1
Coles Group Ltd. (d)		113	1
Commonwealth Bank of Australia		176	9
Computershare Ltd.		47	1
Cromwell Property Group REIT		990	1
Crown Resorts Ltd.		36	—	@
CSL Ltd.		45	6
Dexus REIT		746	6
Domino’s Pizza Enterprises Ltd.		7	—	@
Evolution Mining Ltd.		247	1
Flight Centre Travel Group Ltd.		6	—	@
Fortescue Metals Group Ltd.		152	—	@

Goodman Group REIT	1,373	10
GPT Group (The) REIT	1,383	5
Harvey Norman Holdings Ltd.	55	—	@
Healthscope Ltd.	169	—	@
Incitec Pivot Ltd.	169	—	@
Independence Group NL	100	—	@
Insurance Australia Group Ltd.	238	1
James Hardie Industries PLC CDI	45	—	@
Lend Lease Group REIT	55	—	@
Macquarie Group Ltd.	31	2
Medibank Pvt Ltd.	277	1
Mirvac Group REIT	2,850	5
National Australia Bank Ltd.	308	5
Newcrest Mining Ltd.	237	4
Northern Star Resources Ltd.	98	1
Oil Search Ltd.	136	1
OneMarket Ltd. (d)	75	—	@
Orica Ltd.	38	—	@
Origin Energy Ltd. (d)	176	1
Qantas Airways Ltd.	49	—	@
QBE Insurance Group Ltd.	146	1
Ramsay Health Care Ltd.	14	1
REA Group Ltd.	6	—	@
Regis Resources Ltd.	101	—	@
Resolute Mining Ltd.	193	—	@
Rio Tinto Ltd.	41	2
Santos Ltd.	181	1
Saracen Mineral Holdings Ltd. (d)	148	—	@
Scentre Group REIT	3,957	11
Seek Ltd.	33	—	@
Shopping Centres Australasia Property Group REIT	785	1
Sonic Healthcare Ltd.	40	1
South32 Ltd.	523	1
Spark Infrastructure Group	1,725	3
St. Barbara Ltd.	109	—	@
Stockland REIT	1,937	5
Suncorp Group Ltd.	129	1
Sydney Airport	1,250	6
Tabcorp Holdings Ltd.	199	1
Telstra Corp., Ltd.	427	1
TPG Telecom Ltd.	34	—	@
Transurban Group	2,263	19
Treasury Wine Estates Ltd.	74	1
Vicinity Centres REIT	2,538	5
Vocus Group Ltd. (d)	53	—	@
Wesfarmers Ltd.	113	3
Westpac Banking Corp.	346	6
Woodside Petroleum Ltd.	76	2
Woolworths Group Ltd.	132	3
		172
Austria (0.1%)
CA Immobilien Anlagen AG	48	2
Erste Group Bank AG (d)	8	—	@
Raiffeisen Bank International AG	505	13
		15
Belgium (0.1%)
Aedifica SA REIT	9	1
Anheuser-Busch InBev SA N.V.	122	8

Befimmo SA REIT	13	1
Cofinimmo SA REIT	14	2
Elia System Operator SA	30	2
Intervest Offices & Warehouses N.V. REIT	10	—	@
KBC Group N.V.	65	4
Leasinvest Real Estate SCA REIT	1	—	@
Warehouses De Pauw CVA REIT	11	1
Wereldhave Belgium N.V. REIT	1	—	@
		19
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	2

Canada (2.1%)
Agnico Eagle Mines Ltd.	43	2
Alamos Gold, Inc., Class A	69	—	@
Alimentation Couche-Tard, Inc., Class B	92	5
ARC Resources Ltd.	92	1
Artis Real Estate Investment Trust REIT	100	1
Asanko Gold, Inc. (d)	39	—	@
B2Gold Corp. (d)	172	1
Bank of Montreal	192	13
Bank of Nova Scotia (The)	284	14
Barrick Gold Corp.	275	4
Blackberry Ltd. (d)	92	1
Brookfield Asset Management, Inc., Class A	92	4
Brookfield Business Partners LP	2	—	@
Cameco Corp.	92	1
Canadian Apartment Properties REIT	100	3
Canadian Imperial Bank of Commerce	92	7
Canadian National Railway Co.	92	7
Canadian Natural Resources Ltd.	184	4
Cenovus Energy, Inc.	92	1
Centerra Gold, Inc. (d)	47	—	@
Chartwell Retirement Residences REIT (Units) (e)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Detour Gold Corp. (d)	33	—	@
Dream Global Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	2
Eldorado Gold Corp. (d)	32	—	@
Enbridge, Inc.	731	23
Enbridge, Inc.	1,065	33
Encana Corp.	184	1
Endeavour Mining Corp. (d)	14	—	@
First Capital Realty, Inc.	100	1
First Majestic Silver Corp. (d)	30	—	@
First Quantum Minerals Ltd.	92	1
Fortis, Inc.	492	16
Fortuna Silver Mines, Inc. (d)	34	—	@
Franco-Nevada Corp.	37	3
Goldcorp, Inc.	352	3
Guyana Goldfields, Inc. (d)	39	—	@
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc.	94	1
Hydro One Ltd.	100	1
IAMGOLD Corp. (d)	96	—	@
Imperial Oil Ltd.	92	2
Inter Pipeline Ltd.	392	6
Keyera Corp.	200	4
Kinross Gold Corp. (d)	232	1

Kirkland Lake Gold Ltd.	34	1
Magna International, Inc.	92	4
Manulife Financial Corp.	476	7
New Gold, Inc. (d)	138	—	@
Nutrien Ltd.	39	2
OceanaGold Corp.	117	—	@
Osisko Gold Royalties Ltd.	23	—	@
Pan American Silver Corp.	31	—	@
Pembina Pipeline Corp.	620	18
Power Corp. of Canada	92	2
PrairieSky Royalty Ltd.	196	3
RioCan Real Estate Investment Trust REIT	200	3
Rogers Communications, Inc., Class B	92	5
Royal Bank of Canada	184	13
Sandstorm Gold Ltd. (d)	33	—	@
SEMAFO, Inc. (d)	61	—	@
Shaw Communications, Inc., Class B	192	3
SmartCentres Real Estate Investment Trust REIT	100	2
SSR Mining, Inc. (d)	21	—	@
Sun Life Financial, Inc.	92	3
Suncor Energy, Inc.	284	8
Tahoe Resources, Inc. (d)	78	—	@
Teck Resources Ltd., Class B	92	2
Torex Gold Resources, Inc. (d)	11	—	@
Toronto-Dominion Bank (The)	92	5
TransCanada Corp.	992	35
Westshore Terminals Investment Corp.	100	1
Wheaton Precious Metals Corp.	180	4
Yamana Gold, Inc.	188	—	@
		294
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (f)	2,000	2
Beijing Enterprises Holdings Ltd. (f)	500	3
Beijing Enterprises Water Group Ltd. (f)	4,000	2
China Gas Holdings Ltd. (f)	2,400	8
China Merchants Port Holdings Co., Ltd. (f)	21	—	@
Hopewell Highway Infrastructure Ltd. (f)	1,000	1
Jiangsu Expressway Co., Ltd. H Shares (f)	2,000	3
Towngas China Co., Ltd. (d)(f)	1,020	1
Zhaojin Mining Industry Co., Ltd. H Shares (f)	198	—	@
Zhejiang Expressway Co., Ltd. (f)	2,000	2
Zijin Mining Group Co., Ltd. H Shares (f)	1,096	—	@
		22
Denmark (0.2%)
AP Moller - Maersk A/S Series B	1	1
Carlsberg A/S Series B	12	1
Chr Hansen Holding A/S	11	1
Coloplast A/S Series B	13	1
Danske Bank A/S	95	2
DSV A/S	21	2
Genmab A/S (d)	6	1
ISS A/S	18	1
Novo Nordisk A/S Series B	212	10
Novozymes A/S Series B	26	1
Orsted A/S	16	1
Pandora A/S	13	1
Tryg A/S	12	—	@
Vestas Wind Systems A/S	25	2

William Demant Holding A/S (d)	13	—	@
		25
Finland (0.1%)
Citycon Oyj	264	1
Kone Oyj, Class B	72	3
Nokia Oyj	607	4
Sampo Oyj, Class A	97	4
Technopolis Oyj	95	1
UPM-Kymmene Oyj	137	3
		16
France (1.4%)
Accor SA	41	2
Aeroports de Paris (ADP)	33	6
Air Liquide SA	53	7
Airbus SE	71	7
ArcelorMittal	60	1
AXA SA	221	5
BNP Paribas SA	126	6
Capgemini SE	29	3
Carrefour SA	86	1
Cie de Saint-Gobain	71	2
Cie Generale des Etablissements Michelin SCA	29	3
Covivio REIT	24	2
Credit Agricole SA	155	2
Danone SA	80	6
Engie SA	183	3
EssilorLuxottica SA	32	4
Eutelsat Communications SA	178	3
Gecina SA REIT	27	3
Getlink SE	567	8
ICADE REIT	25	2
Kering SA	11	5
Klepierre SA REIT	139	4
L’Oreal SA	29	7
Legrand SA	52	3
LVMH Moet Hennessy Louis Vuitton SE	32	9
Mercialys SA REIT	28	—	@
Orange SA	241	4
Pernod Ricard SA	32	5
Publicis Groupe SA	34	2
Renault SA	29	2
Safran SA	52	6
Sanofi	135	12
Schneider Electric SE	69	5
SES SA	445	9
Societe de la Tour Eiffel REIT	2	—	@
Societe Generale SA	94	3
Sodexo SA	32	3
TOTAL SA	244	13
Unibail-Rodamco-Westfield REIT	80	12
Unibail-Rodamco-Westfield REIT CDI (d)	540	4
Valeo SA	45	1
Vinci SA	69	6
Vivendi SA	160	4
		195

Germany (1.1%)
Adidas AG	31	6
ADLER Real Estate AG	18	—	@
ADO Properties SA	20	1
Allianz SE (Registered)	50	10
Alstria Office AG REIT	88	1
BASF SE	100	7
Bayer AG (Registered)	91	6
Bayerische Motoren Werke AG	36	3
Commerzbank AG (d)	198	1
Continental AG	14	2
Daimler AG (Registered)	100	5
Deutsche Bank AG (Registered)	172	1
Deutsche Boerse AG	36	4
Deutsche EuroShop AG	30	1
Deutsche Post AG (Registered)	122	3
Deutsche Telekom AG (Registered)	350	6
Deutsche Wohnen SE	224	10
DIC Asset AG	29	—	@
E.ON SE	250	2
Fraport AG Frankfurt Airport Services Worldwide	38	3
Fresenius Medical Care AG & Co., KGaA	31	2
Fresenius SE & Co., KGaA	44	2
Grand City Properties SA	67	1
Hamborner AG REIT	52	1
HeidelbergCement AG	31	2
Henkel AG & Co., KGaA	19	2
Henkel AG & Co., KGaA (Preference)	25	3
Infineon Technologies AG	192	4
LEG Immobilien AG	43	5
Linde PLC (d)	33	5
Merck KGaA	28	3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22	5
Porsche Automobil Holding SE (Preference)	28	2
ProSiebenSat.1 Media SE (Registered)	44	1
RWE AG	75	2
SAP SE	100	10
Siemens AG (Registered)	89	10
TAG Immobilien AG	96	2
thyssenKrupp AG	89	2
TLG Immobilien AG	47	1
Uniper SE	25	1
Volkswagen AG (Preference)	17	3
Vonovia SE	365	17
		158
Hong Kong (1.0%)
Champion REIT	12,000	8
CK Asset Holdings Ltd.	2,000	15
Fortune Real Estate Investment Trust REIT	1,000	1
Great Eagle Holdings Ltd.	2,043	9
Hanergy Thin Film Power Group Ltd. (d)(g)(h)	2,000	—	@
Hang Lung Group Ltd.	1,000	2
Hang Lung Properties Ltd.	1,000	2
Henderson Land Development Co., Ltd.	1,210	6
Hong Kong & China Gas Co., Ltd.	9,376	19
Hongkong & Shanghai Hotels Ltd. (The)	4,245	6
Hongkong Land Holdings Ltd.	600	4
Hopewell Holdings Ltd.	2,000	9

I-CABLE Communications Ltd. (d)	766	—	@
Johnson Electric Holdings Ltd.	1,500	3
Kerry Properties Ltd.	500	2
Kowloon Development Co., Ltd. REIT	7,000	7
Link REIT	1,000	10
New World Development Co., Ltd.	3,593	5
Polytec Asset Holdings Ltd.	700	—	@
Sino Land Co., Ltd.	2,233	4
Stella International Holdings Ltd.	2,000	2
Sun Hung Kai Properties Ltd.	1,000	14
Swire Properties Ltd.	600	2
Wharf Holdings Ltd. (The)	1,000	3
Wharf Real Estate Investment Co., Ltd.	1,000	6
		139
Ireland (0.0%)
Bank of Ireland Group PLC	195	1
Green REIT PLC	457	1
Hibernia REIT PLC	461	1
Irish Residential Properties PLC REIT	238	—	@
Kerry Group PLC, Class A	30	3
		6
Italy (0.5%)
ACEA SpA	46	1
Assicurazioni Generali SpA	178	3
Atlantia SpA	575	12
Beni Stabili SpA SIIQ REIT	707	1
Enel SpA	941	5
Eni SpA	348	5
Ferrari N.V.	14	1
Fiat Chrysler Automobiles N.V. (d)	132	2
Immobiliare Grande Distribuzione SIIQ SpA REIT	24	—	@
Infrastrutture Wireless Italiane SpA	246	2
Intesa Sanpaolo SpA	2,065	5
Italgas SpA	597	3
Luxottica Group SpA	37	2
Mediobanca Banca di Credito Finanziario SpA	16	—	@
Rizzoli Corriere Della Sera Mediagroup SpA (d)	11	—	@
Snam SpA	2,931	13
Societa Iniziative Autostradali e Servizi SpA	69	1
Telecom Italia SpA (d)	1,781	1
Terna Rete Elettrica Nazionale SpA	1,447	8
UniCredit SpA	269	3
		68
Japan (0.8%)
Advance Residence Investment Corp. REIT	1	3
AEON Investment Corp. REIT	1	1
Aeon Mall Co., Ltd.	100	2
Aozora Bank Ltd.	2	—	@
Bank of Kyoto Ltd. (The)	1	—	@
Chiba Bank Ltd. (The)	12	—	@
Concordia Financial Group Ltd.	21	—	@
Daiwa House Investment Corp. REIT	1	2
Fukuoka Financial Group, Inc.	2	—	@
GLP J-REIT	1	1
Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1

Japan Airport Terminal Co., Ltd.	100	4
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp.	2	1
Japan Post Bank Co., Ltd.	8	—	@
Japan Real Estate Investment Corp. REIT	1	6
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
Mebuki Financial Group, Inc.	16	—	@
Mitsubishi Estate Co., Ltd.	1,300	20
Mitsui Fudosan Co., Ltd.	1,300	29
Mizuho Financial Group, Inc.	663	1
Mori Hills Investment Corp. REIT	1	1
Mori Trust Sogo Reit, Inc.	1	2
Nippon Building Fund, Inc. REIT	1	6
Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	100	2
Nomura Real Estate Master Fund, Inc. REIT	3	4
Orix, Inc. J-REIT	1	2
Premier Investment Corp. REIT	1	1
Resona Holdings, Inc.	40	—	@
Sekisui House Reit, Inc. REIT	1	1
Seven Bank Ltd.	11	—	@
Shinsei Bank Ltd.	3	—	@
Shizuoka Bank Ltd. (The)	9	—	@
Sumitomo Mitsui Financial Group, Inc.	26	1
Sumitomo Mitsui Trust Holdings, Inc.	6	—	@
Suruga Bank Ltd.	3	—	@
Tokyo Gas Co., Ltd.	400	10
Tokyo Tatemono Co., Ltd.	100	1
United Urban Investment Corp. REIT	2	3
Yamaguchi Financial Group, Inc.	4	—	@
		113
Netherlands (0.4%)
Aegon N.V.	318	2
Akzo Nobel N.V.	49	4
ASML Holding N.V.	39	6
Eurocommercial Properties N.V. CVA REIT	29	1
Heineken N.V.	39	3
ING Groep N.V.	474	5
Koninklijke Ahold Delhaize N.V.	165	4
Koninklijke KPN N.V.	606	2
Koninklijke Philips N.V.	150	5
Koninklijke Vopak N.V.	68	3
Unilever N.V. CVA	196	11
Vastned Retail N.V. REIT	13	—	@
Wereldhave N.V. REIT	27	1
Wolters Kluwer N.V.	85	5
		52
New Zealand (0.1%)
Auckland International Airport Ltd.	1,063	5
Contact Energy Ltd.	93	—	@
Fletcher Building Ltd. (d)	88	—	@
Kiwi Property Group Ltd.	864	1
Mercury NZ Ltd.	90	—	@
Meridian Energy Ltd.	167	1
Ryman Healthcare Ltd.	49	—	@

Spark New Zealand Ltd.	232	1
		8
Norway (0.0%)
DNB ASA	26	—	@
Entra ASA	63	1
Norwegian Property ASA	110	—	@
		1
Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	31	1

Poland (0.6%)
Alior Bank SA (d)	205	3
Bank Handlowy w Warszawie SA	72	1
Bank Millennium SA (d)	1,174	3
Bank Polska Kasa Opieki SA	1,000	29
mBank SA	26	3
Powszechna Kasa Oszczednosci Bank Polski SA	3,513	37
Santander Bank Polska SA	89	9
		85
Portugal (0.0%)
EDP - Energias de Portugal SA	816	3

Singapore (0.3%)
Ascendas Real Estate Investment Trust REIT	1,800	3
CapitaLand Commercial Trust REIT	1,600	2
CapitaLand Ltd.	2,100	5
CapitaLand Mall Trust REIT	2,100	4
CDL Hospitality Trusts REIT	300	—	@
City Developments Ltd.	400	2
ComfortDelGro Corp., Ltd.	200	—	@
DBS Group Holdings Ltd.	200	3
Genting Singapore Ltd.	700	1
Golden Agri-Resources Ltd.	800	—	@
Hutchison Port Holdings Trust (Units) (e)	5,900	1
Keppel REIT	1,300	1
Keppel Corp., Ltd.	200	1
Mapletree Commercial Trust REIT	1,300	2
Mapletree Industrial Trust REIT	900	1
Mapletree Logistics Trust REIT	1,000	1
Oversea-Chinese Banking Corp., Ltd.	400	3
SATS Ltd.	100	—	@
Sembcorp Industries Ltd.	100	—	@
Singapore Airlines Ltd.	100	1
Singapore Exchange Ltd.	100	1
Singapore Technologies Engineering Ltd.	200	1
Singapore Telecommunications Ltd.	900	2
StarHub Ltd.	100	—	@
Suntec Real Estate Investment Trust REIT	1,900	3
United Overseas Bank Ltd.	100	2
UOL Group Ltd.	400	2
Wilmar International Ltd.	200	—	@
Yangzijiang Shipbuilding Holdings Ltd.	200	—	@
		42
South Africa (0.0%)
AngloGold Ashanti Ltd.	63	1

Gold Fields Ltd.	148	1
Harmony Gold Mining Co. Ltd. (d)	66	—	@
Sibanye Gold Ltd. (d)	253	—	@
		2
Spain (0.6%)
Aena SME SA	76	12
Amadeus IT Group SA	85	6
Banco Bilbao Vizcaya Argentaria SA	918	5
Banco de Sabadell SA	937	1
Banco Santander SA	1,741	8
CaixaBank SA	521	2
Cellnex Telecom SA	159	4
Enagas SA	233	6
Ferrovial SA	556	11
Iberdrola SA	931	7
Industria de Diseno Textil SA	148	4
Inmobiliaria Colonial Socimi SA REIT	157	1
Lar Espana Real Estate Socimi SA REIT	58	1
Merlin Properties Socimi SA REIT	220	3
Red Electrica Corp., SA	444	10
Repsol SA	239	4
Telefonica SA	610	5
		90
Sweden (0.1%)
Castellum AB	178	3
Dios Fastigheter AB	32	—	@
Fabege AB	180	2
Fastighets AB Balder (d)	63	2
Hembla AB (d)	30	1
Hemfosa Fastigheter AB	63	1
Hufvudstaden AB, Class A	75	1
Klovern AB, Class B	373	—	@
Kungsleden AB	106	1
Nordea Bank Abp	78	1
Nyfosa AB (d)	63	—	@
Pandox AB	35	1
Skandinaviska Enskilda Banken AB, Class A	41	—	@
Svenska Handelsbanken AB, Class A	39	—	@
Swedbank AB, Class A	23	1
Wallenstam AB, Class B	133	1
Wihlborgs Fastigheter AB	88	1
		16
Switzerland (0.8%)
ABB Ltd. (Registered)	189	4
Adecco Group AG (Registered)	17	1
Allreal Holding AG (Registered) (d)	6	1
Aryzta AG (d)	7	—	@
Baloise Holding AG (Registered)	6	1
Cie Financiere Richemont SA (Registered)	53	3
Credit Suisse Group AG (Registered) (d)	196	2
Dufry AG (Registered) (d)	5	—	@
EMS-Chemie Holding AG (Registered)	1	1
Flughafen Zurich AG (Registered) (Registered)	20	3
Geberit AG (Registered)	4	2
Givaudan SA (Registered)	1	2
Idorsia Ltd. (d)	9	—	@

Julius Baer Group Ltd. (d)	22	1
Kuehne & Nagel International AG (Registered)	6	1
LafargeHolcim Ltd. (Registered) (d)	46	2
Lonza Group AG (Registered) (d)	7	2
Mobimo Holding AG (Registered)	3	1
Nestle SA (Registered)	313	25
Novartis AG (Registered)	224	19
Pargesa Holding SA	4	—	@
Partners Group Holding AG	2	1
PSP Swiss Property AG (Registered)	27	3
Roche Holding AG (Genusschein)	70	17
Schindler Holding AG	5	1
Schindler Holding AG (Registered)	2	—	@
SGS SA (Registered)	1	2
Sonova Holding AG (Registered)	6	1
Swatch Group AG (The)	4	1
Swatch Group AG (The) (Registered)	6	—	@
Swiss Life Holding AG (Registered) (d)	4	2
Swiss Prime Site AG (Registered) (d)	50	4
Swiss Re AG	33	3
Swisscom AG (Registered)	3	1
UBS Group AG (Registered) (d)	369	5
Zurich Insurance Group AG	15	5
		117
United Kingdom (2.2%)
Assura PLC REIT	1,108	1
AstraZeneca PLC	153	11
Aviva PLC	654	3
BAE Systems PLC	862	5
Barclays PLC	2,178	4
BHP Group PLC	288	6
Big Yellow Group PLC REIT	96	1
BP PLC	2,261	14
British American Tobacco PLC	229	7
British Land Co., PLC (The) REIT	692	5
BT Group PLC	1,180	4
Capital & Counties Properties PLC	500	1
Capital & Regional PLC REIT	358	—	@
Centamin PLC	231	—	@
Compass Group PLC	434	9
Daejan Holdings PLC	3	—	@
Derwent London PLC REIT	67	2
Diageo PLC	325	12
Empiric Student Property PLC REIT	340	—	@
Ferguson PLC	93	6
GlaxoSmithKline PLC	585	11
Glencore PLC (d)	1,509	6
Grainger PLC	277	1
Great Portland Estates PLC REIT	189	2
Hammerson PLC REIT	538	2
Hansteen Holdings PLC REIT	500	1
Helical PLC	67	—	@
HSBC Holdings PLC	2,152	18
Imperial Brands PLC	153	5
Intu Properties PLC REIT	590	1
Land Securities Group PLC REIT	496	5
Lloyds Banking Group PLC	7,277	5
LondonMetric Property PLC REIT	393	1
National Grid PLC	4,387	42

NewRiver PLC REIT	157	—	@
Next PLC	43	2
Pennon Group PLC	421	4
Primary Health Properties PLC REIT	380	1
Prudential PLC	427	8
Randgold Resources Ltd.	16	1
RDI REIT PLC	801	—	@
Reckitt Benckiser Group PLC	95	7
Regional Ltd. REIT	152	—	@
RELX PLC (d)	211	4
Rio Tinto PLC	172	8
Rolls-Royce Holdings PLC (d)	281	3
Royal Dutch Shell PLC, Class A	885	26
Safestore Holdings PLC REIT	139	1
Schroder Real Estate Investment Trust Ltd. REIT	349	—	@
Segro PLC REIT	558	4
Severn Trent PLC	244	6
Shaftesbury PLC REIT	160	2
Shire PLC	77	4
Target Healthcare Ltd. REIT	162	—	@
Taylor Wimpey PLC	1,310	2
Tesco PLC	1,085	3
Tritax Big Box PLC REIT	738	1
Unilever PLC	202	11
UNITE Group PLC (The) REIT	149	2
United Utilities Group PLC	701	7
Vodafone Group PLC	3,183	6
Workspace Group PLC REIT	80	1
WPP PLC	350	4
		309
United States (4.2%)
American Campus Communities, Inc. REIT	100	4
American Tower Corp. REIT	200	32
American Water Works Co., Inc.	100	9
Apartment Investment & Management Co., Class A REIT	100	4
Apple Hospitality, Inc. REIT	100	1
Aqua America, Inc.	100	3
Atmos Energy Corp.	100	9
Boston Properties, Inc. REIT	100	11
Brookfield Property Partners LP (d)	112	2
Capital One Financial Corp.	486	37
CenterPoint Energy, Inc.	100	3
Cheniere Energy, Inc. (d)	100	6
Coeur Mining, Inc. (d)	36	—	@
Columbia Property Trust, Inc. REIT	100	2
Consolidated Edison, Inc.	100	8
Cousins Properties, Inc. REIT	100	1
Crown Castle International Corp. REIT	100	11
DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	100	11
Discover Financial Services	721	43
Douglas Emmett, Inc. REIT	100	3
DR Horton, Inc.	709	25
Eagle Materials, Inc.	43	3
Edison International	100	6
EnLink Midstream LLC (Units) (e)	100	1
Equity Commonwealth REIT	100	3
Equity Residential REIT	100	7
Eversource Energy	100	7

Extra Space Storage, Inc. REIT	100	9
Fidelity National Financial, Inc.	235	7
First American Financial Corp.	96	4
Franklin Street Properties Corp. REIT	100	1
Healthcare Realty Trust, Inc. REIT	100	3
Healthcare Trust of America, Inc., Class A REIT	100	3
Hecla Mining Co.	87	—	@
Highwoods Properties, Inc. REIT	100	4
Hospitality Properties Trust REIT	100	2
Host Hotels & Resorts, Inc. REIT	100	2
Investors Real Estate Trust REIT	10	—	@
JBG SMITH Properties REIT	50	2
KB Home	70	1
Kilroy Realty Corp. REIT	100	6
Kimco Realty Corp. REIT	100	1
Kinder Morgan, Inc.	700	11
Lennar Corp., Class A	549	21
Lexington Realty Trust REIT	100	1
Liberty Property Trust REIT	100	4
Louisiana-Pacific Corp.	121	3
M/I Homes, Inc. (d)	24	1
Macerich Co. (The) REIT	100	4
Martin Marietta Materials, Inc.	53	9
Masco Corp.	264	8
McEwen Mining, Inc.	47	—	@
MDC Holdings, Inc.	39	1
Meritage Homes Corp. (d)	33	1
MGIC Investment Corp. (d)	320	3
Mohawk Industries, Inc. (d)	55	6
New Jersey Resources Corp.	100	5
New York REIT, Inc. REIT (d)(g)	10	—	@
Newmont Mining Corp.	102	4
NiSource, Inc.	100	3
NVR, Inc. (d)	3	7
ONEOK, Inc.	100	5
Owens Corning	93	4
Paramount Group, Inc. REIT	100	1
Pebblebrook Hotel Trust REIT	56	2
PG&E Corp. (d)	100	2
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
Public Storage REIT	100	20
Pulte Group, Inc.	225	6
Realty Income Corp. REIT	100	6
Retail Opportunity Investments Corp. REIT	100	2
Retail Value, Inc. REIT	10	—	@
RLJ Lodging Trust REIT	36	1
Royal Gold, Inc.	13	1
Sabra Health Care, Inc. REIT	28	—	@
SBA Communications Corp. REIT (d)	100	16
Scotts Miracle-Gro Co. (The), Class A	37	2
Sempra Energy	100	11
Senior Housing Properties Trust REIT	100	1
Simon Property Group, Inc. REIT	100	17
SITE Centers Corp. REIT	100	1
Skyline Champion Corp.	19	—	@
SL Green Realty Corp. REIT	100	8
Spirit MTA REIT REIT	20	—	@
Spirit Realty Capital, Inc. REIT	20	1
Stewart Information Services Corp.	18	1
STORE Capital Corp. REIT	100	3

Synchrony Financial	1,526	36
Targa Resources Corp.	100	4
Toll Brothers, Inc.	123	4
UDR, Inc. REIT	100	4
Universal Forest Products, Inc.	54	1
VEREIT, Inc. REIT	100	1
Vornado Realty Trust REIT	100	6
Vulcan Materials Co.	215	21
Washington Prime Group, Inc. REIT	100	—	@
Watsco, Inc.	27	4
Weingarten Realty Investors REIT	100	2
Welltower, Inc. REIT	100	7
Williams Cos., Inc. (The)	200	4
Xenia Hotels & Resorts, Inc. REIT	100	2
		601
Total Common Stocks (Cost $2,583)		2,571

Investment Companies (8.1%)
United Kingdom (0.0%)
HICL Infrastructure Co., Ltd. (United Kingdom)	1,498	3
Picton Property Income Ltd. (The) REIT (United Kingdom)	289	—	@
		3
United States (8.1%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (i)	54,303	500
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio (j)	76,964	656
		1,156
Total Investment Companies (Cost $1,265)		1,159

	No. of Rights
Rights (0.0%)
Austria (0.0%)
BUQOG AG (d) (Cost $1)	62	2

	Shares	Value (000)
Short-Term Investments (15.5%)
Investment Companies (12.8%)
iPATH S&P 500 VIX Short-Term Futures ETN	1,118	52
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k)	1,776,127	1,776
Total Investment Companies (Cost $1,824)		1,828

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.7%)
U.S. Treasury Bill,
2.38%, 3/21/19 (l)(m)(Cost $380)	$382	380

Total Short-Term Investments (Cost $2,204)	2,208
Total Investments (99.5%) (Cost $14,286) (n)(o)(p)(q)	14,210
Other Assets in Excess of Liabilities (0.5%)	73
Net Assets (100.0%)	$14,283

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)	Non-income producing security.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)	Security trades on the Hong Kong exchange.
(g)	Security has been deemed illiquid at December 31, 2018.
(h)

At December 31, 2018, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(i)

For the three months ended December 31, 2018, there were no transactions in Morgan Stanley Institutional Fund Trust - High Yield Portfolio, Investment Company, an affiliate of the Adviser/Administrator and Distributor. For the three months ended December 31, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in Morgan Stanley Institutional Fund Trust — High Yield Portfolio.

(j)

For the three months ended December 31, 2018, there were no transactions in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio, Investment Company, an affiliate of the Adviser/Administrator and Distributor. For the three months ended December 31, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio.

(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at December 31, 2018.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with purchase on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2018, the Fund did not engage in any cross-trade transactions.

(p)

The approximate fair value and percentage of net assets, $1,675,000 and 11.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(q)

At December 31, 2018, the aggregate cost for federal income tax purposes is approximately. The aggregate gross unrealized appreciation is approximately $624,000 and the aggregate gross unrealized depreciation is approximately $798,000, resulting in net unrealized depreciation of approximately $174,000.

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.

LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	ARS	1,115		$24	1/24/19	$(5)
JPMorgan Chase Bank NA		$33	ARS	1,392	1/24/19	3
JPMorgan Chase Bank NA	ARS	660		$16	1/24/19	(1)
JPMorgan Chase Bank NA		$23	ARS	968	1/24/19	2
JPMorgan Chase Bank NA		$16	ARS	651	1/24/19	1
State Street Bank and Trust Co.		$86	ARS	2,758	1/24/19	(15)
State Street Bank and Trust Co.		$16	ARS	521	1/24/19	(3)
State Street Bank and Trust Co.		$27	ARS	1,167	1/24/19	4
Bank of America NA	CNY	24		$3	3/14/19	(—@	)
Bank of America NA	CNY	42		$6	3/14/19	(—@	)
Bank of America NA	EUR	38		$43	3/14/19	(—@	)
Bank of America NA	PLN	113		$30	3/14/19	(—@	)
Bank of America NA	PLN	30		$8	3/14/19	(—@	)
Bank of Montreal	CAD	46		$35	3/14/19	1
Bank of Montreal		$6	HUF	1,568	3/14/19	—	@
Bank of Montreal		$37	JPY	4,164	3/14/19	1
Barclays Bank PLC	AUD	1		$1	3/14/19	—	@
Barclays Bank PLC	AUD	44		$31	3/14/19	(—@	)
Barclays Bank PLC	EUR	267		$306	3/14/19	(2)
Barclays Bank PLC		$329	GBP	260	3/14/19	3
Barclays Bank PLC		$41	JPY	4,582	3/14/19	1
Barclays Bank PLC		$40	SGD	54	3/14/19	—	@
BNP Paribas SA	EUR	37		$43	3/14/19	(—@	)
Citibank NA		$12	CZK	281	3/14/19	—	@
Citibank NA		$156	GBP	123	3/14/19	1
Citibank NA		$4	ILS	14	3/14/19	—	@
Citibank NA		$1	JPY	121	3/14/19	—	@
Citibank NA		$21	THB	697	3/14/19	—	@
Citibank NA		$3	TRY	15	3/14/19	—	@
Commonwealth Bank of Australia	EUR	50		$57	3/14/19	(—@	)
Commonwealth Bank of Australia		$69	GBP	55	3/14/19	1
Goldman Sachs International	EUR	78		$89	3/14/19	(1)
Goldman Sachs International	EUR	28		$32	3/14/19	(—@	)
Goldman Sachs International	EUR	44		$50	3/14/19	(—@	)
Goldman Sachs International	GBP	62		$79	3/14/19	(—@	)
Goldman Sachs International	HKD	146		$19	3/14/19	—	@
Goldman Sachs International	JPY	4,561		$42	3/14/19	(—@	)
Goldman Sachs International		$2	CHF	2	3/14/19	—	@
Goldman Sachs International		$34	EUR	30	3/14/19	—	@
Goldman Sachs International		$15	HKD	116	3/14/19	(—@	)
Goldman Sachs International		$1	HUF	230	3/14/19	—	@
Goldman Sachs International		$37	JPY	4,182	3/14/19	1
Goldman Sachs International	ZAR	649		$45	3/14/19	—	@
JPMorgan Chase Bank NA	ARS	369		$9	3/14/19	(—@	)
JPMorgan Chase Bank NA	AUD	2		$1	3/14/19	—	@
JPMorgan Chase Bank NA	BRL	13		$3	3/14/19	(—@	)
JPMorgan Chase Bank NA	CAD	28		$21	3/14/19	—	@
JPMorgan Chase Bank NA	CAD	16		$12	3/14/19	—	@
JPMorgan Chase Bank NA	CLP	12,221		$18	3/14/19	—	@
JPMorgan Chase Bank NA	COP	57,924		$18	3/14/19	—	@
JPMorgan Chase Bank NA	IDR	495,022		$34	3/14/19	(—@	)
JPMorgan Chase Bank NA	MXN	84		$4	3/14/19	(—@	)
JPMorgan Chase Bank NA	PHP	9,563		$181	3/14/19	—	@

JPMorgan Chase Bank NA		$9	ARS	374	3/14/19	—	@
JPMorgan Chase Bank NA		$10	CHF	10	3/14/19	—	@
JPMorgan Chase Bank NA		$8	CNY	52	3/14/19	—	@
JPMorgan Chase Bank NA		$29	GBP	23	3/14/19	—	@
JPMorgan Chase Bank NA		$9	GBP	7	3/14/19	—	@
JPMorgan Chase Bank NA		$12	INR	872	3/14/19	—	@
JPMorgan Chase Bank NA		$24	JPY	2,680	3/14/19	1
JPMorgan Chase Bank NA		$62	KRW	70,036	3/14/19	1
JPMorgan Chase Bank NA		$50	MXN	1,018	3/14/19	1
JPMorgan Chase Bank NA		$10	PHP	522	3/14/19	(—@	)
JPMorgan Chase Bank NA		$16	RUB	1,070	3/14/19	(1)
JPMorgan Chase Bank NA		$33	TWD	998	3/14/19	—	@
JPMorgan Chase Bank NA	ZAR	499		$35	3/14/19	—	@
State Street Bank and Trust Co.	AUD	2		$1	3/14/19	—	@
State Street Bank and Trust Co.		$2	GBP	2	3/14/19	—	@
UBS AG	DKK	17		$3	3/14/19	(—@	)
UBS AG	EUR	26		$30	3/14/19	(—@	)
UBS AG		$6	CHF	6	3/14/19	—	@
UBS AG		$18	EUR	15	3/14/19	(—@	)
UBS AG		$115	GBP	91	3/14/19	1
UBS AG		$14	JPY	1,590	3/14/19	—	@
UBS AG		$9	NOK	81	3/14/19	—	@
UBS AG		$51	SEK	463	3/14/19	1
Australia and New Zealand Banking Group	NZD	94		$63	3/28/19	(—@	)
Bank of America NA		$160	EUR	139	3/28/19	1
Bank of America NA		$11	SGD	15	3/28/19	—	@
Bank of America NA		$19	THB	625	3/28/19	—	@
Citibank NA	AUD	21		$15	3/28/19	—	@
Citibank NA	CAD	6		$4	3/28/19	—	@
Citibank NA	PLN	126		$34	3/28/19	(—@	)
JPMorgan Chase Bank NA	NOK	37		$4	3/28/19	(—@	)
JPMorgan Chase Bank NA		$6	DKK	40	3/28/19	(—@	)
JPMorgan Chase Bank NA		$19	IDR	276,808	3/28/19	—	@
JPMorgan Chase Bank NA		$137	JPY	15,117	3/28/19	2
JPMorgan Chase Bank NA		$94	KRW	105,013	3/28/19	1
JPMorgan Chase Bank NA		$21	SEK	190	3/28/19	1
Royal Bank of Canada	CAD	10		$7	3/28/19	—	@
Royal Bank of Canada	EUR	7		$7	3/28/19	(—@	)
Royal Bank of Canada		$151	GBP	119	3/28/19	1
Royal Bank of Canada		$36	JPY	3,961	3/28/19	—	@
UBS AG	AUD	101		$72	3/28/19	1
UBS AG	MXN	61		$3	3/28/19	(—@	)
UBS AG		$44	CHF	43	3/28/19	—	@
JPMorgan Chase Bank NA		$185	BRL	788	5/16/19	16
JPMorgan Chase Bank NA		$134	BRL	565	5/16/19	10
JPMorgan Chase Bank NA		$235	BRL	901	5/16/19	(5)
JPMorgan Chase Bank NA		$22	BRL	81	5/16/19	(1)
JPMorgan Chase Bank NA		$191	BRL	716	5/16/19	(8)
State Street Bank and Trust Co.	BRL	2,209		$572	5/16/19	7
State Street Bank and Trust Co.	BRL	829		$214	5/16/19	2
State Street Bank and Trust Co.	BRL	857		$221	5/16/19	2
State Street Bank and Trust Co.	BRL	71		$18	5/16/19	(—@	)
State Street Bank and Trust Co.		$22	BRL	87	5/16/19	(—@	)
State Street Bank and Trust Co.		$196	BRL	749	5/16/19	(5)
State Street Bank and Trust Co.		$14	BRL	58	5/16/19	1
JPMorgan Chase Bank NA	CNH	3,860		$578	6/20/19	17
JPMorgan Chase Bank NA	CNH	93		$14	6/20/19	—	@
JPMorgan Chase Bank NA	CNH	127		$19	6/20/19	—	@
JPMorgan Chase Bank NA		$582	CNH	4,079	6/20/19	11
JPMorgan Chase Bank NA		$90	CNY	620	10/17/19	1

JPMorgan Chase Bank NA	CNH	6,080		$866	10/17/19	(18)
JPMorgan Chase Bank NA	CNH	4,079		$581	10/17/19	(13)
JPMorgan Chase Bank NA		$21	CNH	148	10/17/19	1
						$21

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	1	Feb-19	—	@	$128	$5
Euro Stoxx 50 (Germany)	10	Mar-19	—	@	341	(10)
MSCI Emerging Market E Mini (United States)	8	Mar-19	—	@	387	(10)
NIKKEI 225 Index (Japan)	2	Mar-19	1		181	(6)
OMXS 30 (Sweden)	2	Jan-19	—	@	32	(2)
S&P 500 E Mini Index (United States)	17	Mar-19	1		2,129	(98)
U.S. Treasury 10 yr. Note (United States)	4	Mar-19	400		488	12
U.S. Treasury 10 yr. Ultra Long Bond (United States)	2	Mar-19	200		260	9
U.S. Treasury 2 yr. Note (United States)	3	Mar-19	600		637	4

Short:
German Euro BONO (Germany)	1	Mar-19	(100)		(166)	(1)
German Euro BTP (Germany)	2	Mar-19	(200)		(293)	(10)
German Euro BTP (Germany)	2	Mar-19	(200)		(375)	(3)
						$(110)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at December 31, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	NR	Sell	5.00%	Quarterly	12/20/21	$36		$1	$1	$	(—@	)
Morgan Stanley & Co., LLC*
ITRAXX.XO.27	NR	Sell	5.00	Quarterly	6/20/22	EUR	136	12	14	(2)
								$13	$15		$(2)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)		Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	73,000	$—	@	$—	$—	@
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/ Quarterly	12/15/27	ZAR	1,655	2		—	2

Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/ Quarterly	1/4/28		852	(1)	—	(1)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/ Quarterly	1/24/28		1,250	(2)	—	(2)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.71	Quarterly/ Quarterly	4/26/28		332	(1)	—	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02	Semi-Annual/ Quarterly	6/22/28		$105	(2)	—	(2)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.34	Quarterly/ Quarterly	6/27/28	ZAR	798	1	—	1
Morgan Stanley & Co.,LLC*	3 Month LIBOR	Receive	3.21	Semi-Annual/ Quarterly	12/3/48		$55	(4)	—	(4)
								$(7)	$—	$(7)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/19	$84	(5)	$—	$(5)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.38%	Quarterly	11/20/19	89	8	—	8
JPMorgan Chase Bank NA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19	434	(3)	—	(3)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19	360	(25)	—	(25)
JPMorgan Chase Bank NA	JPM Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.15%	Quarterly	3/6/19	48	2	—	2
JPMorgan Chase Bank NA	JPM Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.15%	Quarterly	3/6/19	32	2	—	2
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	5/1/19	35	1	—	1

JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	5/1/19		23	1	—	1
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	5/1/19		50	1	—	1
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	5/1/19		55	1	—	1
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	5/1/19		120	3	—	3
JPMorgan Chase Bank NA	JPM Canada Banks Index††	Pay	3 Month CDOR plus 0.30%	Quarterly	5/8/19	CAD	187	5	—	5
JPMorgan Chase Bank NA	JPM Canada Banks Index††	Pay	3 Month CDOR plus 0.30%	Quarterly	5/8/19		88	4	—	4
JPMorgan Chase Bank NA	JPM Canada Banks Index††	Pay	3 Month CDOR plus 0.30%	Quarterly	5/8/19		125	6	—	6
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19	$68		(6)	—	(6)
JPMorgan Chase Bank NA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19		21	(2)	—	(2)
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19		23	1	—	1
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19		46	2	—	2
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19		28	1	—	1
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19		21	1	—	1

JPMorgan Chase Bank NA	MSCI China Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	11/14/19	80	—	@	—	—	@
JPMorgan Chase Bank NA	MSCI China Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	11/14/19	60	2		—	2
							$—	@	$—	$—	@

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$102	1.03%
AbbVie, Inc.	1,291	119	1.20
AES Corp.	2,315	33	0.34
Agilent Technologies, Inc.	260	18	0.18
Alexion Pharmaceuticals, Inc.	181	18	0.18
Align Technology, Inc.	58	12	0.12
Allergan PLC	271	36	0.37
Alliant Energy Corp.	810	34	0.35
Altria Group, Inc.	2,694	133	1.34
Ameren Corp.	851	56	0.56
American Electric Power Co., Inc.	1,724	129	1.30
American Water Works Co., Inc.	625	57	0.57
AmerisourceBergen Corp.	131	10	0.10
Amgen, Inc.	591	115	1.16
Anthem, Inc.	213	56	0.57
Archer-Daniels-Midland Co.	790	32	0.33
AT&T, Inc.	38,194	1,090	11.01
Baxter International, Inc.	406	27	0.27
Becton Dickinson and Co.	214	48	0.49
Biogen, Inc.	171	51	0.52
Boston Scientific Corp.	1,111	39	0.40
Bristol-Myers Squibb Co.	1,328	69	0.70
Brown-Forman Corp.	344	16	0.17
Campbell Soup Co.	272	9	0.09
Cardinal Health, Inc.	256	11	0.12
Celgene Corp.	634	41	0.41
Centene Corp.	140	16	0.16
CenterPoint Energy, Inc.	1,511	43	0.43
CenturyLink, Inc.	6,044	92	0.92
Cerner Corp.	255	13	0.14
Church & Dwight Co., Inc.	350	23	0.23
Cigna Corp.	318	60	0.61
Clorox Co. (The)	181	28	0.28
CMS Energy Corp.	989	49	0.50
Coca-Cola Co. (The)	5,391	255	2.58
Colgate-Palmolive Co.	1,237	74	0.74
Conagra Brands, Inc.	584	12	0.13
Consolidated Edison, Inc.	1,086	83	0.84
Constellation Brands, Inc.	241	39	0.39
Cooper Cos, Inc. (The)	40	10	0.10
Costco Wholesale Corp.	616	125	1.27
Coty, Inc.	662	4	0.04
CVS Health Corp.	1,653	108	1.09
Danaher Corp.	495	51	0.52
DaVita, Inc.	124	6	0.06
Dentsply Sirona, Inc.	186	7	0.07
Dominion Energy, Inc.	2,253	161	1.63
DTE Energy Co.	629	69	0.70
Duke Energy Corp.	2,454	212	2.14
Edison International	1,142	65	0.65
Edwards Lifesciences Corp.	171	26	0.26
Eli Lilly & Co.	785	91	0.92
Entergy Corp.	629	54	0.55
Estee Lauder Cos, Inc. (The)	314	41	0.41
Eversource Energy	1,111	72	0.73
Exelon Corp.	3,366	152	1.53
FirstEnergy Corp.	1,558	59	0.59
General Mills, Inc.	810	32	0.32
Gilead Sciences, Inc.	1,058	66	0.67
HCA Healthcare, Inc.	234	29	0.29
Henry Schein, Inc.	129	10	0.10
Hershey Co. (The)	198	21	0.21
Hologic, Inc.	227	9	0.09
Hormel Foods Corp.	379	16	0.16
Humana, Inc.	117	34	0.34
IDEXX Laboratories, Inc.	71	13	0.13
Illumina, Inc.	118	35	0.36
Incyte Corp.	138	9	0.09
Intuitive Surgical, Inc.	91	44	0.44
IQVIA Holdings, Inc.	123	14	0.14

JM Smucker Co. (The)	160	15	0.15
Johnson & Johnson	2,174	281	2.83
Kellogg Co.	349	20	0.20
Keurig Dr. Pepper, Inc.	255	7	0.07
Kimberly-Clark Corp.	496	57	0.57
Kraft Heinz Co. (The)	838	36	0.36
Kroger Co. (The)	1,260	35	0.35
Laboratory Corporation of America Holdings	82	10	0.10
McCormick & Co., Inc.	167	23	0.23
McKesson Corp.	170	19	0.19
Medtronic PLC	1,097	100	1.01
Merck & Co., Inc.	2,215	169	1.71
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	15	0.15
Mondelez International, Inc.	2,117	85	0.86
Monster Beverage Corp.	582	29	0.29
Mylan N.V.	434	12	0.12
NextEra Energy, Inc.	1,641	285	2.88
NiSource, Inc.	1,143	29	0.29
NRG Energy, Inc.	1,054	42	0.42
Patterson Cos, Inc.	67	1	0.01
PepsiCo, Inc.	2,006	222	2.24
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	4	0.04
Pfizer, Inc.	4,834	211	2.13
PG&E Corp.	1,798	43	0.43
Philip Morris International, Inc.	2,181	146	1.47
Pinnacle West Capital Corp.	391	33	0.34
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	329	3.33
Public Service Enterprise Group, Inc.	1,774	92	0.93
Quest Diagnostics, Inc.	110	9	0.09
Regeneron Pharmaceuticals, Inc.	62	23	0.24
ResMed, Inc.	115	13	0.13
SCANA Corp.	501	24	0.24
Sempra Energy	880	95	0.96
Southern Co. (The)	3,504	154	1.56
Stryker Corp.	261	41	0.42
Sysco Corp.	682	43	0.43
Thermo Fisher Scientific, Inc.	324	73	0.73
Tyson Foods, Inc.	406	22	0.22
UnitedHealth Group, Inc.	783	195	1.97
Universal Health Services, Inc.	72	8	0.08
Varian Medical Systems, Inc.	74	8	0.08
Verizon Communications, Inc.	25,376	1,427	14.41
Vertex Pharmaceuticals, Inc.	204	34	0.34
Walgreens Boots Alliance, Inc.	1,219	83	0.84
Walmart, Inc.	2,056	192	1.94
Waters Corp.	65	12	0.13
WEC Energy Group, Inc.	1,106	77	0.78
Xcel Energy, Inc.	1,780	88	0.89
Zimmer Biomet Holdings, Inc.	164	17	0.17
Zoetis, Inc.	398	34	0.34
Total		$9,902	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$133	1.40%
Accenture PLC	286	40	0.43
Activision Blizzard, Inc.	350	16	0.17
Acuity Brands, Inc.	49	6	0.06
Adobe Systems, Inc.	229	52	0.55
Advance Auto Parts, Inc.	72	11	0.12
Advanced Micro Devices, Inc.	373	7	0.07
Air Products & Chemicals, Inc.	897	144	1.52
Akamai Technologies, Inc.	79	5	0.05
Alaska Air Group, Inc.	144	9	0.09
Albemarle Corp.	455	35	0.37
Allegion PLC	111	9	0.09
Alliance Data Systems Corp.	22	3	0.03
Alphabet, Inc.	140	145	1.53
Alphabet, Inc.	138	144	1.53
Amazon.com, Inc.	390	586	6.20
American Airlines Group, Inc.	506	16	0.17
AMETEK, Inc.	269	18	0.19
Amphenol Corp.	141	11	0.12
Analog Devices, Inc.	170	15	0.15
ANSYS, Inc.	39	6	0.06
AO Smith Corp.	171	7	0.08
Apergy Corp.	91	2	0.03
Apple, Inc.	2,392	377	3.99
Applied Materials, Inc.	494	16	0.17
Aptiv PLC	261	16	0.17
Arconic, Inc.	493	8	0.09
Autodesk, Inc.	102	13	0.14
Automatic Data Processing, Inc.	206	27	0.29
AutoZone, Inc.	27	23	0.24
Avery Dennison Corp.	364	33	0.35
Ball Corp.	1,448	67	0.70
Best Buy Co., Inc.	260	14	0.15
Boeing Co. (The)	648	209	2.21
Booking Holdings, Inc.	48	83	0.88
BorgWarner, Inc.	194	7	0.07
Broadcom, Inc.	188	48	0.51
Cadence Design Systems, Inc.	130	6	0.06
Capri Holdings, Ltd.	148	6	0.06
CarMax, Inc.	179	11	0.12
Carnival Corp.	399	20	0.21
Caterpillar, Inc.	690	88	0.93
CBS Corp.	356	16	0.16
CF Industries Holdings, Inc.	960	42	0.44
CH Robinson Worldwide, Inc.	164	14	0.15
Charter Communications, Inc.	197	56	0.59
Chipotle Mexican Grill, Inc.	25	11	0.11
Cintas Corp.	100	17	0.18
Cisco Systems, Inc.	2,316	100	1.06
Citrix Systems, Inc.	67	7	0.07
Cognizant Technology Solutions Corp.	274	17	0.18
Comcast Corp.	4,605	157	1.66
Corning, Inc.	418	13	0.13
CSX Corp.	1,066	66	0.70
Cummins, Inc.	184	25	0.26
Darden Restaurants, Inc.	123	12	0.13
Deere & Co.	373	56	0.59
Delphi Technologies PLC	87	1	0.01
Delta Air Lines, Inc.	777	39	0.41
Discovery, Inc.	199	5	0.05
Discovery, Inc.	151	4	0.04
DISH Network Corp.	223	6	0.06
Dollar General Corp.	255	28	0.29
Dollar Tree, Inc.	232	21	0.22
Dover Corp.	182	13	0.14
DowDuPont, Inc.	9,605	514	5.44
DR Horton, Inc.	333	12	0.12
DXC Technology Co.	132	7	0.07
Eastman Chemical Co.	596	44	0.46
Eaton Corp., PLC	519	36	0.38

eBay, Inc.	461	13	0.14
Ecolab, Inc.	1,072	158	1.67
Electronic Arts, Inc.	143	11	0.12
Emerson Electric Co.	747	45	0.47
Equifax, Inc.	140	13	0.14
Expedia Group, Inc.	120	14	0.14
Expeditors International of Washington, Inc.	211	14	0.15
F5 Networks, Inc.	29	5	0.05
Facebook, Inc.	1,098	144	1.52
Fastenal Co.	336	18	0.19
FedEx Corp.	288	46	0.49
Fidelity National Information Services, Inc.	154	16	0.17
Fiserv, Inc.	194	14	0.15
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	6	0.06
Fluor Corp.	163	5	0.06
FMC Corp.	552	41	0.43
Foot Locker, Inc.	121	6	0.07
Ford Motor Co.	3,829	29	0.31
Fortive Corp.	356	24	0.25
Fortune Brands Home & Security, Inc.	180	7	0.07
Freeport-McMoRan, Inc.	5,539	57	0.60
Gap, Inc. (The)	215	6	0.06
Garmin Ltd.	109	7	0.07
Garrett Motion, Inc.	89	1	0.01
Gartner, Inc.	42	5	0.06
General Dynamics Corp.	325	51	0.54
General Electric Co.	10,102	76	0.81
General Motors Co.	1,284	43	0.45
Genuine Parts Co.	144	14	0.15
Global Payments, Inc.	71	7	0.08
Goodyear Tire & Rubber Co. (The)	246	5	0.05
H&R Block, Inc.	205	5	0.06
Hanesbrands, Inc.	357	4	0.05
Harley-Davidson, Inc.	167	6	0.06
Harris Corp.	55	7	0.08
Hasbro, Inc.	111	9	0.10
Hewlett Packard Enterprise Co.	761	10	0.11
Hilton Worldwide Holdings, Inc.	200	14	0.15
Home Depot, Inc. (The)	1,154	198	2.10
Honeywell International, Inc.	889	117	1.24
HP, Inc.	774	16	0.17
IHS Markit Ltd.	424	20	0.22
Illinois Tool Works, Inc.	361	46	0.48
Ingersoll-Rand PLC	296	27	0.29
Intel Corp.	2,176	102	1.08
International Business Machines Corp.	401	46	0.48
International Flavors & Fragrances, Inc.	325	44	0.46
International Paper Co.	1,700	69	0.73
Interpublic Group of Cos, Inc. (The)	385	8	0.08
Intuit, Inc.	113	22	0.24
Jacobs Engineering Group, Inc.	140	8	0.09
JB Hunt Transport Services, Inc.	100	9	0.10
Johnson Controls International PLC	1,088	32	0.34
Juniper Networks, Inc.	176	5	0.05
Kansas City Southern	123	12	0.12
KLA-Tencor Corp.	73	7	0.07
Kohl’s Corp.	165	11	0.12
L Brands, Inc.	244	6	0.07
L3 Technologies, Inc.	91	16	0.17
Lam Research Corp.	75	10	0.11
Leggett & Platt, Inc.	130	5	0.05
Lennar Corp.	199	8	0.08
Lennar Corp.	4	—	—	@@
LKQ Corp.	302	7	0.08
Lockheed Martin Corp.	292	76	0.81
Lowe’s Cos, Inc.	827	76	0.81
LyondellBasell Industries N.V.	1,336	111	1.18
Macy’s, Inc.	298	9	0.09
Marriott International (The)	306	33	0.35
Martin Marietta Materials, Inc.	259	45	0.47
Masco Corp.	372	11	0.12
Mastercard, Inc.	432	81	0.86
Mattel, Inc.	336	3	0.04
McDonald’s Corp.	793	141	1.49
MGM Resorts International	507	12	0.13

Microchip Technology, Inc.	108	8	0.08
Micron Technology, Inc.	516	16	0.17
Microsoft Corp.	3,567	362	3.83
Mohawk Industries, Inc.	62	7	0.08
Mosaic Co. (The)	1,445	42	0.45
Motorola Solutions, Inc.	75	9	0.09
NetApp, Inc.	125	7	0.08
Netflix, Inc.	423	113	1.20
Newell Brands, Inc.	480	9	0.09
Newmont Mining Corp.	2,195	76	0.81
News Corp.	374	4	0.04
News Corp.	119	1	0.01
Nielsen Holdings PLC	392	9	0.10
NIKE, Inc.	1,286	95	1.01
Nordstrom, Inc.	114	5	0.06
Norfolk Southern Corp.	336	50	0.53
Northrop Grumman Corp.	203	50	0.53
Norwegian Cruise Line Holdings Ltd.	174	7	0.08
Nucor Corp.	1,315	68	0.72
nVent Electric PLC	193	4	0.05
NVIDIA Corp.	278	37	0.39
Omnicom Group, Inc.	226	17	0.18
Oracle Corp.	1,399	63	0.67
O’Reilly Automotive, Inc.	86	30	0.31
PACCAR, Inc.	410	23	0.25
Packaging Corp. of America	388	32	0.34
Parker-Hannifin Corp.	155	23	0.24
Paychex, Inc.	148	10	0.10
PayPal Holdings, Inc.	523	44	0.47
Pentair PLC	193	7	0.08
Perspecta, Inc.	66	1	0.01
PPG Industries, Inc.	1,056	108	1.14
PulteGroup, Inc.	272	7	0.07
PVH Corp.	76	7	0.07
Qorvo, Inc.	59	4	0.04
QUALCOMM, Inc.	684	39	0.41
Quanta Services, Inc.	176	5	0.06
Ralph Lauren Corp.	54	6	0.06
Raytheon Co.	339	52	0.55
Red Hat, Inc.	82	14	0.15
Republic Services, Inc.	267	19	0.20
Resideo Technologies, Inc.	148	3	0.03
Robert Half International, Inc.	147	8	0.09
Rockwell Automation, Inc.	150	23	0.24
Roper Technologies, Inc.	119	32	0.34
Ross Stores, Inc.	381	32	0.34
Royal Caribbean Cruises Ltd.	168	16	0.17
salesforce.com, Inc.	316	43	0.46
Seagate Technology PLC	133	5	0.05
Sealed Air Corp.	782	27	0.29
Sherwin-Williams Co. (The)	338	133	1.41
Signet Jewelers Ltd.	59	2	0.02
Skyworks Solutions, Inc.	85	6	0.06
Snap-on, Inc.	67	10	0.10
Southwest Airlines Co.	642	30	0.32
Stanley Black & Decker, Inc.	179	21	0.23
Starbucks Corp.	1,414	91	0.96
Stericycle, Inc.	100	4	0.04
Symantec Corp.	285	5	0.06
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	9	0.10
Target Corp.	535	35	0.37
TE Connectivity Ltd.	164	12	0.13
Texas Instruments, Inc.	459	43	0.46
Textron, Inc.	309	14	0.15
Tiffany & Co.	100	8	0.09
TJX Cos, Inc. (The)	1,246	56	0.59
Total System Services, Inc.	78	6	0.07
Tractor Supply Co.	124	10	0.11
TransDigm Group, Inc.	56	19	0.20
TripAdvisor, Inc.	106	6	0.06
Twenty-First Century Fox, Inc.	1,030	50	0.52
Twenty-First Century Fox, Inc.	430	21	0.22
Ulta Beauty, Inc.	57	14	0.15
Under Armour, Inc.	181	3	0.03
Under Armour, Inc.	182	3	0.03

Union Pacific Corp.	934	129	1.37
United Continental Holdings, Inc.	302	25	0.27
United Parcel Service, Inc.	804	78	0.83
United Rentals, Inc.	99	10	0.11
United Technologies Corp.	867	92	0.98
VeriSign, Inc.	40	6	0.06
Verisk Analytics, Inc.	181	20	0.21
VF Corp.	320	23	0.24
Viacom, Inc.	345	9	0.09
Visa, Inc.	847	112	1.18
Vulcan Materials Co.	545	54	0.57
Walt Disney Co. (The)	1,511	166	1.75
Waste Management, Inc.	472	42	0.44
Western Digital Corp.	137	5	0.06
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	39	0.42
Whirlpool Corp.	71	8	0.08
WW Grainger, Inc.	61	17	0.18
Wyndham Destinations, Inc.	101	4	0.04
Wyndham Hotels & Resorts, Inc.	101	5	0.05
Wynn Resorts Ltd.	78	8	0.08
Xerox Corp.	99	2	0.02
Xilinx, Inc.	115	10	0.11
Xylem, Inc. (NY)	210	14	0.15
Yum! Brands, Inc.	338	31	0.33
Total		$9,448	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Elevators Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Elevators Index
Fujitec Co., Ltd.	17,516	$189	2.09%
Kone Oyj	99,151	4,728	52.49
Schindler Holding AG	19,910	3,944	43.79
Yungtay Engineering Co., Ltd.	75,811	147	1.63
Total		$9,008	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Luxury Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Luxury Index
Brunello Cucinelli SpA	112	$4	0.40%
Burberry Group PLC	1,410	31	3.21
Christian Dior SE	77	30	3.05
Cie Financiere Richemont SA	1,896	122	12.52
Hermes International	105	58	5.99
Hugo Boss AG	233	14	1.48
Kering SA	449	212	21.80
LVMH Moet Hennessy Louis Vuitton SE	1,256	371	38.28
Moncler SpA	840	28	2.87
Salvatore Ferragamo SpA	559	11	1.16
Swatch Group AG (The)	181	53	5.44
Tapestry, Inc.	940	32	3.27
Tod’s SpA	109	5	0.53
Total		$971	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Canada Banks Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Canada Banks Index
Bank of Montreal	503	$33	12.45%
Bank of Nova Scotia (The)	930	46	17.57
Canadian Imperial Bank of Commerce	338	25	9.54
National Bank of Canada	264	11	4.10
Royal Bank of Canada	1,130	78	29.33
Toronto-Dominion Bank (The)	1,433	71	27.01
Total		$264	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Banks Index as of December 31, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Banks Index
Bank of America Corp.	9,732	$240	25.55%
BB&T Corp.	778	34	3.59
CIT Group, Inc.	116	4	0.47
Citigroup, Inc.	2,570	134	14.26
Citizens Financial Group, Inc.	487	14	1.54
Comerica, Inc.	173	12	1.26
East West Bancorp, Inc.	145	6	0.67
Fifth Third Bancorp, Inc.	694	16	1.74
First Republic Bank	162	14	1.50
Huntington Bancshares, Inc.	1,102	13	1.40
KeyCorp	1,061	16	1.67
M&T Bank Corp.	143	20	2.18
New York Community Bancorp, Inc.	488	5	0.49
People’s United Financial, Inc.	346	5	0.53
PNC Financial Services Group, Inc. (The)	473	55	5.89
Regions Financial Corp.	1,123	15	1.60
Signature Bank	55	6	0.60
SunTrust Banks, Inc.	468	24	2.52
SVB Financial Group	53	10	1.07
US Bancorp	1,569	72	7.64
Wells Fargo & Co.	4,678	216	22.97
Zions Bancorp NA	198	8	0.86
Total		$939	100.00%

@		Value is less than $500.
@@		Index weight is less than 0.005%.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
CDOR		Canadian Dealer Offered Rate.
JIBAR		Johannesburg Interbank Agreed Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	32.7%
Other**	25.4
Short-Term Investments	16.4
U.S. Treasury Securities	11.9
Investment Companies	8.6
Banks	5.0
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $5,417,000 and net unrealized depreciation of approximately $110,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $21,000 and does not include open swap agreements with net unrealized depreciation of approximately $9,000.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (101.9%)
Aerospace & Defense (1.5%)
HEICO Corp., Class A	130,768	$8,238

Biotechnology (2.4%)
Alnylam Pharmaceuticals, Inc. (a)	45,350	3,307
Bluebird Bio, Inc. (a)	6,654	660
Editas Medicine, Inc. (a)	40,009	910
Exact Sciences Corp. (a)	89,350	5,638
Intellia Therapeutics, Inc. (a)	54,023	737
Intrexon Corp. (a)(b)	85,456	559
Moderna, Inc. (a)(b)	81,457	1,244
		13,055
Capital Markets (1.6%)
MSCI, Inc.	60,031	8,850

Commercial Services & Supplies (3.0%)
Copart, Inc. (a)	181,717	8,682
Rollins, Inc.	224,152	8,092
		16,774
Construction Materials (1.5%)
Martin Marietta Materials, Inc.	47,308	8,131

Entertainment (5.0%)
Spotify Technology SA (a)	161,949	18,381
Take-Two Interactive Software, Inc. (a)	87,149	8,971
		27,352
Health Care Equipment & Supplies (7.8%)
DexCom, Inc. (a)	239,982	28,750
LivaNova PLC (a)	57,144	5,227
Penumbra, Inc. (a)	71,498	8,737
		42,714
Health Care Providers & Services (7.0%)
Guardant Health, Inc. (a)(b)	237,023	8,910
HealthEquity, Inc. (a)	491,879	29,340
		38,250
Health Care Technology (13.8%)
Agilon Health Topco, Inc. (a)(c)(d)(e)	7,122	2,698
athenahealth, Inc. (a)	238,878	31,515
Veeva Systems, Inc., Class A (a)	462,711	41,329
		75,542
Information Technology Services (15.3%)
MongoDB, Inc. (a)(b)	398,842	33,399
Okta, Inc. (a)	281,146	17,937
Shopify, Inc., Class A (Canada) (a)	110,435	15,290
Twilio, Inc., Class A (a)	190,402	17,003
		83,629

Interactive Media & Services (16.3%)
Angi Homeservices, Inc., Class A (a)	726,955	11,682
Match Group, Inc.	237,339	10,151
Survey Monkey, Inc. (a)(d)(e) (acquisition cost - $28,952; acquired 11/25/14)	1,760,030	20,876
TripAdvisor, Inc. (a)	147,569	7,960
Twitter, Inc. (a)	1,028,249	29,552
Zillow Group, Inc., Class C (a)	294,691	9,306
		89,527
Internet & Direct Marketing Retail (8.3%)
Farfetch Ltd., Class A (a)	539,788	9,560
GrubHub, Inc. (a)	197,096	15,139
MercadoLibre, Inc.	33,465	9,800
Overstock.com, Inc. (a)(b)	242,438	3,292
Wayfair, Inc., Class A (a)	84,134	7,579
		45,370
Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	13,550	446

Software (17.5%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	124,570	11,084
Constellation Software, Inc. (Canada)	12,879	8,244
Coupa Software, Inc. (a)	497,234	31,256
Elastic N.V. (a)(b)	134,168	9,590
Guidewire Software, Inc. (a)	108,553	8,709
Splunk, Inc. (a)	85,542	8,969
Ultimate Software Group, Inc. (The) (a)	33,748	8,264
Zendesk, Inc. (a)	164,544	9,605
		95,721
Specialty Retail (0.8%)
Carvana Co. (a)(b)	139,549	4,565

Total Common Stocks (Cost $536,607)		558,164

Short-Term Investments (3.7%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	12,130,278	12,130

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (2.90%, dated 12/31/18, due 1/2/19; proceeds $916; fully collateralized by a U.S. Government obligations; 2.50% due 5/15/24; valued at $935)	$916	916
HSBC Securities USA, Inc., (2.95%, dated 12/31/18, due 1/2/19; proceeds $1,857; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 1/31/19 - 2/15/42; valued at $1,894)	1,857	1,857
		2,773
Total Securities held as Collateral on Loaned Securities (Cost $14,903)		14,903

	Shares	Value (000)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $5,492)	5,492,328	5,492
Total Short-Term Investments (Cost $20,395)		20,395
Total Investments Excluding Purchased Options (105.6%) (Cost $557,002)		578,559
Total Purchased Options Outstanding (0.1%) (Cost $1,859)		357
Total Investments (105.7%) (Cost $558,861) Including $40,123 of Securities Loaned (g)(h)		578,916
Liabilities in Excess of Other Assets (-5.7%)		(31,454)
Net Assets (100.0%)		$547,462

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2018, were approximately $40,123,000 and $40,350,000, respectively. The Fund received cash collateral of approximately $14,995,000, of which approximately $14,903,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At December 31, 2018, there was uninvested cash of approximately $92,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $25,355,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

At December 31, 2018, the Fund held a fair valued security valued at approximately $2,698,000, representing 0.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(d)	Security has been deemed illiquid at December 31, 2018.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2018 amounts to approximately $23,574,000 and represents 4.3% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2018, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2018, the Fund engaged in cross-trade purchases of approximately $1,782,000

(h)

At December 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $75,742,000 and the aggregate gross unrealized depreciation is approximately $55,687,000, resulting in net unrealized appreciation of approximately $20,055,000.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	133,395,944	133,396	$14	$579	$(565)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	129,503,174	129,503	140	631	(491)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	110,365,893	110,366	203	649	(446)

							$357	$1,859	$(1,502)

CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Software	17.0%
Other**	16.5
Interactive Media & Services	15.9
Information Technology Services	14.8
Health Care Technology	13.4
Internet & Direct Marketing Retail	8.0
Health Care Equipment & Supplies	7.6
Health Care Providers & Services	6.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.4%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.48%, 7/1/45	$150	$149

Agency Fixed Rate Mortgages (17.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 3/1/47	2,460	2,401
3.50%, 1/1/44 – 2/1/45	1,870	1,880
4.00%, 6/1/44 – 10/1/44	787	805
5.41%, 7/1/37 – 8/1/37	22	22
5.44%, 1/1/37 – 6/1/38	63	66
5.46%, 5/1/37 – 1/1/38	90	95
5.48%, 8/1/37 – 10/1/37	50	52
5.50%, 8/1/37 – 4/1/38	86	90
5.52%, 9/1/37 – 10/1/37	17	19
5.62%, 12/1/36 – 12/1/37	86	91
6.00%, 10/1/36 – 8/1/38	131	144
6.50%, 12/1/25 – 8/1/33	95	103
7.00%, 6/1/28 – 11/1/31	46	48
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 11/1/46	4,980	4,874
3.50%, 8/1/45 – 1/1/48	2,865	2,864
4.00%, 11/1/41 – 9/1/48	6,762	6,930
4.50%, 3/1/41 – 11/1/44	1,717	1,801
5.00%, 3/1/41	265	281
5.50%, 6/1/35 – 1/1/37	67	73
5.62%, 12/1/36	32	34
6.50%, 4/1/24 – 1/1/34	920	998
7.00%, 11/1/22 – 12/1/33	150	158
9.50%, 4/1/30	96	107
January TBA:
3.00%, 1/1/34 (a)	2,260	2,255
3.50%, 1/1/49 (a)	23,009	23,007
4.00%, 1/1/49 (a)	4,620	4,710
4.50%, 1/1/49 (a)	2,870	2,972
Government National Mortgage Association,
January TBA:
3.50%, 1/20/49 (a)	680	684
Various Pools:
3.50%, 11/20/40 – 7/20/46	2,560	2,577
4.00%, 8/20/41 – 3/20/43	581	601
6.50%, 5/15/40	596	680
		61,422
Asset-Backed Securities (15.2%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 3.11%, 4/25/34 (b)	954	938
American Homes 4 Rent Trust,
6.07%, 10/17/45 (c)	601	660
Avant Loans Funding Trust,
5.00%, 11/17/25 (c)	300	302
Bayview Koitere Fund Trust,
3.62%, 3/28/33 (c)	332	332

Bayview Opportunity Master Fund Trust,
3.35%, 11/28/32 (c)		226	225
3.82%, 4/28/33 (c)		331	332
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)		660	694
CAM Mortgage Trust,
3.96%, 12/1/65 (c)		544	549
Consumer Loan Underlying Bond Credit Trust,
5.21%, 7/15/25 (c)		1,136	1,146
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		23	14
Finance of America Structured Securities Trust,
6.00%, 11/25/27 (b)(c)		1,380	1,343
FREED ABS TRUST,
4.61%, 10/20/25 (c)		969	981
GCAT LLC,
3.84%, 6/25/48 (c)		816	811
4.09%, 6/26/23 (c)		896	899
Invitation Homes Trust,
4.46%, 6/17/37 (b)(c)		1,250	1,238
4.71%, 12/17/36 – 7/17/37(b)(c)		2,025	2,004
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)		510	516
MAPS Ltd.,
4.21%, 5/15/43 (c)		664	672
METAL LLC,
4.58%, 10/15/42 (c)		985	994
MFA LLC,
3.88%, 5/25/48 (c)		1,146	1,132
4.16%, 7/25/48 (c)		1,083	1,087
MFA Trust,
3.35%, 11/25/47 (c)		991	990
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (b)(c)		1,000	990
5.43%, 11/25/28 (b)(c)		1,200	1,191
New Residential Mortgage LLC,
4.69%, 5/25/23 (c)		505	509
NewDay Funding,
2.83%, 8/15/26 (b)(c)	GBP	500	628
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (c)	$547		544
4.59%, 2/25/23 (c)		965	963
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)		957	940
Ocwen Master Advance Receivables Trust,
4.53%, 8/15/50 (c)		500	501
PNMAC FMSR Issuer Trust,
4.86%, 4/25/23 (b)(c)		750	753
PNMAC GMSR Issuer Trust,
5.36%, 2/25/23 (b)(c)		500	502
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 (c)		1,294	1,284
3.33%, 12/30/32 (b)(c)		801	794
3.70%, 3/27/33 (c)		883	872
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (c)		1,186	1,191
Pretium Mortgage Credit Partners LLC,
4.13%, 8/25/33 (c)		981	980
Progress Residential Trust,
1 Month USD LIBOR + 4.22%, 6.68%, 1/17/34 (b)(c)		1,100	1,105

Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (c)	900	895
4.87%, 6/17/24 (c)	450	451
5.50%, 10/15/24 (c)	1,296	1,287
PRPM LLC,
4.00%, 8/25/23 (b)(c)	605	604
RCO Mortgage LLC,
3.38%, 8/25/22 (c)	454	452
RCO V Mortgage LLC,
4.00%, 5/25/23 (c)	966	965
4.46%, 10/25/23 (c)	1,195	1,206
RMF Buyout Issuance Trust,
5.43%, 11/25/28 (b)(c)	1,200	1,196
S-Jets Ltd.,
7.02%, 8/15/42 (c)	1,250	1,283
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (c)	600	602
4.02%, 8/25/27 (c)	200	202
SPS Servicer Advance Receivables Trust,
4.50%, 10/17/50 (c)	612	613
Stanwich Mortgage Loan Trust,
4.02%, 5/16/23 (c)	1,036	1,034
4.50%, 10/18/23 (c)	1,143	1,149
Start Ltd.,
4.09%, 5/15/43 (c)	1,150	1,141
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	1,000	1,007
5.15%, 9/17/34 (c)	600	598
5.77%, 11/17/33 (c)	630	644
Upgrade Receivables Trust,
5.17%, 11/15/24 (c)	1,500	1,509
Upstart Securitization Trust,
5.00%, 8/20/25 (c)	750	750
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (c)	397	398
VOLT LXIV LLC,
3.38%, 10/25/47 (c)	765	759
VOLT LXIX LLC,
4.70%, 8/25/48 (c)	550	552
VOLT LXV LLC,
3.75%, 4/25/48 (c)	880	874
VOLT LXVI,
4.34%, 5/25/48 (c)	914	915
VOLT LXXII LLC,
4.21%, 10/26/48 (c)	1,065	1,066
VOLT LXXIII LLC,
4.46%, 10/25/48 (c)	700	702
		54,460
Collateralized Mortgage Obligations - Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 6.70%, 12/25/26 (b)(c)	198	208
1 Month USD LIBOR + 5.05%, 7.40%, 7/25/23 (b)	160	167
1 Month USD LIBOR + 5.25%, 7.60%, 7/25/26 (b)(c)	140	149
IO
0.33%, 11/25/27 (b)	23,912	627
0.44%, 8/25/27 (b)	14,887	476
IO REMIC
1 Month USD LIBOR + 6.00% ,3.54%, 11/15/43 (b)	1,083	139
1 Month USD LIBOR + 6.05% ,3.59%, 4/15/39 (b)	789	48

IO STRIPS
7.50%, 12/15/29	28	8
Federal National Mortgage Association,
IO
1 Month USD LIBOR + 6.39% ,3.88%, 9/25/20 (b)	3,042	114
IO PAC REMIC
8.00%, 9/18/27	101	23
IO REMIC
6.00%, 7/25/33	72	17
IO STRIPS
6.50%, 9/25/29 – 12/25/29	406	62
8.00%, 4/25/24	79	9
8.50%, 10/25/25	34	6
9.00%, 11/25/26	33	6
REMIC
7.00%, 9/25/32	213	242
Government National Mortgage Association,
IO
1 Month USD LIBOR + 6.10% ,3.64%, 7/16/33 (b)	845	19
5.00%, 2/16/41	237	56
IO PAC
1 Month USD LIBOR + 6.15% ,3.68%, 10/20/41 (b)	1,404	90
		2,466
Commercial Mortgage-Backed Securities (2.8%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 4.00%, 4.13%, 12/15/31 (b)(c)	1,000	982
BBCMS Trust,
4.28%, 9/10/28 (b)(c)	1,037	1,007
BXP Trust,
5.46%, 11/15/34 (b)(c)	1,150	1,145
Citigroup Commercial Mortgage Trust,
IO
0.87%, 11/10/48 (b)	2,779	113
0.94%, 9/10/58 (b)	4,766	225
COMM Mortgage Trust,
5.27%, 8/10/46 (b)(c)	800	767
IO
0.12%, 7/10/45 (b)	13,517	57
0.89%, 10/10/47 (b)	4,393	124
1.15%, 7/15/47 (b)	3,872	141
Commercial Mortgage Pass-Through Certificates,
4.64%, 2/10/47 (b)(c)	575	539
GS Mortgage Securities Trust,
4.75%, 8/10/46 (b)(c)	500	471
IO
0.80%, 9/10/47 (b)	5,710	183
1.34%, 10/10/48 (b)	5,312	351
HMH Trust,
6.29%, 7/5/31 (c)	450	437
InTown Hotel Portfolio Trust,
4.51%, 1/15/33 (b)(c)	579	574
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (b)	6,956	149
0.80%, 12/15/49 (b)	4,452	169
1.07%, 7/15/47 (b)	10,208	296
JPMBB Commercial Mortgage Securities Trust,
4.66%, 4/15/47 (b)(c)	775	694
IO
1.02%, 8/15/47 (b)	4,272	191

WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	1,400	1,127
4.13%, 5/15/45 (b)(c)	425	401
		10,143
Corporate Bonds (37.5%)
Communications (0.2%)
Bharti Airtel International Netherlands BV,
5.35%, 5/20/24 (c)(d)	725	714

Energy (0.4%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	825	776
3.25%, 5/6/22	625	620
		1,396
Finance (15.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23 (d)	1,150	1,123
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	170
American Express Co.,
4.20%, 11/6/25	450	459
American International Group, Inc.,
4.50%, 7/16/44	550	493
4.88%, 6/1/22	375	389
AvalonBay Communities, Inc., Series G
2.95%, 5/11/26	375	357
Banco Santander SA,
5.18%, 11/19/25	600	598
Bank of America Corp.,
3.97%, 3/5/29	1,225	1,192
4.24%, 4/24/38	225	214
6.11%, 1/29/37	250	276
MTN
4.00%, 1/22/25	1,055	1,029
4.25%, 10/22/26	1,088	1,059
Bank of Montreal,
3.80%, 12/15/32	800	742
Bank of New York Mellon Corp. (The), MTN
3.65%, 2/4/24	525	526
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/23 (c)	1,530	1,528
BNP Paribas SA,
4.40%, 8/14/28 (c)	1,050	1,027
5.00%, 1/15/21	175	181
Boston Properties LP,
3.80%, 2/1/24	700	698
BPCE SA,
5.15%, 7/21/24 (c)	1,075	1,081
Brighthouse Financial, Inc., Series WI
3.70%, 6/22/27	1,175	995
Brookfield Finance LLC,
4.00%, 4/1/24	775	767
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,571

Capital One Financial Corp.,
3.30%, 10/30/24	750	710
Cigna Corp.,
3.75%, 7/15/23 (c)	725	723
Cigna Holding Co.,
3.88%, 10/15/47	500	419
Citigroup, Inc.,
3.89%, 1/10/28	1,025	990
6.68%, 9/13/43	120	142
8.13%, 7/15/39	350	487
Citizens Bank NA, MTN
2.55%, 5/13/21	250	245
Colony Capital, Inc.,
5.00%, 4/15/23	375	330
Compass Bank,
3.50%, 6/11/21	800	798
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	648
Credit Agricole SA,
3.75%, 4/24/23 (c)	1,175	1,151
3.88%, 4/15/24 (c)	500	503
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	250	244
Deutsche Bank AG,
2.70%, 7/13/20	625	608
3.95%, 2/27/23	850	801
Discover Bank,
7.00%, 4/15/20	250	260
Discover Financial Services,
3.95%, 11/6/24	750	741
Extra Space Storage LP,
3.13%, 10/1/35 (c)	250	271
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	500	515
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	615	517
Goldman Sachs Group, Inc. (The),
4.22%, 5/1/29	1,250	1,205
6.75%, 10/1/37	615	696
MTN
4.80%, 7/8/44	625	597
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (c)	475	469
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	303
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23	350	345
HSBC Holdings PLC,
4.25%, 3/14/24	1,900	1,888
HSBC USA, Inc.,
3.50%, 6/23/24	225	222
Humana, Inc.,
3.95%, 3/15/27	350	343
ING Bank N.V.,
5.80%, 9/25/23 (c)	770	805
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	596
iStar, Inc.,
5.25%, 9/15/22	300	281

Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (c)	380	380
JPMorgan Chase & Co.,
3.90%, 1/23/49	925	813
4.13%, 12/15/26	1,600	1,564
LeasePlan Corp. N.V.,
2.88%, 1/22/19 (c)	475	475
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	150	146
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	223
3.75%, 1/11/27	450	414
4.55%, 8/16/28	1,100	1,059
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	490	519
MetLife, Inc.,
5.70%, 6/15/35	175	197
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (c)	600	589
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	300	275
Nationwide Building Society,
4.30%, 3/8/29 (c)	600	565
4.36%, 8/1/24 (c)	500	490
New York Life Global Funding,
1.70%, 9/14/21 (c)	600	578
Prologis LP,
3.88%, 9/15/28	600	612
Realty Income Corp.,
3.25%, 10/15/22	400	396
3.65%, 1/15/28	650	631
REC Ltd.,
5.25%, 11/13/23 (c)	875	879
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	840
Santander UK Group Holdings PLC,
3.57%, 1/10/23	1,125	1,078
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (c)	500	494
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	350	343
Standard Chartered PLC,
3.05%, 1/15/21 (c)(d)	325	321
Swedbank AB,
2.38%, 2/27/19 (c)	525	525
Synchrony Financial,
3.95%, 12/1/27	875	738
Syngenta Finance N.V.,
4.89%, 4/24/25 (c)	975	923
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	496
Travelers Cos., Inc. (The),
3.75%, 5/15/46	275	253
UBS Group Funding Switzerland AG,
2.95%, 9/24/20 (c)	525	520
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,010
3.75%, 7/15/25	475	481

WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (c)	450	450
		54,605
Industrials (19.3%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	450	431
Amazon.com, Inc.,
2.80%, 8/22/24	1,625	1,581
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.20%, 12/1/47	475	429
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26 (c)	475	450
4.90%, 2/1/46 (c)	575	534
Apple, Inc.,
2.45%, 8/4/26	400	370
3.85%, 8/4/46	50	47
4.45%, 5/6/44	750	776
AT&T, Inc.,
4.25%, 3/1/27	1,250	1,225
4.50%, 3/9/48	625	537
4.90%, 8/15/37	300	281
5.15%, 2/15/50	400	372
Baidu, Inc.,
2.75%, 6/9/19	650	649
Bayer US Finance II LLC,
4.38%, 12/15/28 (c)	1,100	1,052
Becton Dickinson and Co.,
2.89%, 6/6/22	600	582
Booking Holdings, Inc.,
0.90%, 9/15/21	275	304
Cenovus Energy, Inc.,
4.25%, 4/15/27 (d)	625	570
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	750	708
4.91%, 7/23/25	300	299
6.48%, 10/23/45	725	748
CNH Industrial Capital LLC,
4.38%, 11/6/20	625	630
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	522
Coca-Cola Co. (The),
3.20%, 11/1/23	375	376
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	875	882
Comcast Corp.,
4.05%, 11/1/52	325	292
4.15%, 10/15/28	1,050	1,067
Conagra Brands, Inc.,
4.85%, 11/1/28	825	813
5.40%, 11/1/48	600	555
Concho Resources, Inc.,
4.85%, 8/15/48	575	552
Constellation Brands, Inc.,
4.40%, 11/15/25	850	853
Crown Castle International Corp.,
3.80%, 2/15/28	1,000	948
CSC Holdings LLC,
5.50%, 4/15/27 (c)	475	443

CVS Health Corp.,
4.30%, 3/25/28		1,250	1,224
Daimler Finance North America LLC,
2.25%, 7/31/19 (c)		700	695
Darden Restaurants, Inc.,
3.85%, 5/1/27 (d)		450	434
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (c)		975	981
Delta Air Lines, Inc.,
2.88%, 3/13/20		475	472
Dollar Tree, Inc.,
3.70%, 5/15/23		450	443
4.20%, 5/15/28		350	332
Dow Chemical Co. (The),
5.55%, 11/30/48 (c)		700	712
Eldorado Gold Corp.,
6.13%, 12/15/20 (c)		305	278
Energy Transfer Operating L.P.,
5.15%, 3/15/45		450	391
5.30%, 4/15/47		250	221
Express Scripts Holding Co.,
4.50%, 2/25/26		500	508
Exxon Mobil Corp.,
4.11%, 3/1/46		775	789
Ferguson Finance PLC,
4.50%, 10/24/28 (c)		1,000	1,001
Fiserv, Inc.,
4.20%, 10/1/28		575	575
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	388
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23		675	669
General Motors Co.,
6.60%, 4/1/36		200	195
Goldcorp, Inc.,
3.70%, 3/15/23		293	291
Halliburton Co.,
5.00%, 11/15/45		500	493
HCA, Inc.,
4.50%, 2/15/27		550	521
4.75%, 5/1/23		295	291
Heathrow Funding Ltd.,
4.88%, 7/15/23 (c)		525	542
Hilcorp Energy I LP/Hilcorp Finance Co.,
6.25%, 11/1/28 (c)		650	574
Home Depot, Inc. (The),
4.88%, 2/15/44		250	267
5.88%, 12/16/36		625	752
International Paper Co.,
4.35%, 8/15/48		450	386
J Sainsbury PLC, Series SBRY
1.25%, 11/21/19	GBP	300	395
Jaguar Land Rover Automotive PLC,
4.50%, 10/1/27 (c)(d)		$700	525
Keurig Dr. Pepper, Inc.,
4.60%, 5/25/28 (c)		1,075	1,069
Lockheed Martin Corp.,
3.10%, 1/15/23		725	719
Lowe’s Cos., Inc.,
2.50%, 4/15/26		775	690

LyondellBasell Industries N.V.,
4.63%, 2/26/55	450	381
McDonald’s Corp.,
MTN
4.60%, 5/26/45	400	391
Medtronic, Inc.,
4.63%, 3/15/45	325	342
Microsoft Corp.,
3.13%, 11/3/25	325	322
4.45%, 11/3/45	750	797
MPLX LP,
4.88%, 6/1/25	150	152
5.20%, 3/1/47	350	323
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (c)	825	748
Newell Brands, Inc.,
4.20%, 4/1/26 (d)	1,095	1,071
NOVA Chemicals Corp.,
5.25%, 8/1/23 (c)	463	439
Novartis Capital Corp.,
4.40%, 5/6/44	375	402
Nuance Communications, Inc.,
1.00%, 12/15/35	425	370
Nucor Corp.,
3.95%, 5/1/28	550	544
Nvent Finance Sarl,
3.95%, 4/15/23	775	770
NXP Semiconductors N.V.,
1.00%, 12/1/19	475	476
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (c)	450	436
Oracle Corp.,
2.95%, 5/15/25	1,906	1,825
PepsiCo, Inc.,
3.60%, 3/1/24	625	635
Rockies Express Pipeline LLC,
6.88%, 4/15/40 (c)	600	630
Shell International Finance BV,
3.25%, 5/11/25	400	395
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (c)	800	730
Southern Copper Corp.,
5.25%, 11/8/42	600	572
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (c)	2,329	2,305
Starbucks Corp.,
3.80%, 8/15/25	825	817
STMicroelectronics NV, Series B
0.25%, 7/3/24	600	605
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28 (c)	1,100	1,126
Telefonica Emisiones SA,
4.10%, 3/8/27	850	818
Telenor East Holding II AS, Series VIP
0.25%, 9/20/19	600	585
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23	75	65
6.75%, 3/1/28	425	412

Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	900	832
Total Capital International SA,
2.88%, 2/17/22	500	494
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (c)	550	505
Trimble, Inc.,
4.15%, 6/15/23	1,150	1,157
Tyson Foods, Inc.,
4.88%, 8/15/34	375	364
Union Pacific Corp.,
3.95%, 9/10/28	315	315
United Airlines Pass-Through Trust, Series A
4.00%, 10/11/27	544	543
United Technologies Corp.,
4.13%, 11/16/28	775	769
Verint Systems, Inc.,
1.50%, 6/1/21	325	316
Verizon Communications, Inc.,
4.13%, 3/16/27	350	351
4.67%, 3/15/55	375	346
Vodafone Group PLC,
4.38%, 5/30/28	750	729
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (c)	800	788
4.75%, 11/13/28 (c)	1,025	995
Walmart, Inc.,
3.63%, 12/15/47	200	185
3.70%, 6/26/28	250	254
Warner Media LLC,
3.80%, 2/15/27	400	376
Woodside Finance Ltd.,
3.70%, 9/15/26 (c)	1,650	1,523
Wyndham Destinations, Inc.,
5.40%, 4/1/24	850	814
Zillow Group, Inc.,
2.00%, 12/1/21	425	415
		69,256
Utilities (2.4%)
Calpine Corp.,
5.25%, 6/1/26 (c)	375	344
Duke Energy Carolinas LLC,
3.75%, 6/1/45	650	600
Duke Energy Corp.,
2.65%, 9/1/26	760	692
Electricite de France SA,
4.50%, 9/21/28 (c)	500	485
Enel Chile SA,
4.88%, 6/12/28	350	350
Enel Finance International N.V.,
3.63%, 5/25/27 (c)	350	309
4.25%, 9/14/23 (c)	575	563
Entergy Louisiana LLC,
3.05%, 6/1/31	525	479
ITC Holdings Corp.,
3.35%, 11/15/27	775	740
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)	1,380	1,394

Mississippi Power Co.,
3.95%, 3/30/28	825		816
Oglethorpe Power Corp.,
5.05%, 10/1/48 (c)	775		783
Southern Power Co., Series D
1.95%, 12/15/19	550		542
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (c)	775		773
			8,870
			134,841
Mortgages - Other (10.4%)
Adjustable Rate Mortgage Trust,
4.47%, 6/25/35 (b)	333		329
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.69%, 5/25/47 (b)	141		137
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 3.16%, 7/25/46 (b)	207		154
5.86%, 10/25/36	573		321
6.00%, 4/25/36	50		50
Banc of America Funding Trust,
5.25%, 7/25/37	231		220
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c)	704		643
ChaseFlex Trust,
6.00%, 2/25/37	792		554
E-MAC NL BV,
3 Month EURIBOR + 0.18%, 1.94%, 7/25/36 (b)	EUR	632	685
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.48%, 10/17/40 (b)	600		674
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.85%, 6/13/45 (b)	GBP	795	977
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.31%, 7/15/47 (b)	235		288
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 – 5/25/47		$1,603	1,554
3.50%, 5/25/45 – 5/25/47	2,724		2,700
3.88%, 5/25/45 (b)(c)	156		151
4.00%, 5/25/45	97		97
4.86%, 4/25/30 (b)	1,300		1,292
1 Month USD LIBOR + 3.30%, 5.81%, 10/25/27 (b)	400		434
1 Month USD LIBOR + 5.15%, 7.66%, 10/25/29 (b)	300		337
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (b)	EUR	427	445
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.66%, 1/19/38 (b)		$527	509
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	419	425
JP Morgan Mortgage Trust,
4.05%, 6/25/37 (b)		$161	152
6.00%, 6/25/37	138		140
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.29%, 6/17/38 (b)	EUR	781	823
Lehman Mortgage Trust,
5.50%, 11/25/35		$135	127
6.50%, 9/25/37	828		506
NRPL Trust,
4.25%, 7/25/67 (b)(c)	1,187		1,187

Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.21%, 1/15/39 (b)	GBP	300	347
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.23%, 12/15/39 (b)	EUR	800	792
RALI Trust,
5.50%, 12/25/34		$550	544
6.00%, 11/25/36	225		200
RMAC PLC,
2.20%, 6/12/46	GBP	500	617
Rochester Financing No 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.66%, 6/18/45 (b)	750		959
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 3/25/58		$6,435	6,194
3.50%, 6/25/57 – 3/25/58	4,360		4,319
4.00%, 7/25/56 (b)	450		456
4.00%, 8/25/56 (b)(c)	600		540
4.50%, 6/25/57	2,836		2,914
4.75%, 7/25/56 (b)	1,008		960
4.75%, 6/25/57 (b)(c)	400		390
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 4.36%, 5/25/47 (b)(c)	1,378		1,185
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	1,000	927
			37,255
Municipal Bonds (0.6%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		$255	326
City of New York, NY,
Series G-1
5.97%, 3/1/36	270		332
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477		582
Municipal Electric Authority of Georgia, GA,
6.64%, 4/1/57	283		299
6.66%, 4/1/57	319		356
New York City Transitional Finance Authority Future Tax Secured Revenue, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320		358
			2,253
Sovereign (6.8%)
Argentine Republic Government International Bond,
7.50%, 4/22/26	1,681		1,352
Australia Government Bond,
2.75%, 11/21/27	AUD	4,633	3,383
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/27	BRL	7,600	1,956
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		$700	641
Export-Import Bank of India,
3.88%, 2/1/28 (c)	1,786		1,678
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	12,919,000	793
8.25%, 5/15/29	13,520,000		964
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (c)		$750	757

Mexico Government International Bond,
3.60%, 1/30/25	704		673
New Zealand Government Bond,
4.50%, 4/15/27	NZD	2,550	2,009
Nigeria Government International Bond,
9.25%, 1/21/49 (c)		$245	239
Pertamina Persero PT,
6.50%, 11/7/48 (c)	900		950
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (c)	460		463
Petroleos Mexicanos,
6.38%, 1/23/45	590		477
6.50%, 1/23/29	525		490
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	15,500	4,198
South Africa Government Bond,
8.00%, 1/31/30	ZAR	26,100	1,642
Ukraine Government International Bond,
7.75%, 9/1/26		$1,261	1,078
9.75%, 11/1/28 (c)	765		719
			24,462
U.S. Agency Security (0.6%)
Federal Home Loan Bank,
3.25%, 11/16/28	2,055		2,092

U.S. Treasury Securities (7.7%)
U.S. Treasury Bond,
3.63%, 2/15/44	15,000		16,621
3.75%, 11/15/43	3,560		4,022
U.S. Treasury Bonds,
3.13%, 5/15/48	2,900		2,956
U.S. Treasury Notes,
1.75%, 9/30/19	4,100		4,073
			27,672
Total Fixed Income Securities (Cost $364,040)			357,215

	Shares		Value (000)
Short-Term Investments (9.2%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1697)	1,697,238		1,697
Investment Company (8.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $29,297)	29,296,655		29,297

	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
2.38%, 3/21/19 (f)(g) (Cost $1,665)	$1,673	1,665
Total Short-Term Investments (Cost $32,659)		32,659
Total Investments (108.6%) (Cost $396,699) Including $3,518 of Securities Loaned (h)(i)(j)		389,874
Liabilities in Excess of Other Assets (-8.6%)		(30,793)
Net Assets (100.0%)		$359,081

(a)	Security is subject to delayed delivery.
(b)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2018, were approximately $3,518,000 and $3,586,000, respectively. The Fund received cash collateral of approximately $1,697,000, which subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,889,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2018, advisory fees paid were reduced by approximately $12,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at December 31, 2018.
(g)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2018, the Fund did not engage in any cross-trade transactions.

(j)

At December 31, 2018, the aggregate cost for federal income tax purposes $396,699,000 approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,925,000 and the aggregate gross unrealized depreciation is approximately $11,527,000, resulting in net unrealized depreciation of approximately $6,602,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	NZD	2,801		$1,882	3/28/19	$(1)
Bank of America NA	EUR	4,213		$4,844	3/28/19	(18)
Barclays Bank PLC		$15	EUR	13	3/28/19	— @
BNP Paribas SA	IDR	502,634		$34	3/28/19	(—@ )
Citibank NA	AUD	2,312		$1,644	3/28/19	13
Citibank NA	PLN	12,402		$3,293	3/28/19	(28)
JPMorgan Chase Bank NA	BRL	4,700		$1,214	3/28/19	9
JPMorgan Chase Bank NA	SEK	53		$6	3/28/19	(—@ )
JPMorgan Chase Bank NA		$18	NOK	155	3/28/19	— @
Royal Bank of Canada	GBP	2,666		$3,385	3/28/19	(27)
Royal Bank of Canada	ZAR	12,835		$868	3/28/19	(15)
UBS AG	AUD	2,422		$1,724	3/28/19	16
UBS AG	MXN	615		$30	3/28/19	(1)
						$(52)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond	21	Mar-19	2,100	$1,962	$21
German Euro BTP	15	Mar-19	1,500	2,197	10
U.S. Treasury 2 yr. Note	183	Mar-19	36,600	38,853	256
U.S. Treasury 30 yr. Bond	43	Mar-19	4,300	6,278	281
U.S. Treasury 5 yr. Note	134	Mar-19	13,400	15,368	196
U.S. Treasury Ultra Bond	12	Mar-19	1,200	1,928	37

Short:
UK Long Gilt Bond	29	Mar-19	(2,900)	(4,553)	10
U.S. Treasury 10 yr. Note	82	Mar-19	(8,200)	(10,005)	(239)
					$572

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.17%	Semi-Annual/ Quarterly	5/18/28	$3,441	$(138)	$—	$(138)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26	Semi-Annual/ Quarterly	12/7/26	3,656	108	—	108
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	3,683	50	—	50
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.21	Semi-Annual/ Quarterly	12/3/48	4,450	(317)	—	(317)
							$(297)	$—	$(297)

@	–	Value is less than $500.
*	–	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	–	London Interbank Offered Rate.
AUD	–	Australian Dollar
BRL	–	Brazilian Real
EUR	–	Euro
GBP	–	British Pound
IDR	–	Indonesian Rupiah
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEK	–	Swedish Krona
USD	–	United States Dollar
ZAR	–	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	17.9%
Agency Fixed Rate Mortgages	15.8
Finance	14.1
Asset-Backed Securities	14.0
Mortgages - Other	9.6
Short-Term Investments	8.0
Other***	7.2
U.S. Treasury Securities	7.1
Sovereign	6.3
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2018.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with a value of approximately $81,144,000 and net unrealized appreciation of approximately $572,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $52,000 and does not include open swap agreements with net unrealized depreciation of approximately $297,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.9%)
Corporate Bonds (96.9%)
Communications (0.2%)
Bharti Airtel International Netherlands BV
5.35%, 5/20/24 (a)	$300	$295

Finance (36.6%)
ABN AMRO Bank N.V.
4.75%, 7/28/25 (a)	900	897
Air Lease Corp.
2.63%, 7/1/22	600	569
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	450	437
American Express Co.
4.20%, 11/6/25	1,125	1,149
American International Group, Inc.
4.50%, 7/16/44	500	448
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	625	594
Bank of America Corp.,
MTN
4.24%, 4/24/38	1,075	1,025
MTN
4.25%, 10/22/26	475	462
7.75%, 5/14/38	550	713
BNP Paribas SA
4.40%, 8/14/28 (a)	850	831
Boston Properties LP
3.65%, 2/1/26	650	630
BPCE SA
5.15%, 7/21/24 (a)	1,025	1,030
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	725	614
Brixmor Operating Partnership LP
4.13%, 6/15/26	1,150	1,115
Brookfield Finance LLC
4.00%, 4/1/24	300	297
Capital One Financial Corp.,
3.30%, 10/30/24	1,100	1,042
3.75%, 3/9/27	125	116
Cigna Corp.
4.38%, 10/15/28 (a)	510	514
Cigna Holding Co.
3.88%, 10/15/47	300	252
Citigroup, Inc.,
3.89%, 1/10/28	1,800	1,739
4.45%, 9/29/27	1,025	989
Colony Capital, Inc.
5.00%, 4/15/23	400	352
Commerzbank AG
8.13%, 9/19/23 (a)	550	604
Compass Bank
3.50%, 6/11/21	975	973
Credit Agricole SA
4.13%, 1/10/27 (a)	250	242

CubeSmart LP
3.13%, 9/1/26	300	276
Deutsche Bank AG,
3.15%, 1/22/21	625	604
3.95%, 2/27/23	100	94
Discover Bank
7.00%, 4/15/20	320	333
Discover Financial Services
3.95%, 11/6/24	1,150	1,136
Extra Space Storage LP
3.13%, 10/1/35 (a)	250	271
Federal Realty Investment Trust
3.63%, 8/1/46	225	192
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	211	177
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	575	549
6.75%, 10/1/37	950	1,075
Great-West Lifeco Finance 2018 LP
4.58%, 5/17/48 (a)	225	227
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	275	271
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	500	493
High Street Funding Trust I
4.11%, 2/15/28 (a)	850	837
HSBC Holdings PLC
4.38%, 11/23/26	1,375	1,333
HSBC USA, Inc.
3.50%, 6/23/24	100	99
Humana, Inc.,
3.95%, 3/15/27	475	465
4.80%, 3/15/47	100	100
ING Groep N.V.
4.63%, 1/6/26 (a)	350	353
JPMorgan Chase & Co.,
3.78%, 2/1/28	600	583
4.13%, 12/15/26	2,700	2,639
JPMorgan Chase Bank NA
0.00%, 12/30/20	200	206
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	175	171
Lincoln National Corp.
7.00%, 6/15/40	500	631
Lloyds Banking Group PLC,
3.57%, 11/7/28	900	802
4.38%, 3/22/28	200	190
Macquarie Bank Ltd.
6.63%, 4/7/21 (a)	365	386
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	250	234
MDC GMTN B.V.
4.50%, 11/7/28 (a)(b)	200	205
MetLife, Inc.
5.70%, 6/15/35	150	169
Nationwide Building Society,
4.30%, 3/8/29 (a)(b)	475	447
4.36%, 8/1/24 (a)	500	490
Power Finance Corp. Ltd.
6.15%, 12/6/28 (a)	520	511
Prologis LP
3.88%, 9/15/28	350	357
Realty Income Corp.
3.65%, 1/15/28	350	340

Royal Bank of Scotland Group PLC
3.88%, 9/12/23	1,075	1,032
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	572
Santander UK PLC
5.00%, 11/7/23 (a)	1,050	1,028
Spirit Realty Capital, Inc.
3.75%, 5/15/21	350	343
Synchrony Financial,
3.70%, 8/4/26	75	64
3.95%, 12/1/27	650	548
Syngenta Finance N.V.
4.89%, 4/24/25 (a)	950	899
TD Ameritrade Holding Corp.,
3.30%, 4/1/27	325	311
3.63%, 4/1/25	550	545
Wells Fargo & Co.,
3.00%, 10/23/26	900	834
MTN
4.10%, 6/3/26	275	269
		41,325
Industrials (51.1%)
21st Century Fox America, Inc.,
4.95%, 10/15/45	125	138
6.40%, 12/15/35	370	463
Akamai Technologies, Inc.
0.00%, 2/15/19	300	299
Alfa SAB de CV
5.25%, 3/25/24 (a)	400	399
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27 (a)	875	818
Amazon.com, Inc.,
2.80%, 8/22/24	375	365
4.25%, 8/22/57	425	414
American Airlines Pass-Through Trust,
3.20%, 12/15/29	225	213
4.00%, 1/15/27	469	466
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/1/47	100	90
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46 (a)	1,125	1,046
Apple, Inc.,
3.85%, 5/4/43 — 8/4/46	1,050	979
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	300	293
Ashtead Capital, Inc.,
4.13%, 8/15/25 (a)	525	483
5.25%, 8/1/26 (a)	200	194
AT&T, Inc.,
4.25%, 3/1/27	750	735
4.50%, 3/9/48	250	215
4.90%, 8/15/37	1,525	1,426
Aviation Capital Group LLC
4.38%, 1/30/24 (a)	475	476
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	325	311
BG Energy Capital PLC
5.13%, 10/15/41 (a)	320	331
Booking Holdings, Inc.
0.90%, 9/15/21 (b)	225	249
Buckeye Partners LP
4.13%, 12/1/27	300	270

Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	76
4.55%, 9/1/44	435	455
Carlisle Cos., Inc.
3.50%, 12/1/24	400	384
Celgene Corp.
4.55%, 2/20/48	500	435
Cencosud SA
6.63%, 2/12/45 (a)(b)	325	304
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	800	825
Cimarex Energy Co.
3.90%, 5/15/27	350	325
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	1,025	1,034
Comcast Corp.,
3.55%, 5/1/28	900	870
4.05%, 11/1/52	525	472
4.15%, 10/15/28	325	330
Conagra Brands, Inc.,
4.85%, 11/1/28	300	296
5.40%, 11/1/48	350	323
Concho Resources, Inc.,
3.75%, 10/1/27	275	259
4.85%, 8/15/48	275	264
ConocoPhillips Co.
4.95%, 3/15/26 (b)	200	214
Constellation Brands, Inc.
4.40%, 11/15/25	400	401
Crown Castle International Corp.
3.80%, 2/15/28	425	403
Ctrip.com International Ltd.
1.25%, 9/15/22	450	436
CVS Health Corp.,
4.30%, 3/25/28	1,475	1,445
4.78%, 3/25/38	400	384
Darden Restaurants, Inc.
3.85%, 5/1/27 (b)	475	458
Dell International LLC/EMC Corp.
8.10%, 7/15/36 (a)	525	572
Delta Air Lines, Inc.
3.63%, 3/15/22	475	465
Dollar Tree, Inc.,
4.00%, 5/15/25	850	818
4.20%, 5/15/28	20	19
Dow Chemical Co. (The)
5.55%, 11/30/48 (a)	525	534
DP World Ltd.
5.63%, 9/25/48 (a)	300	283
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	480	438
Embraer Netherlands Finance BV
5.40%, 2/1/27	330	342
Energy Transfer Operating LP
6.50%, 2/1/42	525	526
Enterprise Products Operating LLC
5.95%, 2/1/41	275	302
Express Scripts Holding Co.
4.80%, 7/15/46	125	120
Ferguson Finance PLC
4.50%, 10/24/28 (a)	425	425
Finisar Corp.
0.50%, 12/15/36	400	381
Fiserv, Inc.
4.20%, 10/1/28	275	275

Ford Motor Co.
4.75%, 1/15/43	550	426
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	475	470
General Electric Co.
4.50%, 3/11/44	100	82
General Motors Co.,
6.60%, 4/1/36	625	610
6.75%, 4/1/46	150	146
Glencore Funding LLC
3.88%, 10/27/27 (a)	825	745
Goldcorp, Inc.
5.45%, 6/9/44	225	223
Grupo Bimbo SAB de CV
3.88%, 6/27/24 (a)	400	394
Halliburton Co.
5.00%, 11/15/45	150	148
Harris Corp.
4.85%, 4/27/35	475	473
HCA, Inc.
4.50%, 2/15/27	340	322
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28 (a)	225	199
Home Depot, Inc. (The),
4.50%, 12/6/48	325	336
4.88%, 2/15/44	75	80
5.88%, 12/16/36	159	191
Intel Corp.
3.30%, 10/1/21	1,125	1,137
International Paper Co.
4.35%, 8/15/48	300	258
Jaguar Land Rover Automotive PLC
4.50%, 10/1/27 (a)(b)	400	300
Keurig Dr Pepper, Inc.
5.09%, 5/25/48 (a)(b)	150	143
Kinder Morgan Energy Partners LP
5.00%, 3/1/43	325	296
Lowe’s Cos., Inc.
2.50%, 4/15/26	575	512
LyondellBasell Industries N.V.
4.63%, 2/26/55	125	106
Marathon Petroleum Corp.
4.75%, 12/15/23 (a)	1,125	1,156
Medtronic, Inc.
4.63%, 3/15/45	125	131
Microsoft Corp.,
1.55%, 8/8/21	675	656
4.45%, 11/3/45	900	957
MPLX LP
5.20%, 3/1/47	400	369
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)	1,125	1,020
Newell Brands, Inc.,
3.85%, 4/1/23	75	74
4.20%, 4/1/26 (b)	450	440
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	615	583
Nuance Communications, Inc.
1.00%, 12/15/35	470	409
Nucor Corp.
3.95%, 5/1/28	350	346
Nvent Finance Sarl
3.95%, 4/15/23	1,075	1,068
NXP Semiconductors N.V.
1.00%, 12/1/19	250	251

Oracle Corp.,
3.80%, 11/15/37	825	773
4.50%, 7/8/44	150	151
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	450	413
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	365	388
POSCO
4.00%, 8/1/23 (a)	225	227
Rockies Express Pipeline LLC
6.88%, 4/15/40 (a)	450	472
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	525	503
Sands China Ltd.
5.40%, 8/8/28 (a)	800	774
Santos Finance Ltd.
4.13%, 9/14/27	725	649
Sigma Finance Netherlands BV
4.88%, 3/27/28 (a)(b)	200	191
Southern Copper Corp.
7.50%, 7/27/35	358	420
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
4.74%, 9/20/29 (a)	400	393
Starbucks Corp.
4.00%, 11/15/28	300	298
STMicroelectronics NV,
Series B
0.25%, 7/3/24	400	404
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	875	895
Telefonica Europe BV
8.25%, 9/15/30	609	777
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	200	195
Tencent Holdings Ltd.
3.60%, 1/19/28 (a)	675	635
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28	275	267
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)	200	203
Transurban Finance Co., Pty Ltd.
4.13%, 2/2/26 (a)	510	498
Trimble, Inc.
4.90%, 6/15/28	625	617
United Airlines Pass-Through Trust,
Class A
4.30%, 2/15/27	562	575
Vale Overseas Ltd.
6.88%, 11/21/36	68	78
Valeo SA,
Series FRT
0.00%, 6/16/21	400	360
Verint Systems, Inc.
1.50%, 6/1/21	375	365
Verizon Communications, Inc.,
4.13%, 3/16/27	300	301
4.27%, 1/15/36	1,200	1,124
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (a)	375	364
Wabtec Corp.
4.70%, 9/15/28	525	493
Walmart, Inc.
3.70%, 6/26/28	625	635

Westlake Chemical Corp.
4.38%, 11/15/47	250	210
Woodside Finance Ltd.
3.70%, 9/15/26 (a)	850	785
Wyndham Destinations, Inc.
5.40%, 4/1/24	325	311
Zillow Group, Inc.
2.00%, 12/1/21	325	317
		57,684
Technology (0.2%)
NXP BV/NXP Funding LLC
4.88%, 3/1/24 (a)	200	201

Utilities (8.8%)
Abu Dhabi National Energy Co., PJSC
4.38%, 6/22/26 (a)	625	617
Appalachian Power Co.
7.00%, 4/1/38	325	410
Black Hills Corp.,
3.15%, 1/15/27	375	352
4.35%, 5/1/33	75	75
Boston Gas Co.
4.49%, 2/15/42 (a)	125	126
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	257
Duke Energy Carolinas LLC
3.75%, 6/1/45	150	139
Duke Energy Corp.
2.65%, 9/1/26	600	546
EDP Finance BV
3.63%, 7/15/24 (a)	975	915
Electricite de France SA
4.50%, 9/21/28 (a)	475	461
Emera US Finance LP
3.55%, 6/15/26	650	617
Enel Chile SA
4.88%, 6/12/28	325	325
Enel Finance International N.V.
6.00%, 10/7/39 (a)	200	199
Enel SpA
8.75%, 9/24/73 (a)	510	523
Entergy Arkansas LLC
3.50%, 4/1/26	458	456
Entergy Louisiana LLC
3.05%, 6/1/31	75	68
ITC Holdings Corp.
3.35%, 11/15/27 (b)	525	501
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/28 (a)	275	274
Mississippi Power Co.
3.95%, 3/30/28	400	395
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	195
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	550	526
Oglethorpe Power Corp.
5.05%, 10/1/48 (a)	325	328
Southern California Edison Co.
4.00%, 4/1/47	250	230
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (a)	400	399

TransAlta Corp.
4.50%, 11/15/22	986	964
		9,898
Total Fixed Income Securities (Cost $112,731)		109,403

	Shares	Value (000)
Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $1,779)	1,779,100	1,779

Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $829)	829,457	829

	Face Amount (000)
U.S. Treasury Security (1.7%)
U.S. Treasury Bill
2.38%, 3/21/19 (b)(d)(e) (Cost $1,856)	$1,865	1,856
Total Short-Term Investments (Cost $4,464)		4,464
Total Investments (100.9%) (Cost $117,195) Including $3,648 of Securities Loaned (f)(g)		113,867
Liabilities in Excess of Other Assets (-0.9%)		(1,015)
Net Assets (100.0%)		$112,852

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2018, were approximately $3,648,000 and $3,723,000, respectively. The Fund received cash collateral of approximately $1,779,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Morgan Stanley Institutional Liquidity Funds — Government Portfolio- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,944,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at December 31, 2018.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(g)

At December 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,437,000 and the aggregate gross unrealized depreciation is approximately $4,923,000, resulting in net unrealized depreciation of approximately $3,486,000.

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)

Long:
U.S. Treasury 2 yr. Note	124	Mar-19	24,800	$26,327	$178
U.S. Treasury 30 yr. Bond	5	Mar-19	500	730	23
U.S. Treasury Ultra Bond	40	Mar-19	4,000	6,426	309

Short:
U.S. Treasury 10 yr. Note	46	Mar-19	(4,600)	(5,613)	(107)
U.S. Treasury 10 yr. Ultra Long Bond	98	Mar-19	(9,800)	(12,748)	(379)
U.S. Treasury 5 yr. Note	9	Mar-19	(900)	(1,032)	(14)
					$10

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.33%	Semi-Annual/Quarterly	11/9/27	$1,000	$29	$—	$29
Morgan Stanley & Co.,LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/Quarterly	12/21/26	7,355	99	195	(96)
Morgan Stanley & Co.,LLC*	3 Month LIBOR	Receive	3.21	Semi-Annual/Quarterly	12/3/48	1,425	(101)	—	(101)
							$27	$195	$(168)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	51.5%
Finance	36.9
Utilities	8.8
Short-Term Investments	2.4
Other***	0.4
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2018.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with a value of approximately $52,876,000 and net unrealized appreciation of approximately $10,000.  Does not include open swap agreements with net unrealized depreciation of approximately $168,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (96.0%)
Corporate Bonds (88.0%)
Basic Materials (4.2%)
American Gilsonite Co.
17.00% Cash, 3.41% PIK, 12/31/21 (a)(b)(c)	$215	$230
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	1,050	958
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	800	663
Hexion, Inc.
10.00%, 4/15/20	1,000	830
Hudbay Minerals, Inc.
7.25%, 1/15/23 (a)	750	744
IAMGOLD Corp.
7.00%, 4/15/25 (a)	500	472
International Wire Group, Inc.
10.75%, 8/1/21 (a)	850	761
Mercer International, Inc.
5.50%, 1/15/26	425	383
MSCI, Inc.
4.75%, 8/1/26 (a)	150	143
PQ Corp.
5.75%, 12/15/25 (a)	325	302
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/26 (a)	825	778
Valvoline, Inc.
5.50%, 7/15/24	550	539
Versum Materials, Inc.
5.50%, 9/30/24 (a)	250	248
		7,051
Communications (6.0%)
Altice Finco SA
7.63%, 2/15/25 (a)	325	271
Altice France SA
7.38%, 5/1/26 (a)	500	460
Altice Luxembourg SA
7.63%, 2/15/25 (a)	650	488
Block Communications, Inc.
6.88%, 2/15/25 (a)	875	882
Cable One, Inc.
5.75%, 6/15/22 (a)	250	252
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	350	323
CommScope Technologies LLC
5.00%, 3/15/27 (a)	300	244
CSC Holdings LLC
5.25%, 6/1/24	500	459
DISH DBS Corp.
7.75%, 7/1/26	375	311
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	900	828
Gray Television, Inc.
5.88%, 7/15/26 (a)	750	701
HC2 Holdings, Inc.
11.50%, 12/1/21 (a)	475	445

Intelsat Connect Finance SA
9.50%, 2/15/23 (a)	750	649
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (a)	500	488
Lamar Media Corp.
5.75%, 2/1/26	450	457
MDC Partners, Inc.
6.50%, 5/1/24 (a)	939	859
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 8/15/23 (a)	850	876
Sprint Communications, Inc.
6.00%, 11/15/22	500	492
Virgin Media Secured Finance PLC
5.50%, 8/15/26 (a)	700	649
		10,134
Consumer, Cyclical (18.2%)
Air Canada
7.75%, 4/15/21 (a)	500	531
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	750	713
Aramark Services, Inc.
4.75%, 6/1/26	400	377
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22 (a)	400	380
Beacon Roofing Supply, Inc.
6.38%, 10/1/23	500	498
Beazer Homes USA, Inc.,
5.88%, 10/15/27	425	338
8.75%, 3/15/22	200	201
Boyd Gaming Corp.
6.00%, 8/15/26	750	704
Boyne USA, Inc.
7.25%, 5/1/25 (a)	880	913
Carrols Restaurant Group, Inc.
8.00%, 5/1/22	500	502
CCM Merger, Inc.
6.00%, 3/15/22 (a)	500	509
Century Communities, Inc.
5.88%, 7/15/25	775	687
Cumberland Farms, Inc.
6.75%, 5/1/25 (a)	800	806
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	750	742
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	425	399
Eldorado Resorts, Inc.
6.00%, 9/15/26 (a)	250	237
Eldorado Resorts, Inc.
6.00%, 4/1/25	500	485
EMI Music Publishing Group North America Holdings, Inc.
7.63%, 6/15/24 (a)	300	317
FelCor Lodging LP
6.00%, 6/1/25	300	308
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 1/15/22	850	697
Global Partners LP/GLP Finance Corp.,
6.25%, 7/15/22	750	713
7.00%, 6/15/23	365	348

Golden Nugget, Inc.
8.75%, 10/1/25 (a)	1,000	962
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	500	453
IRB Holding Corp.
6.75%, 2/15/26 (a)	445	390
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	850	799
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24 (a)	450	435
LGI Homes, Inc.
6.88%, 7/15/26 (a)	500	451
Mattamy Group Corp.
6.88%, 12/15/23 (a)	750	704
Mclaren Finance PLC
5.75%, 8/1/22 (a)	750	683
Meritor, Inc.
6.25%, 2/15/24	525	504
Nathan’s Famous, Inc.
6.63%, 11/1/25 (a)	900	880
National CineMedia LLC
5.75%, 8/15/26	750	677
Navistar International Corp.
6.63%, 11/1/25 (a)	750	727
Neiman Marcus Group Ltd., LLC
8.75% Cash, 9.50% PIK, 10/15/21 (a)(b)	384	163
New Home Co., Inc. (The)
7.25%, 4/1/22	700	639
Party City Holdings, Inc.,
6.13%, 8/15/23 (a)	500	493
6.63%, 8/1/26 (a)	175	160
Rite Aid Corp.
6.13%, 4/1/23 (a)	750	595
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 8/15/21 (a)	1,000	972
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	400	370
Scientific Games International, Inc.
6.25%, 9/1/20	750	724
Silversea Cruise Finance Ltd.
7.25%, 2/1/25 (a)	500	531
Sonic Automotive, Inc.
5.00%, 5/15/23	750	684
Speedway Motorsports, Inc.
5.13%, 2/1/23	500	493
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	985	923
Taylor Morrison Communities, Inc.
6.63%, 5/15/22	525	526
Tempur Sealy International, Inc.
5.50%, 6/15/26	500	459
Titan International, Inc.
6.50%, 11/30/23	900	810
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	1,000	962
William Lyon Homes, Inc.
6.00%, 9/1/23	950	860
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	800	784

Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	500	464
		30,682
Consumer, Non-Cyclical (14.5%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	500	480
5.63%, 2/15/23	350	333
ACCO Brands Corp.
5.25%, 12/15/24 (a)	600	538
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	1,075	865
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25	700	616
APTIM Corp.
7.75%, 6/15/25 (a)	850	650
APX Group, Inc.
7.63%, 9/1/23	700	569
Bausch Health Cos, Inc.,
6.13%, 4/15/25 (a)	650	569
9.00%, 12/15/25 (a)	400	400
Beverages & More, Inc.
11.50%, 6/15/22 (a)	900	697
Central Garden & Pet Co.
5.13%, 2/1/28	575	516
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	525	416
Clearwater Seafoods, Inc.
6.88%, 5/1/25 (a)	500	481
Eagle Holding Co., II LLC
7.63% Cash, 8.38% PIK, 5/15/22 (a)(b)	750	718
Emeco Pty Ltd.,
Series B
9.25%, 3/31/22	937	984
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	950	729
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	900	773
First Quality Finance Co., Inc.
5.00%, 7/1/25 (a)	680	610
Flexi-Van Leasing, Inc.
10.00%, 2/15/23 (a)	1,015	827
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	1,050	1,070
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	316
HCA, Inc.
5.25%, 6/15/26	250	249
Hertz Corp. (The),
5.88%, 10/15/20	450	438
7.63%, 6/1/22 (a)	250	236
IQVIA, Inc.
4.88%, 5/15/23 (a)	250	246
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	500	483
Live Nation Entertainment, Inc.
4.88%, 11/1/24 (a)	350	333
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	850	591

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.
8.50%, 6/1/26 (a)	800	640
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	796
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	500	468
NVA Holdings, Inc.
6.88%, 4/1/26 (a)	500	450
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	740	607
Polaris Intermediate Corp.
8.50% Cash, 8.50% PIK, 12/1/22 (a)(b)	750	687
Select Medical Corp.
6.38%, 6/1/21	500	501
Service Corp. International
4.63%, 12/15/27	350	330
Simmons Foods, Inc.,
5.75%, 11/1/24 (a)	600	429
7.75%, 1/15/24 (a)	250	253
Spectrum Brands, Inc.
5.75%, 7/15/25	750	716
Surgery Center Holdings, Inc.
6.75%, 7/1/25 (a)	750	641
Teleflex, Inc.
4.88%, 6/1/26	300	288
Tenet Healthcare Corp.
7.00%, 8/1/25	250	232
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	540	413
TMS International Corp.
7.25%, 8/15/25 (a)	750	703
United Rentals North America, Inc.
5.75%, 11/15/24	500	483
		24,370
Diversified (0.7%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	900	529
Trident Merger Sub, Inc.
6.63%, 11/1/25 (a)	750	675
		1,204
Energy (12.7%)
American Midstream Partners LP/American Midstream Finance Corp.
9.50%, 12/15/21 (a)	1,000	945
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	750	701
Calfrac Holdings LP
8.50%, 6/15/26 (a)	750	536
Callon Petroleum Co.
6.13%, 10/1/24	650	608
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	750	697
Chaparral Energy, Inc.
8.75%, 7/15/23 (a)	975	702
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/1/23	500	484
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	525	474

Denbury Resources, Inc.,
5.50%, 5/1/22	1,500	1,005
7.50%, 2/15/24 (a)	500	405
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 1/30/28 (a)	750	769
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	900	967
Gulfport Energy Corp.
6.38%, 1/15/26	500	434
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	445
5.75%, 10/1/25 (a)	250	224
Jagged Peak Energy LLC
5.88%, 5/1/26 (a)	600	561
Laredo Petroleum, Inc.,
5.63%, 1/15/22	350	316
6.25%, 3/15/23	550	496
Lonestar Resources America, Inc.
11.25%, 1/1/23 (a)	900	857
Matador Resources Co.
5.88%, 9/15/26	750	692
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26 (a)	650	565
Murphy Oil Corp.
5.75%, 8/15/25	800	749
Murphy Oil USA, Inc.
5.63%, 5/1/27	500	483
Oceaneering International, Inc.
6.00%, 2/1/28	775	626
Parkland Fuel Corp.
6.00%, 4/1/26 (a)	500	471
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	463
PDC Energy, Inc.
6.13%, 9/15/24	500	464
Rowan Cos., Inc.
7.38%, 6/15/25	750	606
SemGroup Corp.
7.25%, 3/15/26	500	470
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 11/15/23	774	708
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	525	472
Southwestern Energy Co.
5.30%, 1/23/20	750	750
Sunoco LP / Sunoco Finance Corp.,
Series WI
5.88%, 3/15/28	500	469
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	465	419
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	950	895
Whiting Petroleum Corp.,
5.75%, 3/15/21	350	334
6.63%, 1/15/26	250	216
		21,478
Finance (9.3%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	900	916

Ally Financial, Inc.
4.63%, 5/19/22	375	370
Baytex Energy Corp.
5.63%, 6/1/24 (a)	950	827
CIT Group, Inc.
6.13%, 3/9/28	350	349
CNO Financial Group, Inc.
4.50%, 5/30/20	400	397
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	728	703
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)	950	911
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25 (a)	600	576
Fly Leasing Ltd.
5.25%, 10/15/24	675	613
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	250	215
HUB International Ltd.
7.00%, 5/1/26 (a)	850	769
Hunt Cos., Inc.
6.25%, 2/15/26 (a)	750	643
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.75%, 2/1/24	500	497
iStar, Inc.
6.50%, 7/1/21	750	744
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22 (a)	950	1,009
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24 (a)	825	767
Kennedy-Wilson, Inc.
5.88%, 4/1/24	750	705
Lions Gate Capital Holdings LLC
5.88%, 11/1/24 (a)	400	397
MGIC Investment Corp.
5.75%, 8/15/23	400	400
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	500	458
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	1,100	1,086
Post Holdings, Inc.
5.00%, 8/15/26 (a)	175	160
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 6/15/25 (a)	762	693
Radian Group, Inc.
4.50%, 10/1/24	350	319
Starwood Property Trust, Inc.
4.75%, 3/15/25	450	406
USIS Merger Sub, Inc.
6.88%, 5/1/25 (a)	750	690
		15,620
Industrials (17.6%)
American Woodmark Corp.
4.88%, 3/15/26 (a)	175	156
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	900	765
ARD Finance SA
7.13% Cash, 7.88% PIK, 9/15/23 (b)	300	271

ARD Securities Finance SARL
8.75% Cash, 8.75% PIK, 1/31/23 (a)(b)	775	659
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	603	561
Builders FirstSource, Inc.
5.63%, 9/1/24 (a)	700	652
BWAY Holding Co.
7.25%, 4/15/25 (a)	750	676
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	900	871
Core & Main LP
6.13%, 8/15/25 (a)	850	752
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	979	955
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	1,250	1,228
Energizer Gamma Acquisition, Inc.
6.38%, 7/15/26 (a)	750	690
EnPro Industries, Inc.
5.75%, 10/15/26 (a)	550	532
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	850	761
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	950	817
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	800	778
Intertape Polymer Group, Inc.
7.00%, 10/15/26 (a)	900	891
Itron, Inc.
5.00%, 1/15/26 (a)	400	367
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	1,016
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	925	890
Koppers, Inc.
6.00%, 2/15/25 (a)	750	664
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	764
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	925	883
MasTec, Inc.
4.88%, 3/15/23	692	674
Multi-Color Corp.
4.88%, 11/1/25 (a)	500	431
NCI Building Systems, Inc.
8.00%, 4/15/26 (a)	900	827
New Enterprise Stone & Lime Co., Inc.
6.25%, 3/15/26 (a)	750	684
Novelis Corp.
5.88%, 9/30/26 (a)	250	222
Park Aerospace Holdings Ltd.
5.25%, 8/15/22 (a)	500	486
PGT Escrow Issuer, Inc.
6.75%, 8/1/26 (a)	850	839
SAExploration Holdings, Inc.
10.00% Cash, 11.00% PIK, 4/14/19 (a)(b)	579	370
SBA Communications Corp.
4.88%, 9/1/24	500	472
Standard Industries, Inc.
5.00%, 2/15/27 (a)	250	219

Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	750	743
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	498
syncreon Group BV/syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	385
Techniplas LLC
10.00%, 5/1/20 (a)	1,200	1,110
TopBuild Corp.
5.63%, 5/1/26 (a)	675	621
TriMas Corp.
4.88%, 10/15/25 (a)	500	462
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	750	699
Tutor Perini Corp.
6.88%, 5/1/25 (a)	500	466
US Concrete, Inc.
6.38%, 6/1/24	900	832
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	439
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	725	702
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	800	788
		29,568
Technology (3.5%)
CDK Global, Inc.
5.88%, 6/15/26	500	503
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	800	749
DynCorp International, Inc.
10.38% Cash, 1.50% PIK, 11/30/20 (b)	821	849
First Data Corp.
5.00%, 1/15/24 (a)	250	241
Harland Clarke Holdings Corp.
6.88%, 3/1/20 (a)	903	883
HNA Ecotech Panorama Cayman Co., Ltd.
8.00%, 4/15/21 (a)	600	571
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	750	736
Rackspace Hosting, Inc.
8.63%, 11/15/24 (a)	800	626
RP Crown Parent LLC
7.38%, 10/15/24 (a)	800	808
		5,966
Utilities (1.3%)
Calpine Corp.
5.75%, 1/15/25	450	413
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	900	810
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 3/1/25	750	648
NRG Energy, Inc.
6.63%, 1/15/27	250	253
		2,124
		148,197

Variable Rate Senior Loan Interests (8.0%)
Communications (0.3%)
Windstream Services LLC,
Term B6
1 Month USD LIBOR + 4.00%, 6.46%, 3/29/21	596	535

Consumer, Cyclical (2.3%)
Commercial Vehicle Group, Inc.,
Term B
1 Month USD LIBOR + 6.00%, 8.52%, 4/12/23	626	622
Neiman Marcus Group Ltd., LLC,
Term Loan
1 Month USD LIBOR + 3.25%, 5.63%, 10/25/20	488	414
Office Depot, Inc.,
Term B
1 Month USD LIBOR + 5.25%, 7.71%, 11/8/22	313	316
Playa Resorts Holding BV,
Term B
1 Month USD LIBOR + 2.75%, 5.27%, 4/29/24	642	602
Sesac Holdco II LLC,
2nd Lien Term
1 Month USD LIBOR + 7.25%, 9.76%, 2/10/25	1,000	985
Thor Industries, Inc.,
Term B
6.37%, 10/30/25	1,000	950
		3,889
Consumer, Non-Cyclical (1.8%)
Envision Healthcare Corp.,
1st Lien Term
1 Month USD LIBOR + 3.75%, 6.27%, 10/10/25	1,000	935
Hearthside Food Solutions, LLC,
Term B
1 Month USD LIBOR + 3.69%, 6.21%, 5/23/25	672	646
Refinitiv U.S. Holdings, Inc.,
Term B
1 Month USD LIBOR + 3.75%, 6.27%, 10/1/25	700	669
Wells Enterprises, Inc.,
Term B
1 Month USD LIBOR + 2.75%, 5.27%, 3/29/25	720	712
		2,962
Energy (0.5%)
Gavilan Resources, LLC,
2nd Lien Term
1 Month USD LIBOR + 6.00%, 8.50%, 3/1/24	1,000	770

Industrials (3.1%)
Airxcel, Inc.,
1st Lien Term
1 Month USD LIBOR + 4.50%, 7.02%, 4/28/25	646	610
Associated Asphalt Partners LLC,
Term B
1 Month USD LIBOR + 5.25%, 7.77%, 4/5/24	983	954
Cook & Boardman Group LLC,
Term B
2 Month USD LIBOR + 5.75%, 10.25%, 10/10/25	695	690

Gruden Acquisition, Inc.,
Term Loan
3 Month USD LIBOR + 5.50%, 8.30%, 8/18/22	485	476
SAExploration Holdings, Inc.,
Term Loan
Fixed + 11.00%, 12.50%, 1/2/20 (c)	500	470
Shape Technologies Group, Inc.,
Term B
1 Month USD LIBOR + 3.00%, 5.48%, 4/21/25	572	559
Syncreon Group BV,
Term B
3 Month USD LIBOR + 4.25%, 6.77%, 10/28/20	1,114	984
Titan Acquisition Ltd.,
Term B
1 Month USD LIBOR + 3.00%, 5.52%, 3/28/25	521	480
		5,223
		13,379
Total Fixed Income Securities (Cost $174,190)		161,576

	Shares	Value (000)
Common Stocks (0.2%)
Auto Components (0.0%)
Exide Technologies	592	1

Equity Real Estate Investment Trusts (REITs) (0.2%)
American Gilsonite Co.	500	269

Machinery (0.0%)
Iracore International Holdings, Inc., Class A (e)	470	11

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (c)	2,826	67

Trading Companies & Distributors (0.0%)
Emeco Holdings Ltd. (Australia)	43,064	61
Total Common Stocks (Cost $179)		409

	No. of Warrants
Warrants (0.0%)
Energy Equipment & Services (0.0%)
SAExploration Holdings, Inc., expires 8/31/28 (d) (Cost $115)	808,051	72

	Shares	Value (000)
Participation Notes (0.0%)
Energy Equipment & Services (0.0%)
SAExploration Holdings, Inc. Equity Linked Notes, expires 7/27/21 (d)	192,722	17
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (c)(d)	2,802	5
Total Participation Notes (Cost $366)		22

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $3,497)	3,496,549	3,497
Total Investments (98.3%) (Cost $178,347) (g)(h)(i)		165,576
Other Assets in Excess of Liabilities (1.7%)		2,817
Net Assets (100.0%)		$168,393

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security has been deemed illiquid at December 31, 2018.
(d)	Non-income producing security.
(e)

At December 31, 2018, the Fund held a fair valued security valued at $11,000, representing 0.01% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $61,000 and 0.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At December 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $681,000 and the aggregate gross unrealized depreciation is approximately $13,452,000, resulting in net unrealized depreciation of approximately $12,771,000.

LIBOR	London Interbank Offered Rate.
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	18.5%
Industrials	18.0
Consumer, Non-Cyclical	14.7
Energy	13.0
Other*	12.2
Finance	9.4
Variable Rate Senior Loan Interests	8.1
Communications	6.1
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December, 2018 (unaudited)

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (52.0%)
Charlotte,NC,Water & Sewer System Ser 2006 B
1.66%, 7/1/36	$1,700	$1,700
Emery County, UT, Pacificorp Ser 1994
1.68%, 11/1/24	2,400	2,400
Gainesville,FL,Utilities System 2007 Ser A
1.80%, 10/1/36	350	350
Houston,TX,Combined Utility System First Lien Ser 2004 B5
1.71%, 5/15/34	625	625
JEA, FL, Electric System Ser Three 2008 A
1.86%, 10/1/36	1,000	1,000
JEA, FL, Electric System Ser Three 2008 B-2
1.86%, 10/1/40	1,400	1,400
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Ser 2004 C
2.02%, 5/1/34	700	700
Loudoun County Industrial Development Authority,VA,Howard Hughes Medical Institute Ser 2003 A
1.70%, 2/15/38	1,625	1,625
Massachusetts Water Resources Authority,Gen Ser 2008 A-3
1.69%, 8/1/37	965	965
Metropolitan Washington Airports Authority, DC, Airport System Subser 2010C-2
1.67%, 10/1/39	980	980
Nebraska Investment Finance Authority, Single Family Housing Bonds Ser 2016 D
1.85%, 9/1/32	790	790
New York City Municipal Water Finance Authority,NY,Second General Fiscal 2010 Ser CC
1.70%, 6/15/41	2,400	2,400
New York State Housing Finance Agency, Prospect Plaza Apts., 2017 Series A
1.83%, 11/1/39	2,400	2,400
Orlando Utilities Commission, FL, Utility System Ser 2008-2
1.72%, 10/1/33	1,000	1,000
Rochester, MN, Health Care Facilities Mayo Foundation Ser 2016
1.73%, 11/15/47	2,000	2,000
Texas Transportation Commission,
Mobility Fund Ser 2006-B
1.70%, 4/1/36	600	600
State Highway Fund First Tier Revenue Bonds, Ser 2014 B-1
1.79%, 4/1/32	2,000	2,000
Texas, Veterans Ser 2015 B
1.80%, 1/10/19	655	655
University of Texas Regents, Financing System Ser 2007 B
1.66%, 8/1/34	2,400	2,400
Total Weekly Variable Rate Bonds (Cost $25,990)		25,990

Daily Variable Rate Bonds (a) (34.0%)
East Baton Rouge Parish, LA, Exxon Mobil Corp Ser 2010 A
1.66%, 8/1/35	2,400	2,400
Indiana Finance Authority,Environmental Refunding Duke Energy Indiana Inc Ser 2009 A-4
1.65%, 12/1/39	1,400	1,400

JPMorgan Chase & Co, Montgomery County OH, Hospital Revenue Premier Health Partners Obligation Group - Miami Valley Hospital Ser 2018 Putters Ser 5023
1.74%, 12/20/23 (b)	2,300	2,300
Metropolitan Transportation Authority, NY, Transportation Ser 2015 E Subser E-3
1.68%, 11/15/50	2,400	2,400
Montgomery County, MD, 2017 Ser E
1.70%, 11/1/37	2,400	2,400
New York City Transitional Finance Authority,NY,Future Tax Fiscal 2010 Ser G Subser G5
1.73%, 5/1/34	2,400	2,400
New York City, NY, Fiscal 2013 Ser F Subser F-3
1.68%, 3/1/42	2,400	2,400
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
1.70%, 11/1/32	1,300	1,300
Total Daily Variable Rate Bonds (Cost $17,000)		17,000

Floating Rate Note (a) (4.0%)
Harris County Cultural Education Facilities Finance Corporation, TX, Herman Health System Ser 2013 B
2.46%, 6/1/20 (Cost $2,008)	2,000	2,008

Quarterly Variable Rate Bond (3.5%)
Pennsylvania Economic Development Financing Authority, Republic Services Inc. Ser 2010 A
2.05%, 4/1/19 (d) (Cost $1,750)	1,750	1,750

Commercial Paper (d) (5.8%)
California Department of Water Resources, Ser 1	2,400,000	2,400
Dallas, TX, Waterworks and Sewer System Commercial Paper Notes, Ser D-1	500,000	500
Total Commercial Paper (Cost $2,900)		2,900

Municipal Bonds & Notes (0.6%)
Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Ser 2009 A
5.25%, 1/1/19 (Cost $300)	300	300
Total Investments (99.9%) (Cost $49,948) (e)(f)		49,948
Other Assets in Excess of Liabilities (0.1%)		52
Net Assets (100.0%)		$50,000

(a)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	The rates shown are the effective yields at the date of purchase.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	52.0%
Daily Variable Rate Bonds	34.1
Other*	8.1
Commercial Paper	5.8
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (92.5%)
Asset-Backed Securities (18.2%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 4.23%, 10/25/34 (a)	$39	$39
Carrington Mortgage Loan Trust,
1 Month USD LIBOR + 0.22%, 2.73%, 1/25/37 (a)	100	78
Credit Suisse First Boston Mortgage Securities Corp.,
1 Month USD LIBOR + 0.62%, 3.13%, 1/25/32 (a)	47	46
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 0.75%, 3.26%, 2/25/33 (a)	59	60
DT Auto Owner Trust,
5.15%, 11/15/24 (b)	100	101
5.33%, 11/17/25 (b)	100	101
Ellington Loan Acquisition Trust,
1 Month USD LIBOR + 1.05%, 3.56%, 5/25/37 (a)(b)	32	32
1 Month USD LIBOR + 1.10%, 3.61%, 5/25/37 (a)(b)	100	101
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 4.68%, 10/25/34 (a)	44	45
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 2.89%, 2/27/35 (a)(b)	35	34
Flagship Credit Auto Trust,
4.23%, 9/16/24 (b)	50	51
GSAA Home Equity Trust,
6.00%, 11/25/36	26	15
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 2.83%, 3/25/46 (a)	100	97
1 Month USD LIBOR + 1.05%, 3.56%, 10/25/33 (a)	28	28
Invitation Homes Trust,
4.46%, 6/17/37 (a)(b)	100	99
4.96%, 3/17/37 (a)(b)	100	99
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	2	2
MFA LLC,
4.16%, 7/25/48 (b)	90	91
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 2.76%, 4/25/37 (a)	63	63
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 2.78%, 3/25/37 (a)	61	57
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (b)	99	99
Progress Residential Trust,
4.38%, 3/17/35 (b)	100	99
1 Month USD LIBOR + 4.22%, 6.68%, 1/17/34 (a)(b)	100	100
RAMP Trust,
1 Month USD LIBOR + 0.32%, 2.83%, 11/25/35 (a)	46	43
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	100	101
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 5.06%, 1/25/34 (a)(b)	49	50
1 Month USD LIBOR + 2.78%, 5.28%, 11/25/31 (a)(b)	43	43
United Auto Credit Securitization Trust,
4.26%, 5/10/23 (b)	20	20
		1,794

Collateralized Mortgage Obligation - Agency Collateral Series (0.1%)
Government National Mortgage Association,
IO
0.79%, 8/20/58 (a)	423		9

Commercial Mortgage-Backed Securities (4.0%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 5.50%, 4.13%, 12/15/31 (a)(b)	100		97
GS Mortgage Securities Trust,
4.32%, 2/10/48 (a)(b)	100		88
4.69%, 6/10/47 (a)	50		50
JPMBB Commercial Mortgage Securities Trust,
3.84%, 2/15/48 (a)(b)	100		91
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (a)	75		66
			392
Corporate Bonds (41.6%)
Finance (12.8%)
Bank of America Corp.,
2.74%, 1/23/22	25		25
MTN
4.25%, 10/22/26	50		49
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	109
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27		$25	21
Capital One Financial Corp.,
2.50%, 5/12/20	25		25
Citigroup, Inc.,
3.14%, 1/24/23	25		24
5.50%, 9/13/25	75		79
Colony Capital, Inc.,
5.00%, 4/15/23	25		22
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	119
Credit Agricole SA,
1.38%, 3/13/25	100		114
Credit Suisse Group AG,
1.25%, 7/17/25	100		112
Deutsche Bank AG,
2.70%, 7/13/20		$25	24
3.15%, 1/22/21	100		97
Discover Financial Services,
3.95%, 11/6/24	25		25
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	111
iStar, Inc.,
6.50%, 7/1/21		$25	25
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25		23
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	61
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		$25	25
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (b)	10		10
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	25		24

Synchrony Financial,
2.60%, 1/15/19		25	25
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	118
			1,267
Industrials (26.5%)
Akamai Technologies, Inc.,
0.00%, 2/15/19		$50	50
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
5.75%, 3/15/25		25	22
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20		50	48
Amazon.com, Inc.,
1.90%, 8/21/20		50	49
AT&T, Inc.,
4.25%, 3/1/27		50	49
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23		25	24
BMW US Capital LLC,
2.15%, 4/6/20 (b)		50	49
BP Capital Markets PLC,
2.32%, 2/13/20		50	50
Cenovus Energy, Inc.,
4.25%, 4/15/27		25	23
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28		25	24
4.91%, 7/23/25		50	50
Chevron Corp.,
1.99%, 3/3/20		50	50
Concho Resources, Inc.,
4.30%, 8/15/28		25	25
Crown Castle International Corp.,
5.25%, 1/15/23		25	26
CSC Holdings LLC,
5.25%, 6/1/24		25	23
Ctrip.com International Ltd.,
1.25%, 9/15/22		25	24
CVS Health Corp.,
3.70%, 3/9/23		25	25
Dell International LLC/EMC Corp.,
3.48%, 6/1/19 (b)		50	50
Delta Air Lines, Inc.,
2.88%, 3/13/20		25	25
Elanco Animal Health, Inc.,
3.91%, 8/27/21 (b)		25	25
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)		25	23
Finisar Corp.,
0.50%, 12/15/36		25	24
First Data Corp.,
5.38%, 8/15/23 (b)		25	25
General Motors Financial Co., Inc.,
4.30%, 7/13/25		50	47
Glencore Funding LLC,
3.88%, 10/27/27 (b)		25	23
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23		25	24

Gray Television, Inc.,
5.13%, 10/15/24 (b)		25	23
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)		16	15
Harland Clarke Holdings Corp.,
6.88%, 3/1/20 (b)		25	24
HCA, Inc.,
4.75%, 5/1/23		25	25
Hyundai Capital America,
2.60%, 3/19/20 (b)		45	44
Intelsat Jackson Holdings SA,
5.50%, 8/1/23		25	22
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23		25	23
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21		25	27
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)		25	25
Kenan Advantage Group, Inc. (The),
7.88%, 7/31/23 (b)		25	24
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	24
Lamar Media Corp.,
5.00%, 5/1/23		25	25
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26 (b)		25	24
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)		25	25
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
4.88%, 4/15/20 (b)		25	24
McDonald’s Corp.,
MTN
2.20%, 5/26/20		50	49
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		25	23
Medco Health Solutions, Inc.,
4.13%, 9/15/20		25	25
Medtronic, Inc.,
2.50%, 3/15/20		50	50
MGM Resorts International,
5.75%, 6/15/25		25	24
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		25	23
Nuance Communications, Inc.,
1.00%, 12/15/35		25	22
Palo Alto Networks, Inc.,
0.75%, 7/1/23 (b)		25	25
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		25	23
Repsol International Finance BV,
4.50%, 3/25/75	EUR	100	118
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		$25	24
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		25	24
SBA Communications Corp.,
4.88%, 9/1/24		25	24
Shell International Finance BV,
1.38%, 9/12/19		50	50
Sika AG,
0.15%, 6/5/25	CHF	20	21

Solvay Finance SA,
5.12%, 6/2/21 (c)	EUR	100	121
Sprint Capital Corp.,
6.88%, 11/15/28		$25	24
Standard Industries, Inc.,
5.38%, 11/15/24 (b)	50		47
Stryker Corp.,
2.63%, 11/30/30	EUR	100	118
Telefonica Europe BV,
5.88%, 3/31/24 (c)	100		122
Tenet Healthcare Corp.,
5.13%, 5/1/25		$25	23
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	50		46
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)	25		23
Twitter, Inc.,
0.25%, 6/15/24 (b)	30		26
Union Pacific Corp.,
2.25%, 6/19/20	50		49
Verint Systems, Inc.,
1.50%, 6/1/21	25		24
Verizon Communications, Inc.,
2.63%, 2/21/20	50		50
Vodafone Group PLC,
4.38%, 5/30/28	25		24
Weibo Corp.,
1.25%, 11/15/22 (b)	30		27
Western Digital Corp.,
1.50%, 2/1/24 (b)	50		41
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)	25		23
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)	25		25
Zillow Group, Inc.,
2.00%, 12/1/21	25		24
			2,613
Technology (0.3%)
NXP BV / NXP Funding LLC,
4.88%, 3/1/24 (b)	25		25

Utilities (2.0%)
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	50		50
EDP - Energias de Portugal SA,
5.38%, 9/16/75	EUR	100	120
South Carolina Electric & Gas Co.,
3.50%, 8/15/21		$25	25
			195
			4,100
Mortgages - Other (12.0%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 1.41%, 3/17/39 (a)	GBP	39	44
Alternative Loan Trust,
3.93%, 3/25/35 (a)		$40	39
5.75%, 3/25/34	44		46

PAC
1 Month USD LIBOR + 0.45% ,2.96%, 10/25/36 (a)	47		30
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)	81		45
Banc of America Mortgage Trust,
4.43%, 3/25/33 (a)	27		27
Bear Stearns ARM Trust,
4.14%, 2/25/36 (a)	50		48
Bear Stearns Structured Products, Inc. Trust,
4.35%, 1/26/36 (a)	23		20
Bear Stearns Trust,
3.90%, 4/25/35 (a)	36		34
4.21%, 2/25/36 (a)	31		30
Citigroup Mortgage Loan Trust,
4.01%, 6/25/36 (a)	26		20
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.64%, 4/25/39 (a)	EUR	69	70
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)	23		24
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	41		42
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (a)	39		40
GSR Mortgage Loan Trust,
4.71%, 12/25/34 (a)		$72	70
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.66%, 1/19/38 (a)	25		24
4.60%, 2/25/36 (a)	45		31
Hipocat 11 FTA,
3 Month EURIBOR + 0.13%, 0.00%, 1/15/50 (a)	EUR	21	22
IndyMac INDX Mortgage Loan Trust,
4.26%, 12/25/34 (a)		$23	23
JP Morgan Mortgage Trust,
3.89%, 6/25/37 (a)	27		27
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	16	18
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.03%, 9/16/48 (a)	29		30
Lehman Mortgage Trust,
6.00%, 7/25/36		$73	55
Luminent Mortgage Trust,
1 Month USD LIBOR + 0.23%, 2.74%, 5/25/37 (a)	72		65
Lusitano Mortgages No. 5 PLC,
3 Month EURIBOR + 0.26%, 0.00%, 7/15/59 (a)	EUR	38	41
Moorgate Funding Ltd.,
1 Month GBP LIBOR + 0.90%, 1.63%, 10/15/50 (a)	GBP	50	64
National City Mortgage Capital Trust,
6.00%, 3/25/38		$19	19
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)	66		69
STARM Mortgage Loan Trust,
4.62%, 1/25/37 (a)	30		31
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33	40		41
			1,189
Sovereign (12.0%)
Argentine Republic Government International Bond,
6.88%, 1/11/48	20		14

Australia Government Bond,
2.75%, 11/21/27	AUD	237	173
3.25%, 4/21/25	90		68
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25 – 1/1/27	BRL	320	83
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	26	33
Hellenic Republic Government Bond,
4.38%, 8/1/22 (b)	110		131
Hungary Government International Bond,
5.38%, 3/25/24		$80	86
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	635,000	39
8.25%, 5/15/29	665,000		47
New Zealand Government Bond,
3.00%, 4/20/29	NZD	129	92
4.50%, 4/15/27	90		71
Petroleos Mexicanos,
4.88%, 1/18/24		$20	19
6.50%, 3/13/27	20		19
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	575	156
2.50%, 7/25/27	200		52
Republic of South Africa Government Bond,
9.00%, 1/31/40	ZAR	400	25
South Africa Government Bond,
8.00%, 1/31/30	1,200		75
			1,183
U.S. Treasury Securities (4.6%)
U.S. Treasury Bonds,
3.13%, 5/15/48		$255	260
U.S. Treasury Notes,
2.25%, 2/15/27	200		194
			454
Total Fixed Income Securities (Cost $9,115)			9,121

	Shares		Value (000)
Short-Term Investments (6.4%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $106)	106,128		106

	Face Amount (000)
U.S. Treasury Securities (5.3%)
U.S. Treasury Bill
2.38%, 3/21/19 (e)(f)		$68	68
U.S. Treasury Notes
1.50%, 2/28/19	460		459
Total U.S. Treasury Securities (Cost $527)			527
Total Short-Term Investments (Cost $633)			633

Total Investments (98.9%) (Cost $9,748) (g)(h)(i)	9,754
Other Assets in Excess of Liabilities (1.1%)	111
Net Assets (100.0%)	$9,865

(a)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2018.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at December 31, 2018.
(f)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At December 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $223,000 and the aggregate gross unrealized depreciation is approximately $319,000, resulting in net unrealized appreciation of approximately $96,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2018:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	NZD	235			$158	3/28/19	$ (—@	)
Bank of America NA	EUR	1,581			$1,818	3/28/19	(6)
Barclays Bank PLC		$1		EUR	1	3/28/19	—	@
Citibank NA	AUD	49			$35	3/28/19	—	@
Citibank NA	PLN	772			$205	3/28/19	(2)
JPMorgan Chase Bank NA	BRL	142			$37	3/28/19	—	@
JPMorgan Chase Bank NA	IDR	789,502			$54	3/28/19	(1)
JPMorgan Chase Bank NA		$25		EGP	460	3/28/19	—	@
JPMorgan Chase Bank NA		$—	@	JPY	52	3/28/19	—	@
Royal Bank of Canada	GBP	47			$59	3/28/19	(—@	)
Royal Bank of Canada	ZAR	624			$42	3/28/19	(1)
UBS AG	AUD	284			$202	3/28/19	2
UBS AG	CHF	21			$21	3/28/19	(—@	)
UBS AG	MXN	14			$1	3/28/19	(—@	)
							$(8)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
German Euro BTP (Germany)	1	Mar-19	100	$146	$1
U.S. Treasury 10 yr. Ultra Long Bond (United States)	1	Mar-19	100	130	3

Short:
Euro OAT (Germany)	1	Mar-19	(100)	(173)	— @
German Euro BOBL (Germany)	2	Mar-19	(200)	(304)	(1)
German Euro Bund (Germany)	1	Mar-19	(100)	(187)	(1)
U.S. Treasury 10 yr. Note (United States)	7	Mar-19	(700)	(854)	(21)
U.S. Treasury 2 yr. Note (United States)	4	Mar-19	(800)	(849)	(6)
U.S. Treasury 5 yr. Note (United States)	12	Mar-19	(1,200)	(1,376)	(23)
U.S. Treasury Ultra Bond (United States)	1	Mar-19	(100)	(161)	(9)
UK Long Gilt Bond (United Kingdom)	2	Mar-19	(200)	(314)	(—@ )
					$(57)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at December 31, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse International CDX.NA.HY.301	NR	Buy	5.00%	Quarterly	12/20/23	$50	$(1)	$(3)	$2
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	64	(10)	(3)	(7)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	109	(18)	(5)	(13)
Morgan Stanley & Co., LLC* CDX.NA.HY.30	NR	Buy	5.00	Quarterly	6/20/23	100	(3)	(6)	3
							$(32)	$(17)	$(15)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02%	Semi-Annual/ Quarterly	6/22/28	$500	$(13)	$—	$(13)
Morgan Stanley & Co.,LLC*	3 Month LIBOR	Receive	3.21	Semi-Annual/ Quarterly	12/3/48	130	(9)	—	(9)
							$(22)	$—	$(22)

@	—	Value is less than $500.
†	—	Credit rating as issued by Standard & Poor’s.
*	—	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	—	Not rated.
LIBOR	—	London Interbank Offered Rate.
OAT	—	Obligations Assimilables du Trésor (French Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	26.8%
Asset-Backed Securities	18.4
Finance	13.0
Mortgages - Other	12.2
Sovereign	12.1
Other**	11.0
Short-Term Investments	6.5
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $4,494,000 and net unrealized depreciation of approximately $57,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $8,000 and does not include open swap agreements with net unrealized depreciation of approximately $37,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (1.8%)
International Banks (1.8%)
KBC Bank NV
2.52%, 1/2/19	$100,000	$99,985
Sumitomo Mitsui Trust Bank Ltd.,
2.50%, 1/4/19 – 1/7/19	125,000	124,956
Total Certificates of Deposit (Cost $224,973)		224,941

Commercial Paper (a) (12.9%)
Automobiles (1.1%)
Parker-hannifin Corp.,
3.08%, 3/14/19 – 3/20/19	50,000	49,714
3.13%, 3/22/19	20,000	19,877
3.13%, 3/25/19 (b)	35,000	34,776
Toyota Motor Finance Netherlands
2.72%, 3/21/19	35,000	34,789
		139,156
Chemicals (0.9%)
Ei Du Pont De Nemours & CO.
3.12%, 3/15/19 (b)	40,000	39,750
Nutrien Ltd.,
3.13%, 3/20/19	70,000	69,522
		109,272
Food & Beverage (2.3%)
Coca-Cola Co.,
3.02%, 9/25/19 – 9/26/19	195,000	190,726
Mondelez International, Inc.,
3.13%, 3/15/19	55,000	54,651
3.14%, 3/20/19 (b)	50,000	49,660
		295,037
Health Care Services (1.2%)
Catholic Health Initiatives
3.28%, 3/21/19	49,950	49,648
Walgreens Boots
3.30%, 6/10/19	100,000	98,583
Walgreens Boots Alliance, Inc.
3.24%, 5/31/19 (b)	3,900	3,848
		152,079
International Banks (6.7%)
Barclays Bank PLC,
2.96%, 4/4/19 – 4/5/19 (b)	153,000	151,815
BPCE SA
3.00%, 6/19/19 (b)	45,000	44,386
DZ Privatbank SA
2.57%, 1/4/19	100,000	99,974
Macquarie Bank Ltd.,
2.79%, 3/21/19 (b)	170,000	168,948
3.04%, 6/3/19	25,000	24,690
Societe Generale
3.29%, 10/15/19 (b)	33,710	32,895

Sumitomo Mitsui Banking Corp.,
2.78%, 3/21/19	175,000	173,962
Sumitomo Mitsui Trust Bank Ltd.,
2.86%, 3/19/19 – 3/20/19	140,000	139,152
		835,822
Wireless Telecom Services (0.7%)
AT&T, Inc.,
3.07%, 5/28/19 (a)	26,000	25,663
3.09%, 5/30/19 (a)	70,000	69,080
		94,743
Total Commercial Paper (Cost $1,626,131)		1,626,109

Corporate Bonds (7.0%)
Domestic Banks (1.4%)
Wells Fargo Bank NA,
2.15%, 12/6/19	100,000	99,107
2.40%, 1/15/20 (c)	70,000	69,415
		168,522
International Banks (5.6%)
Banque Federative du Credit Mutuel SA,
1.90%, 3/28/19 (b)	36,683	36,566
2.00%, 4/12/19 (b)	12,550	12,509
BNZ International Funding Ltd.,
2.35%, 3/4/19	30,300	30,267
2.35%, 3/4/19 (b)(c)	125,549	125,411
BPCE SA
2.60%, 7/15/19	61,700	61,570
Credit Agricole SA
2.50%, 4/15/19 (b)	8,130	8,118
Credit Suisse AG
2.30%, 5/28/19	31,715	31,623
ING Bank NV
2.50%, 10/1/19 (b)	25,050	24,939
Macquarie Bank Ltd.,
2.40%, 1/21/20 (b)	2,984	2,958
2.60%, 6/24/19 (b)(c)	22,539	22,473
2.60%, 6/24/19	10,000	9,971
Mizuho Bank Ltd.,
2.45%, 4/16/19 (b)	38,086	38,026
2.65%, 9/25/19 (b)	7,610	7,584
National Australia Bank Ltd.
2.25%, 1/10/20 (c)	8,000	7,933
Nordea Bank AB
2.38%, 4/4/19 (b)	19,840	19,811
Sumitomo Mitsui Banking Corp.,
2.09%, 10/18/19	32,061	31,711
2.25%, 7/11/19	26,738	26,611
2.45%, 1/16/20	8,275	8,210
2.51%, 1/17/20	119,800	118,937
Sumitomo Mitsui Trust Bank Ltd.,
1.95%, 9/19/19 (b)	1,890	1,873
2.05%, 3/6/19 (b)	17,339	17,309
Suncorp-Metway Ltd.
2.10%, 5/3/19 (b)	23,444	23,365
UBS AG
2.38%, 8/14/19	39,025	38,870
		706,645
Total Corporate Bonds (Cost $874,811)		875,167

Floating Rate Notes (d) (61.0%)
Diversified Financial Services (3.1%)
Caterpillar Financial Services Corp., 3 Month USD LIBOR + 0.28%
3.10%, 3/22/19	27,000	27,002
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.39%
2.89%, 8/23/19	75,000	75,034
Collateralized Commercial Paper II Co. LLC,
1 Month USD LIBOR + 0.33%, 2.83%, 7/23/19 – 7/24/19(b)	165,000	165,002
3 Month USD LIBOR + 0.08%, 2.88%, 3/25/19 (b)	70,000	69,994
3 Month USD LIBOR + 0.10%, 2.92%, 3/25/19 (b)	50,000	49,998
		387,030
Domestic Banks (3.9%)
Citibank NA, 3 Month USD LIBOR + 0.34%
3.13%, 3/20/19	32,026	32,035
HSBC Bank USA NA, 1 Month USD LIBOR + 0.24%
2.75%, 4/26/19	20,000	20,001
Mizuho Securities USA LLC,
2.57%, 9/24/19 (b)	40,000	40,001
2.66%, 3/22/19	20,000	20,003
2.69%, 3/20/19	35,000	35,008
2.72%, 7/31/19	50,000	50,025
3 Month USD LIBOR + 0.65%, 3.04%, 6/28/19 (b)	50,000	50,087
Wells Fargo Bank NA,
3 Month USD LIBOR + 0.21%, 2.66%, 4/16/19	126,000	126,030
1 Month USD LIBOR + 0.40%, 2.86%, 12/18/19	75,000	75,011
3 Month USD LIBOR + 0.17%, 2.99%, 3/22/19	40,000	40,010
		488,211
International Banks (54.0%)
ANZ New Zealand International Ltd.,
1 Month USD LIBOR + 0.31%, 2.79%, 6/21/19 (b)	50,000	50,003
1 Month USD LIBOR + 0.32%, 2.82%, 6/24/19 (b)	100,000	100,011
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.41%, 2.81%, 12/10/19 (b)	100,000	100,030
1 Month USD LIBOR + 0.33%, 2.83%, 8/23/19 (b)	100,000	100,006
1 Month USD LIBOR + 0.38%, 2.88%, 10/22/19 – 11/22/19(b)	250,000	250,054
3 Month USD LIBOR + 0.27%, 3.09%, 3/22/19 (b)	75,000	75,078
Bank of Montreal,
3 Month USD LIBOR + 0.16%, 2.90%, 9/6/19	50,000	49,932
1 Month USD LIBOR + 0.40%, 2.90%, 12/23/19	150,000	149,989
3 Month USD LIBOR + 0.17%, 2.94%, 6/11/19	100,000	100,036
3 Month USD LIBOR + 0.23%, 3.03%, 12/19/19	150,000	150,021
3 Month USD LIBOR + 0.28%, 3.10%, 3/22/19	125,000	125,063
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%
2.91%, 9/20/19	25,000	24,997
Barclays Bank PLC,
3 Month USD LIBOR + 0.15%, 2.96%, 6/25/19	155,000	154,989
3 Month USD LIBOR + 0.16%, 2.98%, 6/25/19	120,000	119,997
3 Month USD LIBOR + 0.22%, 3.01%, 3/21/19	125,000	125,030
BNZ International Funding Ltd.,
3 Month USD LIBOR + 0.27%, 2.60%, 3/21/19 (b)	50,000	50,015
1 Month USD LIBOR + 0.19%, 2.69%, 6/24/19 (b)	100,000	99,949
1 Month USD LIBOR + 0.34%, 2.81%, 9/23/19 (b)	30,000	30,000
3 Month USD LIBOR + 0.15%, 2.97%, 6/11/19 (b)	100,000	100,002
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.30%, 2.82%, 7/29/19	100,000	100,008
3 Month USD LIBOR + 0.10%, 2.89%, 9/20/19	185,000	184,915
1 Month USD LIBOR + 0.40%, 2.90%, 12/23/19 (b)	150,000	150,002
3 Month USD LIBOR + 0.41%, 3.20%, 9/20/19	111,000	111,190
Credit Agricole SA, 3 Month USD LIBOR + 0.80%
3.24%, 4/15/19 (b)	3,900	3,906

Credit Suisse AG,
SOFRRATE + 0.38%, 2.73%, 10/4/19	145,000	144,953
3 Month USD LIBOR + 0.17%, 2.99%, 9/24/19 – 9/26/19	325,000	324,965
HSBC Bank PLC,
3 Month USD LIBOR + 0.23%, 2.64%, 4/10/19 (b)	60,000	60,017
1 Month USD LIBOR + 0.30%, 2.80%, 7/22/19 (b)	110,000	109,994
1 Month USD LIBOR + 0.35%, 2.86%, 2/26/19 (b)	100,000	100,046
3 Month USD LIBOR + 0.20%, 2.94%, 9/25/19 (b)	100,000	100,003
3 Month USD LIBOR + 0.17%, 2.99%, 6/24/19 (b)	100,000	100,002
Lloyds Bank Corporate Markets PLC, 3 Month USD LIBOR + 0.13%
2.95%, 6/24/19	85,000	85,002
Macquarie Bank Ltd.,
2.76%, 4/4/19 (b)	59,270	59,262
3.14%, 3/15/19 (b)	18,000	18,003
National Australia Bank Ltd.,
3 Month USD LIBOR + 0.20%, 2.61%, 4/5/19 (b)	7,500	7,502
3 Month USD LIBOR + 0.59%, 3.00%, 1/10/20 (b)	6,900	6,919
Natixis NY,
3 Month USD LIBOR + 0.08%, 2.90%, 6/26/19	250,000	249,934
3 Month USD LIBOR + 0.19%, 2.98%, 3/20/19	100,000	100,019
3 Month USD LIBOR + 0.16%, 2.98%, 3/22/19	125,000	124,993
Nordea Bank AB, 3 Month USD LIBOR + 0.62%
3.42%, 9/30/19 (b)	1,000	1,002
Nordea Bank Finland PLC, 3 Month USD LIBOR + 0.20%
3.02%, 3/22/19	90,000	90,028
Royal Bank of Canada,
3 Month USD LIBOR + 0.10%, 2.89%, 9/20/19	125,000	124,978
3 Month USD LIBOR + 0.08%, 2.89%, 6/26/19	35,000	34,996
3 Month USD LIBOR + 0.17%, 2.96%, 6/17/19	135,000	135,039
3 Month USD LIBOR + 0.71%, 3.15%, 4/15/19	5,600	5,606
Societe Generale, 1 Month USD LIBOR + 0.53%
2.97%, 12/16/19 (b)	100,000	100,058
Sumitomo Mitsui Banking Corp.,
2.76%, 10/18/19	50,636	50,600
3 Month USD LIBOR + 0.37%, 2.79%, 7/11/19	87,740	87,828
2.80%, 1/17/20	6,373	6,368
3 Month USD LIBOR + 0.45%, 3.20%, 9/5/19	6,410	6,421
Sumitomo Mitsui Trust Bank Ltd.,
3 Month USD LIBOR + 0.20%, 2.61%, 7/9/19	110,250	110,264
1 Month USD LIBOR + 0.35%, 2.86%, 7/25/19	200,000	200,017
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.30%, 2.77%, 8/20/19	150,000	149,976
1 Month USD LIBOR + 0.34%, 2.82%, 11/21/19	75,000	74,993
3 Month USD LIBOR + 0.07%, 2.88%, 6/28/19	75,000	74,980
1 Month USD LIBOR + 0.38%, 2.88%, 12/23/19	150,000	149,985
3 Month USD LIBOR + 0.21%, 3.01%, 12/19/19	30,000	30,004
3 Month USD LIBOR + 0.20%, 3.02%, 3/22/19	90,000	90,079
3 Month USD LIBOR + 0.49%, 3.23%, 9/6/19	24,547	24,566
3 Month USD LIBOR + 0.49%, 3.28%, 6/17/19	13,325	13,338
Toronto Dominion Bank,
1 Month USD LIBOR + 0.30%, 2.81%, 7/22/19	45,000	45,001
1 Month USD LIBOR + 0.34%, 2.84%, 8/23/19 (b)	25,000	25,003
3 Month USD LIBOR + 0.20%, 2.84%, 9/25/19 (b)	150,000	150,013
1 Month USD LIBOR + 0.37%, 2.88%, 11/27/19 (b)	50,000	50,008
2.89%, 9/20/19	100,000	99,947
3 Month USD LIBOR + 0.13%, 2.95%, 3/22/19 (b)	100,000	100,013
3 Month USD LIBOR + 0.27%, 3.09%, 3/26/19 (b)	100,000	100,046
UBS AG London,
1 Month USD LIBOR + 0.40%, 2.91%, 6/25/19 (b)	225,000	225,064
3 Month USD LIBOR + 0.10%, 2.92%, 6/24/19 (b)	50,000	49,987
Ubs AG London, 3 Month USD LIBOR + 0.32%
3.14%, 12/19/19 (b)	175,000	175,024
Westpac Securities NZ Ltd.,
1 Month USD LIBOR + 0.34%, 2.84%, 8/23/19 (b)	50,000	50,006

1 Month USD LIBOR + 0.34%, 2.85%, 8/23/19 (b)	50,000	50,006
		6,778,081
Total Floating Rate Notes (Cost $7,652,979)		7,653,322

Repurchase Agreements (16.7%)
BMO Capital Markets Corp., (2.49%, dated 12/31/18, due 1/2/19; proceeds $1,000; fully collateralized by various Corporate Bonds; 2.50% - 3.38% due 1/19/21 - 5/1/23; valued at $1,051)	1,000	1,000
BNP Paribas Prime Brokerage, Inc., (2.62%, dated 12/31/18, due 1/2/19; proceeds $195,028; fully collateralized by various Corporate Bonds; 4.50% - 13.00% due 1/15/19 - 3/15/42; valued at $206,649) (e)	195,000	195,000
BNP Paribas Prime Brokerage, Inc., (3.07%, dated 7/31/18, due 1/25/19; proceeds $101,516; fully collateralized by various Corporate Bonds; 4.00% - 12.50% due 4/15/19 - 9/1/30 and a U.S. Government obligation, 2.13 due 11/30/24; valued at $106,553) (Demand 1/25/19) (d)(e)	100,000	100,000
BNP Paribas Prime Brokerage, Inc., (3.07%, dated 8/22/18, due 1/25/19; proceeds $111,461; fully collateralized by various Corporate Bonds; 4.75% - 13.00% due 5/1/20 - 8/15/26; valued at $118,309) (Demand 1/25/19) (d)(e)	110,000	110,000
BNP Paribas Prime Brokerage, Inc., (3.07%, dated 10/25/18, due 1/25/19; proceeds $125,979; fully collateralized by various Corporate Bonds; 3.88% - 13.00% due 3/1/20 - 3/27/48; valued at $134,864) (Demand 1/25/19) (d)(e)	125,000	125,000
Citigroup Global Markets, Inc., (3.00%, dated 6/14/18, due 1/22/19; proceeds $76,389; fully collateralized by various Corporate Bonds; 4.63% - 12.50% due 3/15/19 - 3/1/97; valued at $79,502) (Demand 1/22/19) (d)	75,000	75,000
HSBC Securities USA, Inc., (2.49%, dated 12/31/18, due 1/2/19; proceeds $1,000; fully collateralized by various Corporate Bonds; 3.25% - 4.88% due 5/6/22 - 4/1/26; valued at $1,050)	1,000	1,000
HSBC Securities USA, Inc., (2.59%, dated 12/31/18, due 1/2/19; proceeds $1,000; fully collateralized by various Corporate Bonds; 5.13% - 10.50% due 5/15/25 - 11/1/26; valued at $1,060)	1,000	1,000
ING Financial Markets LLC, (2.80%, dated 12/31/18, due 1/2/19; proceeds $2,000; fully collateralized by various Corporate Bonds; 3.05% - 5.55% due 3/2/23 - 8/15/47; valued at $2,100)	2,000	2,000
JP Morgan Securities LLC, (3.01%, dated 8/16/18, due 1/22/19; proceeds $201,649; fully collateralized by various Corporate Bonds; 3.10% - 12.50% due 4/15/19 - 1/22/78; valued at $211,091) (Demand 1/22/19) (d)(e)	199,000	199,000
JP Morgan Securities LLC, (3.01%, dated 10/26/18, due 1/23/19; proceeds $30,224; fully collateralized by various U.S. Government agency securities, 1.75% - 7.50% due 4/1/21 - 1/20/48 and various Corporate Bonds, 2.15% - 11.00% due 1/15/19 - 11/15/66; valued at $31,821) (Demand 1/23/19) (d)(e)	30,000	30,000
JP Morgan Securities LLC, (3.01%, dated 11/20/18, due 1/24/19; proceeds $5,027; fully collateralized by various Corporate Bonds; 3.45% - 9.75% due 12/15/20 - 11/14/34; valued at $5,304) (Demand 1/24/19) (d)(e)	5,000	5,000
Merrill Lynch Pierce Fenner & Smith, (3.11%, dated 9/24/18, due 3/25/19; proceeds $304,721; fully collateralized by various Common Stocks, Preferred Stock and various U.S. Government obligations, 0.13% - 8.13% due 4/30/19 - 8/15/40; valued at $305,900) (Demand 3/25/19) (d)	300,000	300,000
Pershing LLC, (2.60%, dated 12/31/18, due 1/2/19; proceeds $250,036; fully collateralized by various Corporate Bonds; 1.90% - 11.88% due 1/10/19 - 5/15/67; valued at $258,205) (e)	250,000	250,000
RBC Capital Markets LLC, (3.08%, dated 12/20/18, due 3/21/19; proceeds $50,389; fully collateralized by various Corporate Bonds; 1.70% - 13.00% due 4/15/19 - 2/28/57; valued at $52,986) (e)	50,000	50,000

Scotia Capital USA, Inc., (2.59%, dated 12/31/18, due 1/2/19; proceeds $450,065; fully collateralized by various Corporate Bonds; 4.13% - 8.63% due 2/1/19 - 10/15/27; valued at $477,041)	450,000	450,000
Wells Fargo Securities LLC, (2.54%, dated 12/31/18, due 1/2/19; proceeds $14,002; fully collateralized by various Common Stocks and Preferred Stocks; valued at $14,700)	14,000	14,000
Wells Fargo Securities LLC, (3.19%, dated 12/18/18, due 3/19/19; proceeds $40,323; fully collateralized by various Corporate Bonds; 3.75% - 7.00% due 11/18/19 - 5/15/25; valued at $42,400)	40,000	40,000
Wells Fargo Securities LLC, (3.19%, dated 12/19/18, due 3/20/19; proceeds $55,443; fully collateralized by various Corporate Bonds; 3.40% - 10.88% due 5/13/19 - 3/19/29; valued at $58,115)	55,000	55,000
Wells Fargo Securities LLC, (3.22%, dated 12/20/18, due 3/20/19; proceeds $100,805; fully collateralized by various Corporate Bonds; 2.25% - 5.00% due 1/7/19 - 2/9/47; valued at $105,029)	100,000	100,000
Total Repurchase Agreements (Cost $2,103,000)		2,103,000
Total Investments (99.4%) (Cost $12,481,894) (f)(g)(h)		12,482,539
Other Assets in Excess of Liabilities (0.6%)		73,575
Net Assets (100.0%)		$12,556,114

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2018.

(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2018, the Fund did not engage in any cross-trade transactions.

(h)

At December 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,733,000 and the aggregate gross unrealized depreciation is approximately $1,088,000, resulting in net unrealized appreciation of approximately $645,000.

LIBOR	London Interbank Offered Rate.
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	61.3%
Repurchase Agreements	16.9
Commercial Paper	13.0
Corporate Bonds	7.0
Other*	1.8
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2018 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (84.6%)

Agency Adjustable Rate Mortgages (0.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18% ,4.09%, 6/1/38	$250	$263
1 Year CMT + 2.31% ,4.32%, 7/1/38	362	382
1 Year CMT + 2.31% ,4.36%, 3/1/37	424	446
1 Year CMT + 2.32% ,4.36%, 1/1/36	350	370
		1,461
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.2%)
Safina Ltd.
2.00%, 12/30/23	438	430

Agency Fixed Rate Mortgages (1.0%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	321	331
6.50%, 9/1/19 — 4/1/24	1	1
7.50%, 11/1/19 — 5/1/35	26	30
8.00%, 8/1/32	15	18
8.50%, 8/1/31	15	18
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 — 7/1/24	503	519
5.00%, 12/1/23 — 12/1/24	250	255
6.00%, 9/1/37	69	75
6.50%, 2/1/28 — 10/1/32	190	207
7.00%, 7/1/29 — 3/1/37	223	249
7.50%, 8/1/37	33	39
8.00%, 4/1/33	60	70
8.50%, 10/1/32	29	35
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	110	119
8.50%, 7/15/30	55	60
		2,026
Asset-Backed Securities (19.7%)
Ally Auto Receivables Trust,
1.47%, 4/15/20	37	37
1.75%, 12/15/21	730	723
Avant Loans Funding Trust,
3.95%, 12/15/22 (a)	400	400
4.11%, 7/15/22 (a)	450	452
Bayview Koitere Fund Trust
3.62%, 3/28/33 (a)	207	208
Bayview Opportunity Master Fund Trust,
3.35%, 11/28/32 (a)	127	126
3.50%, 1/28/55 (a)(b)	279	278
3.82%, 4/28/33 (a)	241	241
BMW Vehicle Lease Trust,
1.98%, 5/20/20	725	723
2.07%, 10/20/20	210	209
CarMax Auto Owner Trust
1.98%, 11/15/21	840	833

CLUB Credit Trust,
2.42%, 9/15/23 (a)	72	72
3.67%, 5/15/24 (a)	350	350
Consumer Loan Underlying Bond Credit Trust,
3.50%, 1/16/24 (a)	250	250
4.07%, 7/15/25 (a)	283	284
Credit Suisse ABS Trust
4.28%, 7/25/24 (a)	378	379
Finance of America Structured Securities Trust
3.62%, 11/25/27 (a)(b)	700	697
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,161
Foundation Finance Trust
3.30%, 7/15/33 (a)	438	435
FREED ABS TRUST
4.61%, 10/20/25 (a)	560	567
GCAT LLC
3.84%, 6/25/48 (a)	482	479
GM Financial Automobile Leasing Trust
3.06%, 6/21/21	280	280
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	1,330	1,325
Gracechurch Card Funding PLC
2.86%, 7/15/22 (a)(b)
cBBerg.mtg_reset_slope: 1.00	627	628
Hyundai Auto Receivables Trust
1.77%, 1/18/22	700	692
Mariner Finance Issuance Trust
3.62%, 2/20/29 (a)	550	551
Marlette Funding Trust
2.83%, 3/15/24 (a)	48	48
Mercedes-Benz Auto Lease Trust
1.35%, 8/15/19	29	29
MFA LLC,
3.88%, 5/25/48 (a)	668	661
4.16%, 7/25/48 (a)	587	589
MFA Trust
3.35%, 11/25/47 (a)	578	577
Nationstar HECM Loan Trust,
2.82%, 9/25/27 (a)(b)	250	247
4.17%, 7/25/28 (a)(b)	650	650
4.35%, 11/25/28 (a)(b)	700	696
Nissan Auto Lease Trust
1.91%, 4/15/20	670	667
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	780	771
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 3.29%, 7/25/25 (b)	214	216
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (a)	390	388
4.59%, 2/25/23 (a)	563	562
Oak Hill Advisors Residential Loan Trust,
3.00%, 6/25/57 — 7/25/57 (a)	898	882
Ocwen Master Advance Receivables Trust,
2.72%, 8/16/49 (a)	600	598
4.19%, 8/15/50 (a)	250	251
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 2.97%, 8/20/30 (b)	119	118
OSCAR US Funding Trust VII LLC
3.04%, 11/10/20 (a)(b)	107	107

OSCAR US Funding Trust VIII LLC
2.91%, 4/12/21 (a)	187	187
Panhandle-Plains Higher Education Authority, Inc.
3 Month USD LIBOR + 0.95%, 3.75%, 7/1/24 (b)	31	31
PFS Financing Corp.,
2.57%, 7/15/22 (a)	460	454
2.74%, 10/17/22 (a)	440	434
2.89%, 2/15/23 (a)	275	273
3.19%, 4/17/23 (a)	300	300
3.52%, 10/16/23 (a)	162	164
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 (a)	420	417
3.33%, 12/30/32 (a)(b)	467	463
3.70%, 3/27/33 (a)	562	555
Pretium Mortgage Credit Partners LLC
4.83%, 9/25/58 (a)	692	695
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (a)	525	522
3.90%, 6/17/24 (a)	700	700
3.96%, 10/15/24 (a)	538	540
PRPM LLC,
3.75%, 4/25/23 (a)(b)	439	437
4.00%, 8/25/23 (a)(b)	320	319
RCO Mortgage LLC
3.38%, 8/25/22 (a)	279	278
RCO V Mortgage LLC,
4.00%, 5/25/23 (a)	615	614
4.46%, 10/25/23 (a)	648	653
RMAT LP
4.09%, 5/25/48 (a)	371	371
RMF Buyout Issuance Trust
4.45%, 11/25/28 (a)(b)	700	701
SBA Small Business Investment Cos.
2.25%, 9/10/22	416	411
Sofi Consumer Loan Program Trust,
3.14%, 2/25/27 (a)	400	399
3.35%, 4/26/27 (a)	325	325
3.67%, 8/25/27 (a)	700	706
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
4.16%, 10/17/50 (a)	200	200
Stanwich Mortgage Loan Trust,
4.02%, 5/16/23 (a)	605	603
4.50%, 10/18/23 (a)	619	622
TLF National Tax Lien Trust
3.09%, 12/15/29 (a)	357	356
Towd Point Mortgage Trust,
2.75%, 4/25/57 (a)(b)	134	132
2.92%, 2/25/57 (a)(b)	481	479
Upgrade Receivables Trust
4.53%, 11/15/24 (a)	650	650
Upstart Securitization Trust,
3.89%, 8/20/25 (a)	600	599
4.45%, 12/22/25 (a)	350	352
Verizon Owner Trust,
1.68%, 5/20/21 (a)	543	540
2.06%, 9/20/21 (a)	375	372
2.74%, 4/20/22 (a)(b)	190	190
VOLT LX LLC
3.25%, 6/25/47 (a)	210	210

VOLT LXII LLC
3.13%, 9/25/47 (a)	363	361
VOLT LXIV LLC
3.38%, 10/25/47 (a)	446	443
VOLT LXIX LLC
4.21%, 8/25/48 (a)	497	499
VOLT LXV LLC
3.75%, 4/25/48 (a)	532	528
VOLT LXVI
4.34%, 5/25/48 (a)	533	534
VOLT LXXI LLC
3.97%, 9/25/48 (a)	500	499
VOLT LXXII LLC
4.21%, 10/26/48 (a)	630	630
VOLT LXXIII LLC
4.46%, 10/25/48 (a)	400	401
VOLT LXXIV LLC
4.58%, 11/25/48 (a)	696	699
World Omni Auto Receivables Trust
1.49%, 12/15/20	312	311
		41,596
Collateralized Mortgage Obligations - Agency Collateral Series (1.3%)
Federal Home Loan Mortgage Corporation,
1.78%, 10/25/20	188	186
1.88%, 5/25/19	773	770
2.09%, 3/25/19	190	189
2.26%, 10/25/20	62	62
3.03%, 10/25/20 (b)	480	480
REMIC
7.50%, 9/15/29	479	541
Federal National Mortgage Association
2.17%, 9/25/19 (b)	482	479
		2,707
Commercial Mortgage-Backed Securities (0.5%)
COMM Mortgage Trust
1 Month USD LIBOR + 2.25%, 4.64%, 2/13/32 (a)(b)	650	649
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.58%, 4.21%, 8/5/34 (a)(b)	185	185
Velocity Commercial Capital Loan Trust
1 Month USD LIBOR + 1.80%, 4.31%, 10/25/46 (b)	167	169
		1,003
Corporate Bonds (55.7%)
Finance (27.7%)
ABN AMRO Bank NV
3.40%, 8/27/21 (a)	650	650
American Express Co.
3.70%, 11/5/21	665	672
ANZ New Zealand Int’l Ltd.
2.20%, 7/17/20 (a)	680	669
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	772
Bank of America NA
2.96%, 8/28/20 (b)	925	922
Bank of Montreal,
3.02%, 9/11/19 (b)	445	445

Series D
3.10%, 4/13/21	990	990
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	519
Bank of Nova Scotia (The),
2.15%, 7/14/20	430	424
3.13%, 4/20/21	680	679
BB&T Corp.
3.20%, 9/3/21	610	610
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	499
BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	649
BPCE SA,
MTN
2.25%, 1/27/20	600	592
Branch Banking & Trust Co.
2.10%, 1/15/20	1,000	990
Canadian Imperial Bank of Commerce,
Series BKTN
2.10%, 10/5/20	840	825
Capital One Financial Corp.
2.40%, 10/30/20	940	921
Caterpillar Financial Services Corp.
3.35%, 12/7/20	1,000	1,004
Cigna Corp.
3.40%, 9/17/21 (a)	1,100	1,098
Citibank NA
2.10%, 6/12/20	830	817
Citigroup, Inc.,
2.05%, 6/7/19	1,100	1,096
2.45%, 1/10/20	475	471
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)	1,350	1,338
Compass Bank
3.50%, 6/11/21	925	923
Cooperatieve Rabobank UA
3.13%, 4/26/21	640	638
Credit Suisse AG,
Series G
2.30%, 5/28/19	650	648
Danske Bank A/S
1.65%, 9/6/19 (a)	1,700	1,673
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	648
Deutsche Bank AG,
2.70%, 7/13/20	750	730
4.25%, 2/4/21	650	641
DNB Bank ASA
2.13%, 10/2/20 (a)	700	686
ERP Operating LP
2.38%, 7/1/19	550	548
Fifth Third Bank
2.20%, 10/30/20	850	834
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	860	852
2.60%, 12/27/20	1,220	1,198
HSBC USA, Inc.
2.25%, 6/23/19	659	657

Jackson National Life Global Funding
2.20%, 1/30/20 (a)	550	545
JPMorgan Chase & Co.,
2.20%, 10/22/19	325	322
2.40%, 6/7/21	850	832
JPMorgan Chase Bank NA
3.09%, 4/26/21	990	986
KeyBank NA
1.60%, 8/22/19	300	297
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	500	500
Lloyds Bank PLC
3.30%, 5/7/21	1,350	1,346
Macquarie Bank Ltd.,
2.35%, 1/15/19 (a)	725	725
2.60%, 6/24/19 (a)	605	603
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	554
MassMutual Global Funding II,
1.55%, 10/11/19 (a)	1,140	1,126
1.95%, 9/22/20 (a)	560	549
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	550	542
National Bank of Canada
2.15%, 6/12/20	1,230	1,212
New York Life Global Funding
2.96%, 10/1/20 (a)(b)	850	846
Nordea Bank Abp
1.63%, 9/30/19 (a)	900	890
PNC Bank NA
2.50%, 1/22/21	960	948
Principal Life Global Funding II
2.15%, 1/10/20 (a)	1,425	1,410
Protective Life Global Funding,
1.72%, 4/15/19 (a)	700	697
2.70%, 11/25/20 (a)	525	519
Royal Bank of Canada,
2.15%, 10/26/20	900	886
3.20%, 4/30/21	670	670
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	197
Santander UK PLC
3.40%, 6/1/21	1,370	1,364
Skandinaviska Enskilda Banken AB
2.30%, 3/11/20	530	525
Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	630
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (a)	275	273
Suncorp-Metway Ltd.,
2.10%, 5/3/19 (a)	275	274
2.38%, 11/9/20 (a)	670	657
Svenska Handelsbanken AB,
1.95%, 9/8/20	990	968
3.35%, 5/24/21	660	660
Synchrony Bank
3.65%, 5/24/21	650	636
Toronto-Dominion Bank (The)
3.25%, 6/11/21	610	613
UBS AG,
2.45%, 12/1/20 (a)	600	589

MTN
2.38%, 8/14/19	925	921
United Overseas Bank Ltd.
3.20%, 4/23/21 (a)	340	340
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	498
US Bank NA
2.00%, 1/24/20	500	495
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	597
Wells Fargo Bank NA
3.63%, 10/22/21	1,900	1,912
Westpac Banking Corp.
2.65%, 1/25/21	1,025	1,015
		58,497
Industrials (26.3%)
AbbVie, Inc.
2.50%, 5/14/20	575	570
Alimentation Couche-Tard, Inc.
2.35%, 12/13/19 (a)	660	654
Allergan Funding SCS
3.00%, 3/12/20	835	832
Amazon.com, Inc.
1.90%, 8/21/20	900	887
American Honda Finance Corp.,
1.95%, 7/20/20	250	246
MTN
1.20%, 7/12/19	530	526
2.45%, 9/24/20	550	544
Amgen, Inc.
2.20%, 5/22/19	790	787
Analog Devices, Inc.
2.85%, 3/12/20	230	229
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/21	1,000	984
AT&T, Inc.,
2.45%, 6/30/20	1,225	1,210
2.80%, 2/17/21	800	790
AutoZone, Inc.
1.63%, 4/21/19	740	736
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	442
Baxalta, Inc.
2.88%, 6/23/20	164	163
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	330	328
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	595
Becton Dickinson and Co.
2.68%, 12/15/19	300	297
Biogen, Inc.
2.90%, 9/15/20	525	521
BMW US Capital LLC,
1.50%, 4/11/19 (a)	700	697
2.15%, 4/6/20 (a)	400	395
BP Capital Markets PLC
2.32%, 2/13/20	400	397
Cardinal Health, Inc.
1.95%, 6/14/19	725	721

Caterpillar Financial Services Corp.
3.15%, 9/7/21	790	792
CBS Corp.
2.30%, 8/15/19	625	621
Celgene Corp.
2.88%, 8/15/20	525	522
Cigna Corp.
3.20%, 9/17/20 (a)	800	797
Crown Castle International Corp.
3.40%, 2/15/21	1,000	1,000
CVS Health Corp.
3.13%, 3/9/20	960	958
Daimler Finance North America LLC,
1.50%, 7/5/19 (a)	200	198
2.30%, 1/6/20 (a)	325	322
3.75%, 11/5/21 (a)	295	296
Danone SA
1.69%, 10/30/19 (a)	875	863
Dell International LLC/EMC Corp.
3.48%, 6/1/19 (a)	900	897
Delta Air Lines, Inc.
2.88%, 3/13/20	575	571
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	659
Discovery Communications LLC,
2.20%, 9/20/19	975	965
2.75%, 11/15/19 (a)	575	569
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19	825	819
DR Horton, Inc.
2.55%, 12/1/20	480	469
Eastman Chemical Co.
3.50%, 12/1/21	600	603
EI du Pont de Nemours & Co.
2.20%, 5/1/20	700	695
EMD Finance LLC
2.40%, 3/19/20 (a)	575	569
Enterprise Products Operating LLC,
2.55%, 10/15/19	325	323
2.80%, 2/15/21	780	772
Ford Motor Credit Co., LLC,
2.26%, 3/28/19	450	449
2.68%, 1/9/20	725	713
General Dynamics Corp.
2.88%, 5/11/20	410	410
General Motors Co.
3 Month USD LIBOR + 0.80%, 3.39%, 8/7/20 (b)	950	941
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	597
Gilead Sciences, Inc.,
1.85%, 9/20/19	445	441
2.55%, 9/1/20	500	496
Hewlett Packard Enterprise Co.
2.10%, 10/4/19 (a)	800	791
Hyundai Capital America,
2.50%, 3/18/19 (a)	775	774
2.55%, 4/3/20 (a)	175	173
2.60%, 3/19/20 (a)	325	321
JM Smucker Co. (The)
2.50%, 3/15/20	225	223

Keurig Dr Pepper, Inc.
3.55%, 5/25/21 (a)	930	929
Kinder Morgan, Inc.
3.05%, 12/1/19	650	646
Kroger Co. (The)
2.00%, 1/15/19	750	750
Lockheed Martin Corp.
2.50%, 11/23/20	225	223
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	544
McKesson Corp.
2.28%, 3/15/19	790	788
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	175
Medtronic, Inc.
2.50%, 3/15/20	550	547
Molson Coors Brewing Co.
1.45%, 7/15/19	775	767
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19 (a)	575	574
2.35%, 3/4/19 (a)	570	569
3.15%, 3/15/21 (a)	590	582
Northrop Grumman Corp.
2.08%, 10/15/20	580	569
Novartis Capital Corp.
1.80%, 2/14/20	475	470
Orange SA
2.75%, 2/6/19	625	625
Rockwell Collins, Inc.
1.95%, 7/15/19	800	794
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	124
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	410	401
Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (a)	1,750	1,754
Shell International Finance BV
1.38%, 9/12/19	700	693
Sherwin-Williams Co. (The)
2.25%, 5/15/20	925	911
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (a)	900	889
2.15%, 5/27/20 (a)	550	543
Southwest Airlines Co.
2.75%, 11/6/19	600	598
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (a)	750	761
Toyota Motor Credit Corp.
2.95%, 4/13/21	920	920
Tyco Electronics Group SA
3.20%, 6/5/20 (b)	700	699
Tyson Foods, Inc.
2.65%, 8/15/19	600	597
Union Pacific Corp.
2.25%, 6/19/20	550	543
United Technologies Corp.
1.90%, 5/4/20	800	785
Verizon Communications, Inc.
2.63%, 2/21/20	250	249

Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (a)	550	542
3.88%, 11/13/20 (a)	755	759
		55,480
Utilities (1.7%)
Berkshire Hathaway Energy Co.
2.38%, 1/15/21	375	370
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	225	222
DTE Energy Co.
1.50%, 10/1/19	425	419
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	246
Sempra Energy
2.40%, 3/15/20	600	592
South Carolina Electric & Gas Co.
3.50%, 8/15/21	275	276
Southern Co. (The)
2.15%, 9/1/19	725	721
Southern Power Co.,
Series D
1.95%, 12/15/19	675	665
		3,511
		117,488
Mortgages - Other (4.2%)
Cascade Funding Mortgage Trust
4.00%, 10/25/68 (a)(b)	690	693
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	141	144
CIM Trust
3.00%, 4/25/57 (a)(b)	597	594
Federal Home Loan Mortgage Corporation,
3.06%, 4/25/30 (b)	169	168
1 Month USD LIBOR + 1.20%, 3.71%, 10/25/29 (b)	265	267
Federal National Mortgage Association,
1 Month USD LIBOR + 1.30%, 3.81%, 4/25/29 — 7/25/29(b)	643	646
1 Month USD LIBOR + 1.45%, 3.96%, 1/25/29 (b)	109	109
Galton Funding Mortgage Trust
3.50%, 11/25/57 (a)(b)	567	567
Gosforth Funding PLC
3.14%, 8/25/60 (a)(b)	379	378
Lanark Master Issuer PLC
3.07%, 12/22/69 (a)(b)	846	844
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 — 8/25/55 (a)(b)	357	359
NRPL Trust
4.25%, 7/25/67 (a)(b)	693	693
OBX Trust
4.00%, 11/25/48 (a)(b)	629	630
Pepper Residential Securities Trust,
3.34%, 1/16/60 (a)(b)	800	799
3.64%, 6/20/60	1,030	1,029
RESIMAC Bastille Trust
3.23%, 12/16/59 (a)(b)	777	776

Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 3.09%, 8/20/34 (b)	264	261
		8,957
Sovereign (0.2%)
Korea Development Bank (The)
3 Month USD LIBOR + 0.45%, 3.14%, 2/27/20 (b)	320	320

U.S. Agency Security (1.1%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,283
Total Fixed Income Securities (Cost $179,140)		178,271

		Value
	Shares	(000)
Short-Term Investments (14.9%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $9,873)	9,873,308	9,873

	Face
	Amount
	(000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill
2.38%, 3/21/19 (d)(e) (Cost $1,343)	$1,350	1,343

Certificates of Deposit (0.9%)
International Bank (0.9%)
Mizuho Bank Ltd.
3 Month USD LIBOR + 0.11%, 2.93%, 3/26/19 (b) (Cost $1,900)	1,900	1,900

Commercial Paper (8.7%)
Chemicals (0.5%)
LyondellBasell Investment LLC
3.05%, 2/5/19 (f)	1,025	1,022

Computer Technology (0.4%)
Apple, Inc.
2.48%, 2/5/19 (f)	975	973

Domestic Bank (0.5%)
ING U.S. Funding LLC
2.63%, 2/8/19 (f)	990	987

Energy (1.9%)
Black Hills Corp.
3.01%, 1/17/19 (f)	2,000	1,997
Spectra Energy Partners LP
2.95%, 1/3/19 (f)	2,000	2,000
		3,997
Food & Beverage (0.5%)
Mondelez International, Inc.
2.87%, 2/6/19 (f)	995	992

Health Care Services (1.4%)
Catholic Health Initiatives
3.14%, 1/9/19 (f)	975	974
Walgreens Boots Alliance, Inc.,
2.81%, 1/23/19 (f)	930	929
3.29%, 5/31/19 (a)(f)	1,057	1,043
		2,946
International Banks (1.4%)
Reckitt Benckiser Treasury Services PLC
2.97%, 1/9/19 (f)	1,025	1,024
Skandinaviska Enskilda Banken AB
2.60%, 4/12/19 (f)	1,010	1,002
Standard Chartered Bank
2.94%, 9/26/19 (f)	1,000	978
		3,004
Publishing & Broadcasting (0.9%)
NBCUniversal Enterprise, Inc.
2.79%, 1/3/19 (f)	2,000	2,000

Transportation (0.5%)
Ryder System, Inc.
2.84%, 1/2/19 (f)	1,000	1,000

Wireless Telecom Services (0.7%)
Vodafone Group PLC
2.93%, 1/7/19 (f)	1,500	1,499
Total Commercial Paper (Cost $18,422)		18,420
Total Short-Term Investments (Cost $31,538)		31,536
Total Investments (99.5%) (Cost $210,678) (g)(h)(i)		209,807
Other Assets in Excess of Liabilities (0.5%)		1,150
Net Assets (100.0%)		$210,957

(a)                                144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Floating or Variable rate securities: The rates disclosed are as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 Rate shown is the yield to maturity at December 31, 2018.

(e)                                  All or a portion of the security was pledged to cover margin requirements for futures contract.

(f)                                   The rates shown are the effective yields at the date of purchase.

(g)                                  Securities are available for collateral in connection with open futures

(h)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2018, the Fund did not engage in any cross-trade transactions.

(i)                                     At December 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $218,000 and the aggregate gross unrealized depreciation is approximately $1,182,000, resulting in net unrealized depreciation of approximately $964,000.

CMT                   Constant Maturity Treasury Note Rate.

LIBOR        London Interbank Offered Rate.

MTN                   Medium Term Note.

REMIC     Real Estate Mortgage Investment Conduit.

Futures Contract:

The Fund had the following futures contract open at December 31, 2018:

	Number				Unrealized
	of	Expiration	Notional Amount	Value	Depreciation
	Contracts	Date	(000)	(000)	(000)
Short:
U.S. Treasury 2 yr. Note	63	Mar-19	(12,600)	$(13,376)	$(93)

Portfolio Composition

Classification	Percentage of Total Investments
Finance	27.9%
Industrials	26.5
Asset-Backed Securities	19.8
Short-Term Investments	15.0
Other*	10.8
Total Investments	100.0	%**

*                Industries and/or investment types representing less than 5% of total investments.

**         Does not include open short futures contracts with a value of approximately $13,376,000 and total unrealized depreciation of approximately $93,000.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • December 31, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$190	$—		$190
Agency Fixed Rate Mortgages	—	7,985	—		7,985
Asset-Backed Securities	—	891	—		891
Collateralized Mortgage Obligations - Agency Collateral Series	—	167	—		167
Commercial Mortgage-Backed Securities	—	1,791	—		1,791
Corporate Bonds	—	38,568	—		38,568
Mortgages - Other	—	1,380	—		1,380
Sovereign	—	72,311	—		72,311
U.S. Treasury Securities	—	26,918	—		26,918
Total Fixed Income Securities	—	150,201	—		150,201
Common Stocks
Aerospace & Defense	755	700	—		1,455
Air Freight & Logistics	233	140	—		373
Airlines	11	67	—		78
Auto Components	86	201	—		287
Automobiles	21	757	—		778
Banks	4,474	6,494	—		10,968
Beverages	753	946	—		1,699
Biotechnology	1,010	476	—		1,486
Building Products	395	282	—		677
Capital Markets	1,361	904	—		2,265
Chemicals	731	1,384	—		2,115
Commercial Services & Supplies	273	133	—		406
Communications Equipment	685	256	—		941
Construction & Engineering	48	373	—		421
Construction Materials	612	260	—		872
Consumer Finance	2,462	4	—		2,466
Containers & Packaging	151	43	—		194
Distributors	22	—	—		22
Diversified Consumer Services	26	—	—		26
Diversified Financial Services	94	272	—		366
Diversified Telecommunication Services	1,632	1,399	—		3,031
Electric Utilities	905	810	—		1,715
Electrical Equipment	269	723	—		992
Electronic Equipment, Instruments & Components	154	60	—		214
Energy Equipment & Services	258	75	—	†	333	†
Entertainment	462	22	—		484
Equity Real Estate Investment Trusts (REITs)	1,228	601	—		1,829
Food & Staples Retailing	1,564	500	—		2,064
Food Products	431	1,645	—		2,076
Gas Utilities	38	140	—		178
Health Care Equipment & Supplies	1,457	439	—		1,896
Health Care Providers & Services	1,268	223	—		1,491
Health Care Technology	43	—	—		43
Hotels, Restaurants & Leisure	1,021	596	—		1,617
Household Durables	1,245	169	—		1,414
Household Products	862	385	—		1,247
Independent Power & Renewable Electricity Producers	4	36	—		40
Industrial Conglomerates	388	592	—		980
Information Technology Services	2,022	375	—		2,397
Insurance	913	2,437	—		3,350
Interactive Media & Services	1,264	56	—		1,320
Internet & Direct Marketing Retail	1,367	12	—		1,379
Leisure Products	20	—	—		20
Life Sciences Tools & Services	375	104	—		479
Machinery	662	580	—		1,242
Marine	—	89	—		89
Media	1,171	392	—		1,563
Metals & Mining	833	1,657	—		2,490
Multi-Line Retail	221	154	—		375
Multi-Utilities	558	554	—		1,112
Oil, Gas & Consumable Fuels	2,503	2,845	—		5,348
Paper & Forest Products	91	116	—		207
Personal Products	133	927	—		1,060
Pharmaceuticals	1,778	3,439	—		5,217
Professional Services	328	552	—		880
Real Estate Management & Development	77	613	—		690
Road & Rail	863	170	—		1,033
Semiconductors & Semiconductor Equipment	1,577	412	2		1,991
Software	2,257	544	—		2,801
Specialty Retail	865	197	—		1,062
Tech Hardware, Storage & Peripherals	2,616	—	—		2,616
Textiles, Apparel & Luxury Goods	269	1,033	—		1,302
Thrifts & Mortgage Finance	100	—	—		100
Tobacco	329	414	—		743
Trading Companies & Distributors	273	195	—		468
Transportation Infrastructure	—	257	—		257
Water Utilities	—	45	—		45
Wireless Telecommunication Services	127	248	—		375
Total Common Stocks	51,024	40,524	2	†	91,550	†
Right	6	—	—		6
Warrant	— @	—	—		—	@
Short-Term Investments
Investment Company	14,780	—	—		14,780
U.S. Treasury Securities	—	6,677	—		6,677
Total Short-Term Investments	14,780	6,677	—		21,457
Foreign Currency Forward Exchange Contracts	—	2,027	—		2,027
Futures Contracts	698	—	—		698
Interest Rate Swap Agreements	—	89	—		89
Total Return Swap Agreements	—	845	—		845
Total Assets	66,508	200,363	2	†	266,873	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,681)	—		(1,681)
Futures Contracts	(2,230)	—	—		(2,230)
Interest Rate Swap Agreements	—	(160)	—		(160)
Total Return Swap Agreements	—	(1,411)	—		(1,411)
Total Liabilities	(2,230)	(3,252)	—		(5,482)
Total	$64,278	$197,111	$2	†	$261,391	†

@           Value is less than $500.

†                Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)
Beginning Balance	$—	@†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	2
Realized gains (losses)	—
Ending Balance	$2	†

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018	$2

@                     Value is less than $500.

†                          Includes one or more securities which are valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$547	$—		$547
Asset-Backed Securities	—	15	—		15
Commercial Mortgage-Backed Securities	—	212	—		212
Corporate Bonds	—	1,469	—		1,469
Sovereign	—	4,417	—		4,417
U.S. Treasury Securities	—	1,610	—		1,610
Total Fixed Income Securities	—	8,270	—		8,270
Common Stocks
Aerospace & Defense	—	22	—		22
Air Freight & Logistics	—	3	—		3
Airlines	—	1	—		1
Auto Components	4	6	—		10
Automobiles	—	18	—		18
Banks	52	211	—		263
Beverages	—	30	—		30
Biotechnology	—	11	—		11
Building Products	13	4	—		17
Capital Markets	4	18	—		22
Chemicals	4	28	—		32
Commercial Services & Supplies	—	2	—		2
Communications Equipment	—	4	—		4
Construction & Engineering	— @	17	—		17
Construction Materials	33	4	—		37
Consumer Finance	116	—	—		116
Containers & Packaging	—	1	—		1
Diversified Financial Services	1	1	—		2
Diversified Telecommunication Services	—	33	—		33
Electric Utilities	32	41	—		73
Electrical Equipment	—	17	—		17
Equity Real Estate Investment Trusts (REITs)	253	204	—		457
Food & Staples Retailing	6	11	—		17
Food Products	—	34	—		34
Gas Utilities	14	52	—		66
Health Care Equipment & Supplies	—	12	—		12
Health Care Providers & Services	1	6	—		7
Hotels, Restaurants & Leisure	—	24	—		24
Household Durables	73	2	—		75
Household Products	—	12	—		12
Independent Power & Renewable Electricity Producers	—	2	—		2
Industrial Conglomerates	—	20	—		20
Information Technology Services	—	10	—		10
Insurance	24	55	—		79
Interactive Media & Services	—	— @	—		— @
Life Sciences Tools & Services	—	2	—		2
Machinery	—	4	—		4
Marine	—	2	—		2
Media	3	23	—		26
Metals & Mining	28	43	—		71
Multi-Line Retail	—	5	—		5
Multi-Utilities	25	51	—		76
Oil, Gas & Consumable Fuels	172	89	—		261
Paper & Forest Products	3	3	—		6
Personal Products	—	29	—		29
Pharmaceuticals	—	89	—		89
Professional Services	—	12	—		12
Real Estate Management & Development	3	215	—		218
Road & Rail	7	3	—		10
Semiconductors & Semiconductor Equipment	—	10	—	@	10
Software	1	10	—		11
Specialty Retail	—	4	—		4
Textiles, Apparel & Luxury Goods	—	29	—		29
Thrifts & Mortgage Finance	3	—	—		3
Tobacco	—	12	—		12
Trading Companies & Distributors	4	6	—		10
Transportation Infrastructure	1	90	—		91
Water Utilities	14	19	—		33
Wireless Telecommunication Services	5	6	—		11
Total Common Stocks	899	1,672	—	@	2,571
Investment Companies	1,156	3	—		1,159
Rights	2	—	—		2
Short-Term Investments
Investment Company	1,828	—	—		1,828
U.S. Treasury Securities	—	380	—		380
Total Short-Term Investments	1,828	380	—		2,208
Foreign Currency Forward Exchange Contracts	—	99	—		99
Futures Contracts	30	—	—		30
Interest Rate Swap Agreements	—	3	—		3

Total Return Swap Agreements	—	41	—		41
Total Assets	3,915	10,468	—		14,383
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(78)	—		(78)
Futures Contracts	(140)	—	—		(140)
Credit Default Swap Agreements	—	(2)	—		(2)
Interest Rate Swap Agreements	—	(10)	—		(10)
Total Return Swap Agreements	—	(41)	—		(41)
Total Liabilities	(140)	(131)	—		(271)
Total	$3,775	$10,337	$—	@	$14,112

@           Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Multi-Asset Income	Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	@
Realized gains (losses)	—
Ending Balance	$—	@

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018	$—	@

@                     Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$8,238	$—	$—	$8,238
Biotechnology	13,055	—	—	13,055
Capital Markets	8,850	—	—	8,850
Commercial Services & Supplies	16,774	—	—	16,774
Construction Materials	8,131	—	—	8,131
Entertainment	27,352	—	—	27,352
Health Care Equipment & Supplies	42,714	—	—	42,714
Health Care Providers & Services	38,250	—	—	38,250
Health Care Technology	72,844	—	2,698	75,542
Information Technology Services	83,629	—	—	83,629
Interactive Media & Services	68,651	20,876	—	89,527
Internet & Direct Marketing Retail	45,370	—	—	45,370
Pharmaceuticals	446	—	—	446
Software	95,721	—	—	95,721
Specialty Retail	4,565	—	—	4,565
Total Common Stocks	534,590	20,876	2,698	558,164
Call Options Purchased	—	357	—	357
Short-Term Investments
Investment Company	17,622	—	—	17,622
Repurchase Agreements	—	2,773	—	2,773
Total Short-Term Investments	17,622	2,773	—	20,395
Total Assets	$552,212	$24,006	$2,698	$578,916

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth	Common Stock (000)
Beginning Balance	$—
Purchases	2,693
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	5
Realized gains (losses)	—
Ending Balance	$2,698

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018	$5

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2018.

Mid Cap Growth	Fair Value at December 31, 2018 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input (*)

Common Stock	$2,698	Market Transaction Method	Precedent Transaction	378.16	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%/16.50%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.4x-5.5x/1.3x	Increase
			Discount for Lack of Marketability	15.00%	Decrease

(*)    Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$149	$—	$149
Agency Fixed Rate Mortgages	—	61,422	—	61,422
Asset-Backed Securities	—	54,460	—	54,460
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,466	—	2,466
Commercial Mortgage-Backed Securities	—	10,143	—	10,143
Corporate Bonds	—	134,841	—	134,841
Mortgages - Other	—	37,255	—	37,255
Municipal Bonds	—	2,253	—	2,253
Sovereign	—	24,462	—	24,462
U.S. Agency Securities	—	2,092	—	2,092
U.S. Treasury Securities	—	27,672	—	27,672
Total Fixed Income Securities	—	357,215	—	357,215
Short-Term Investments
Investment Company	30,994	—	—	30,994
U.S. Treasury Securities	—	1,665	—	1,665
Total Short-Term Investments	30,994	1,665	—	32,659
Foreign Currency Forward Exchange Contracts	—	38	—	38
Futures Contracts	811	—	—	811
Interest Rate Swap Agreements	—	158	—	158
Total Assets	31,805	359,076	—	390,881
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(90)	—	(90)
Futures Contracts	(239)	—	—	(239)
Interest Rate Swap Agreements	—	(455)	—	(455)
Total Liabilities	(239)	(545)	—	(784)
Total	$31,566	$358,531	$—	$390,097

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$109,403	$—	$109,403
Short-Term Investments
Investment Company	2,608	—	—	2,608
U.S. Treasury Securities	—	1,856	—	1,856
Total Short-Term Investments	2,608	1,856	—	4,464
Futures Contracts	510	—	—	510
Interest Rate Swap Agreement	—	30	—	30
Total Assets	3,118	111,289	—	114,407
Liabilities:
Futures Contracts	(500)	—	—	(500)
Interest Rate Swap Agreements	—	(198)	—	(198)
Total Liabilities	(500)	(198)	—	(698)
Total	$2,618	$111,091	$—	$113,709

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$148,197	$—	$148,197
Variable Rate Senior Loan Interests	—	13,379	—	13,379
Total Fixed Income Securities	—	161,576	—	161,576
Common Stocks
Auto Components	—	1	—	1
Equity Real Estate Investment Trusts (REITs)	—	269	—	269
Machinery	—	—	11	11
Semiconductors & Semiconductor Equipment	—	67	—	67
Trading Companies & Distributors	—	61	—	61
Total Common Stocks	—	398	11	409
Warrants	—	72	—	72
Participation Notes	—	22	—	22
Short-Term Investment
Investment Company	3,497	—	—	3,497
Total Assets	$3,497	$162,068	$11	$165,576

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$24
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(13)
Realized gains (losses)	—
Ending Balance	$11

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018	$(13)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2018. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2018.

High Yield	Fair Value at December 31, 2018 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input (**)
Common Stock	$11	Market Comparable Companies	Enterprise Value/EBITDA	4.8x	Increase
			Discount for Lack of Marketability	30.0%	Decrease

* Amount is indicative of the weighted average.

(**)                                                 Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,461	$—	$1,461
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	430	—	430
Agency Fixed Rate Mortgages	—	2,026	—	2,026
Asset-Backed Securities	—	41,596	—	41,596
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,707	—	2,707
Commercial Mortgage-Backed Securities	—	1,003	—	1,003
Corporate Bonds	—	117,488	—	117,488
Mortgages - Other	—	8,957	—	8,957
Sovereign	—	320	—	320
U.S. Agency Securities	—	2,283	—	2,283
Total Fixed Income Securities	—	178,271	—	178,271
Short-Term Investments
Certificates of Deposit	—	1,900	—	1,900
Commercial Paper	—	18,420	—	18,420
Investment Company	9,873	—	—	9,873
U.S. Treasury Securities	—	1,343	—	1,343
Total Short-Term Investments	9,873	21,663	—	31,536
Total Assets	9,873	199,934	—	209,807
Liabilities:
Futures Contracts	(93)	—	—	(93)
Total	$9,780	$199,934	$—	$209,714

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,794	$—	$1,794
Collateralized Mortgage Obligations - Agency Collateral Series	—	9	—	9
Commercial Mortgage-Backed Securities	—	392	—	392
Corporate Bonds	—	4,100	—	4,100
Mortgages - Other	—	1,189	—	1,189
Sovereign	—	1,183	—	1,183
U.S. Treasury Securities	—	454	—	454
Total Fixed Income Securities	—	9,121	—	9,121
Short-Term Investments
Investment Company	106	—	—	106
U.S. Treasury Securities	—	527	—	527
Total Short-Term Investments	106	527	—	633
Foreign Currency Forward Exchange Contract	—	2	—	2
Futures Contracts	4	—	—	4
Credit Default Swap Agreements	—	5	—	5
Total Assets	110	9,655	—	9,765
Liabilities:
Foreign Currency Forward Exchange Contract	—	(10)	—	(10)
Futures Contracts	(61)	—	—	(61)
Credit Default Swap Agreements	—	(20)	—	(20)
Interest Rate Swap Agreements	—	(22)	—	(22)
Total Liabilities	(61)	(52)	—	(113)
Total	$49	$9,603	$—	$9,652

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$224,941	$—	$224,941
Commercial Paper	—	1,626,109	—	1,626,109
Corporate Bonds	—	875,167	—	875,167
Floating Rate Notes	—	7,653,322	—	7,653,322
Repurchase Agreements	—	2,103,000	—	2,103,000
Total Short-Term Investments	—	12,482,539	—	12,482,539
Total Assets	$—	$12,482,539	$—	$12,482,539

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	—	25,990	—	25,990
Daily Variable Rate Bonds	—	17,000	—	17,000
Floating Rate Notes	—	2,008	—	2,008
Quarterly Variable Rate Bonds	—	1,750	—	1,750
Commercial Paper	—	2,900	—	2,900
Municipal Bonds & Notes	—	300	—	300
Total Short-Term Investments	—	49,948	—	49,948
Total Assets	$—	$49,948	$—	$49,948

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 19, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2019